UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2009

Item 1:           Reports to Shareholders.

2009

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

All Value Fund

Alpha Strategy Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2009

Lord Abbett Securities Trust

Semiannual Report

For the six-month period ended April 30, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Securities Trust for the six-month period ended April 30, 2009. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 through April 30, 2009).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/08 – 4/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

All Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$978.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.73	$6.11
Class B
Actual	$1,000.00	$975.20	$9.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.35
Class C
Actual	$1,000.00	$975.10	$9.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$980.00	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class I
Actual	$1,000.00	$979.70	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.36
Class P
Actual	$1,000.00	$978.20	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.24	$6.61
Class R2
Actual	$1,000.00	$977.20	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$977.50	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$6.85

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.87% for Classes B and C, 0.97% for Class F, 0.87% for Class I, 1.32% for Class P, 1.47% for Class R2 and 1.37% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	9.91%
Consumer Discretionary	11.47%
Consumer Staples	3.52%
Financial Services	17.72%
Healthcare	14.50%
Integrated Oils	2.69%
Materials & Processing	8.31%
Sector*	%**
Other	0.81%
Other Energy	10.08%
Producer Durables	12.50%
Technology	4.52%
Utilities	1.30%
Short-Term Investment	2.67%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$1,005.00	$1.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$1,002.10	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,002.20	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F
Actual	$1,000.00	$1,007.20	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,007.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,004.80	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.01
Class R3
Actual	$1,000.00	$1,004.90	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Goal

April 30, 2009

Goal	%*
Long Term Capital Appreciation**	69.81%
Long Term Capital Growth**	30.11%
Short-Term Investment	0.08%
Total	100.00%

*  Represents percent of total investments.

**  Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the goal of these Underlying Funds.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$999.50	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.73	$8.15
Class B
Actual	$1,000.00	$996.10	$11.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.51	$11.38
Class C
Actual	$1,000.00	$997.10	$11.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.51	$11.38
Class F
Actual	$1,000.00	$1,001.70	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.85
Class I
Actual	$1,000.00	$1,002.30	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.41
Class P
Actual	$1,000.00	$999.60	$8.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$8.65
Class R2
Actual	$1,000.00	$1,002.90	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.36
Class R3
Actual	$1,000.00	$999.50	$8.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.85

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.63% for Class A, 2.28% for Class B and Class C, 1.37% for Class F, 1.28% for Class I, 1.73% for Class P, 1.07% for Class R2 and 1.77% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Consumer Discretionary	9.41%
Consumer Staples	11.03%
Energy	9.14%
Financials	22.37%
Healthcare	7.31%
Industrials	9.87%
Information Technology	7.56%
Sector*	%**
Integrated Oils	0.74%
Materials	11.26%
Telecommunication Services	6.14%
Utilities	3.57%
Short-Term Investment	1.60%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$1,001.30	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.75
Class C
Actual	$1,000.00	$997.40	$9.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.96	$9.89
Class F
Actual	$1,000.00	$1,002.00	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class I
Actual	$1,000.00	$1,004.00	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.87	$4.96
Class R2
Actual	$1,000.00	$1,003.10	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.91
Class R3
Actual	$1,000.00	$1,003.50	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.06

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 1.98% for Class C, 1.10% for Class F, 0.99% for Class I, 0.78% for Class R2 and 0.81% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto	4.44%
Basic Industry	1.23%
Captial Goods	0.76%
Consumer Cyclicals	3.74%
Consumer Discretionary	1.21%
Consumer Services	6.57%
Consumer Staples	3.03%
Energy	4.13%
Financial Services	26.13%
Healthcare	4.26%
Sector*	%**
Integrated Oils	6.86%
Materials & Processing	11.17%
Other	1.45%
Producer Durables	7.54%
Technology	1.07%
Telecommunications	9.05%
Transportation	0.96%
Utilities	5.34%
Short-Term Investment	1.06%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$1,060.40	$9.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.25	$9.59
Class B
Actual	$1,000.00	$1,057.80	$13.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.03	$12.82
Class C
Actual	$1,000.00	$1,056.70	$13.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.03	$12.82
Class F
Actual	$1,000.00	$1,061.50	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$8.30
Class I
Actual	$1,000.00	$1,062.00	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.99	$7.85
Class P
Actual	$1,000.00	$1,060.60	$10.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.74	$10.14
Class R2
Actual	$1,000.00	$1,060.50	$11.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.06	$10.79
Class R3
Actual	$1,000.00	$1,059.30	$10.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.66	$10.19

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.92% for Class A, 2.57% for Classes B and C, 1.66% for Class F, 1.57% for Class I, 2.03% for Class P, 2.16% for Class R2, and 2.04% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Basic Materials	13.42%
Consumer Cyclicals	12.67%
Consumer Non-Cyclicals	8.86%
Diversified Financials	5.47%
Energy	6.36%
Healthcare	7.43%
Industrial Goods & Services	14.28%
Non-Property Financials	5.80%
Sector*	%**
Property & Property
Services	4.10%
Technology	8.28%
Telecommunications	0.46%
Transportation	2.82%
Utilities	5.47%
Short-Term Investment	4.58%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A*
Actual	$1,000.00	$877.40	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.91
Class B*
Actual	$1,000.00	$874.70	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.79	$8.05
Class C*
Actual	$1,000.00	$876.90	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.79	$8.10
Class F*
Actual	$1,000.00	$878.80	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.83	$5.01
Class I*
Actual	$1,000.00	$879.20	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.16
Class P*
Actual	$1,000.00	$877.10	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.41

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.61% for Class B, 1.62% for Class C, 1.00% for Class F, 0.63% for Class I and 1.08% for Class P) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*  The annualized net expenses of each class have been restated (1.23% for Class A, 1.87% for Class B and Class C, 1.06% for Class F, 0.88% for Class I and 1.31% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.73	$6.16
Class B	$8.69	$9.35
Class C	$8.70	$9.35
Class F	$4.94	$5.31
Class I	$4.10	$4.41
Class P	$6.10	$6.56

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	3.02%
Consumer Discretionary	21.04%
Consumer Staples	6.51%
Financial Services	29.91%
Healthcare	9.88%
Integrated Oils	4.39%
Materials & Processing	2.14%
Other	2.06%
Other Energy	5.11%
Producer Durables	2.62%
Technology	3.91%
Utilities	3.25%
Short-Term Investment	6.16%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$1,007.20	$6.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.13	$6.71
Class B
Actual	$1,000.00	$1,003.10	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.90	$9.94
Class C
Actual	$1,000.00	$1,003.10	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.91	$9.94
Class F
Actual	$1,000.00	$1,007.60	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.13	$5.40
Class I
Actual	$1,000.00	$1,009.00	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.01
Class P
Actual	$1,000.00	$1,006.10	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.62	$7.25
Class R2
Actual	$1,000.00	$1,005.10	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.99	$7.85
Class R3
Actual	$1,000.00	$1,006.30	$7.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.45

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.34% for Class A, 1.99% for Classes B and C, 1.08% for Class F, 1.00% for Class I, 1.45% for Class P, 1.57% for Class R2 and 1.49% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	10.45%
Consumer Discretionary	11.65%
Consumer Staples	3.66%
Financial Services	17.97%
Healthcare	8.97%
Integrated Oils	0.39%
Materials & Processing	10.65%
Sector*	%**
Other	0.97%
Other Energy	4.01%
Producer Durables	10.36%
Technology	9.80%
Utilities	4.22%
Short-Term Investment	6.90%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

ALL VALUE FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.40%
Aerospace 4.90%
Alliant Techsystems, Inc.*	335,000	$26,683
Curtiss-Wright Corp.	200,030	6,395
General Dynamics Corp.	690,400	35,673
United Technologies Corp.	755,628	36,905
Total		105,656
Air Transportation 1.65%
Bristow Group, Inc.*	162,000	3,687
Continental Airlines, Inc.*	1,419,600	14,934
Southwest Airlines Co.	2,421,292	16,901
Total		35,522
Auto Components 1.16%
PACCAR, Inc.	705,000	24,985
Auto Parts: Original Equipment 2.64%
Autoliv, Inc. (Sweden)(a)	1,178,975	29,085
BorgWarner, Inc.	694,700	20,112
WABCO Holdings, Inc.	490,000	7,835
Total		57,032
Automobiles 1.82%
Honda Motor Co., Ltd. ADR	1,349,100	39,205
Banks 2.56%
City National Corp.	157,100	5,750
Commerce Bancshares, Inc.	509,580	16,867
Cullen/Frost Bankers, Inc.	695,000	32,728
Total		55,345
Biotechnology Research & Production 5.53%
Amgen, Inc.*	1,070,020	51,864
Biogen Idec, Inc.*	507,000	24,508

Investments	Shares	Value (000)
Onyx Pharmaceuticals, Inc.*	863,900	$22,375
OSI Pharmaceuticals, Inc.*	616,087	20,682
Total		119,429
Building: Materials 0.42%
Quanex Building Products Corp.	880,962	9,030
Casinos & Gambling 0.04%
International Game Technology	68,700	848
Chemicals 0.72%
Celanese Corp. Series A	746,000	15,547
Communications Technology 1.11%
Anixter International, Inc.*	600,000	23,868
Computer Services, Software & Systems 3.47%
Adobe Systems, Inc.*	1,295,000	35,418
McAfee, Inc.*	1,049,200	39,387
Total		74,805
Containers & Packaging: Metal & Glass 0.88%
AptarGroup, Inc.	490,000	15,205
Silgan Holdings, Inc.	83,576	3,885
Total		19,090
Diversified Financial Services 6.59%
Bank of New York Mellon Corp. (The)	1,431,351	36,471
JPMorgan Chase & Co.	1,166,600	38,498
Lazard Ltd. Class A	1,030,000	28,119
Morgan Stanley	750,000	17,730
Raymond James Financial, Inc.	1,359,600	21,332
Total		142,150

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ALL VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Diversified Manufacturing 0.31%
Hexcel Corp.*	695,000	$6,665
Diversified Production 4.12%
Eaton Corp.	790,000	34,602
Honeywell International, Inc.	610,000	19,038
ITT Corp.	860,000	35,269
Total		88,909
Drug & Grocery Store Chains 1.57%
Kroger Co. (The)	1,565,000	33,835
Drugs & Pharmaceuticals 6.55%
Abbott Laboratories	1,533,800	64,190
AmerisourceBergen Corp.	905,900	30,474
Watson Pharmaceuticals, Inc.*	1,506,300	46,605
Total		141,269
Electrical Equipment & Components 0.29%
AMETEK, Inc.	198,250	6,386
Engineering & Contracting Services 1.21%
Jacobs Engineering Group, Inc.*	320,500	12,192
URS Corp.*	317,139	13,973
Total		26,165
Financial: Miscellaneous 0.92%
Berkshire Hathaway, Inc. Class B*	6,468	19,824
Foods 1.27%
J.M. Smucker Co. (The)	525,000	20,685
Ralcorp Holdings, Inc.*	39,100	2,235
Smithfield Foods, Inc.*	517,200	4,469
Total		27,389
Gold 1.45%
Barrick Gold Corp. (Canada)(a)	1,075,000	31,282

Investments	Shares	Value (000)
Healthcare Facilities 2.58%
DaVita, Inc.*	1,200,000	$55,644
Hotel/Motel 2.93%
Marriott International, Inc. Class A	983,603	23,174
Starwood Hotels & Resorts Worldwide, Inc.	784,900	16,373
Wynn Resorts Ltd.*	605,600	23,758
Total		63,305
Household Furnishings 0.10%
Ethan Allen Interiors, Inc.	155,200	2,087
Identification Control & Filter Devices 2.62%
Donaldson Co., Inc.	341,357	11,261
Parker Hannifin Corp.	820,000	37,187
Roper Industries, Inc.	180,120	8,212
Total		56,660
Insurance: Multi-Line 3.79%
ACE Ltd. (Switzerland)(a)	140,000	6,485
Aon Corp.	1,050,000	44,310
Markel Corp.*	59,000	16,933
MetLife, Inc.	475,000	14,131
Total		81,859
Investment Management Companies 2.08%
Northern Trust Corp.	324,400	17,634
State Street Corp.	800,000	27,304
Total		44,938
Jewelry, Watches & Gemstones 0.84%
Fossil, Inc.*	897,200	18,088
Machinery: Industrial/Specialty 0.70%
Kennametal, Inc.	565,000	11,554
Nordson Corp.	95,700	3,472
Total		15,026

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ALL VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 3.74%
Cameron International Corp.*	280,000	$7,162
Halliburton Co.	995,000	20,119
Helmerich & Payne, Inc.	132,262	4,076
Oceaneering International, Inc.*	105,000	4,785
Schlumberger Ltd.	229,100	11,224
Smith International, Inc.	600,000	15,510
Superior Energy Services, Inc.*	935,000	17,961
Total		80,837
Metal Fabricating 2.12%
Precision Castparts Corp.	165,000	12,352
Reliance Steel & Aluminum Co.	950,000	33,468
Total		45,820
Milling: Fruit & Grain Processing 0.66%
Archer Daniels Midland Co.	575,205	14,162
Miscellaneous: Consumer Staples 0.72%
Diageo plc ADR	326,000	15,599
Multi-Sector Companies 0.82%
Carlisle Cos., Inc.	375,400	8,540
SPX Corp.	197,300	9,109
Total		17,649
Oil: Crude Producers 3.51%
Apache Corp.	123,000	8,962
Forest Oil Corp.*	750,000	12,000
Noble Energy, Inc.	258,900	14,692
Petrohawk Energy Corp.*	723,800	17,082
Range Resources Corp.	76,800	3,070
XTO Energy, Inc.	575,000	19,929
Total		75,735

Investments	Shares	Value (000)
Oil: Integrated Domestic 2.52%
EnCana Corp. (Canada)(a)	715,000	$32,697
Hess Corp.	395,000	21,642
Total		54,339
Oil: Integrated International 0.20%
Suncor Energy, Inc. (Canada)(a)	175,000	4,438
Railroads 1.54%
Canadian National Railway Co. (Canada)(a)	385,000	15,562
Kansas City Southern*	1,157,100	17,646
Total		33,208
Rental & Leasing Services: Commercial 0.77%
GATX Financial Corp.	550,000	16,561
Restaurants 1.33%
Brinker International, Inc.	595,200	10,547
Darden Restaurants, Inc.	193,300	7,146
Wendy's/Arby's Group, Inc.	2,200,000	11,000
Total		28,693
Retail 6.26%
Abercrombie & Fitch Co. Class A	265,800	7,193
American Eagle Outfitters, Inc.	1,513,400	22,429
Costco Wholesale Corp.	400,600	19,469
Kohl's Corp.*	184,800	8,381
Lowe's Cos., Inc.	745,000	16,018
MSC Industrial Direct Co.	62,500	2,553
Nordstrom, Inc.	229,000	5,182
Target Corp.	325,700	13,438
TJX Companies, Inc. (The)	603,300	16,874
Wal-Mart Stores, Inc.	466,100	23,491
Total		135,028

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ALL VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Securities Brokerage & Services 1.20%
Charles Schwab Corp. (The)	1,400,000	$25,872
Shipping 0.68%
Kirby Corp.*	475,000	14,659
Steel 0.63%
Carpenter Technology Corp.	660,006	13,642
Textiles Apparel Manufacturers 0.10%
Guess?, Inc.	84,934	2,212
Truckers 0.53%
Heartland Express, Inc.	771,691	11,537
Utilities: Electrical 0.56%
Southern Co. (The)	183,500	5,299
Wisconsin Energy Corp.	170,100	6,797
Total		12,096
Utilities: Gas Distributors 0.76%
Piedmont Natural Gas Co., Inc.	81,801	1,998
UGI Corp.	625,000	14,337
Total		16,335
Utilities: Gas Pipelines 2.93%
El Paso Corp.	3,105,033	21,425
EQT Corp.	425,000	14,293
Williams Cos., Inc. (The)	1,955,000	27,565
Total		63,283
Total Common Stocks (cost $2,368,271,835)		2,123,548

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.70%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $59,410,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $59,410,000; proceeds: $58,244,063 (cost $58,244,047)	$58,244	$58,244
Total Investments in Securities 101.10% (cost $2,426,515,882)		2,181,792
Liabilities in Excess of Other Assets (1.10%)		(23,806)
Net Assets 100.00%		$2,157,986

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.80%
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	6,699,382	$84,278
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	10,586,374	82,997
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	4,327,593	42,021
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	2,608,638	41,973
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	3,748,080	41,866
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	4,070,357	84,094
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	4,141,960	41,378
Total Investments in Underlying Funds (cost $606,209,196)		418,607

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.08%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $330,000 of U.S. Treasury Bill at 0.195% due 7/2/2009; value: $329,967; proceeds: $320,517 (cost $320,517)	$321	$321
Total Investments in Securities 99.88% (cost $606,529,713)		418,928
Other Assets in Excess of Liabilities 0.12%		492
Net Assets 100.00%		$419,420

  *  Non-income producing security.

  (a)  Affiliated issuers (See Note 10).

  (b)  Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (c)  Fund investment objective is long-term capital appreciation.

  (d)  Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 98.58%
COMMON STOCKS 97.26%
Australia 2.94%
Biotechnology 0.47%
CSL Ltd.	133,905	$3,350
Coal & Consumable Fuels 0.62%
Centennial Coal Co., Ltd.	3,359,668	4,444
Commercial Banks 0.24%
Commonwealth Bank of Australia	65,948	1,683
Gold 0.72%
Lihir Gold Ltd.*	2,338,881	5,099
Oil & Gas 0.45%
Santos Ltd.	270,000	3,222
Oil & Gas Exploration & Production 0.44%
Oil Search Ltd.	850,000	3,169
Total Australia		20,967
Belgium 0.70%
Food & Staples Retailing
Delhaize Group	73,670	4,991
Brazil 1.78%
Oil & Gas 1.42%
Petroleo Brasileiro SA ADR	375,600	10,134
Water Utilities 0.36%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	89,700	2,531
Total Brazil		12,665

Investments	Shares	U.S. $ Value (000)
Canada 1.00%
Oil & Gas
Crescent Point Energy Trust Unit	302,700	$7,136
China 0.52%
Internet Software & Services
Sohu.com, Inc.*	70,600	3,682
Egypt 0.73%
Wireless Telecommunication Services
Orascom Telecom Holdings (SAE) GDR	185,500	5,196
Finland 0.92%
Communications Equipment
Nokia OYJ	455,950	6,594
France 10.42%
Beverages 0.95%
Pernod Ricard SA	113,668	6,765
Capital Markets 0.97%
AXA	410,072	6,915
Commercial Banks 1.84%
BNP Paribas SA	246,297	13,116
Construction & Engineering 2.75%
Alstom SA	116,285	7,360
Vinci SA	270,905	12,258
		19,618
Diversified Telecommunication Services 1.22%
France Telecom SA	390,726	8,721
Media 0.75%
Vivendi SA	198,021	5,363

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)
Oil & Gas 1.18%
TOTAL SA ADR	169,600	$8,433
Specialty Retail 0.76%
PPR	70,200	5,429
Total France		74,360
Germany 10.15%
Automobiles 1.32%
Bayerische Motoren Werke AG	272,063	9,449
Chemicals 0.86%
Linde AG	77,241	6,166
Commodity Chemicals 0.77%
GEA Group AG	415,300	5,473
Diversified Telecommunication Services 1.20%
Deutsche Telekom AG Registered Shares	706,458	8,543
Healthcare Equipment & Supplies 1.67%
Bayer AG	64,598	3,215
Fresenius Medical Care AG & Co. KGaA	220,671	8,686
		11,901
Household Products 0.65%
Henkel KGaA	186,354	4,613
Industrial Conglomerates 1.02%
Siemens AG	108,268	7,310
Industrial Machinery 1.64%
MAN AG	188,123	11,696
Specialty Chemicals 1.02%
Lanxess AG	337,200	7,290
Total Germany		72,441

Investments	Shares	U.S. $ Value (000)
Greece 1.59%
Commercial Banks 0.94%
Alpha Bank AE*	279,525	$2,755
National Bank of Greece SA	188,267	3,971
		6,726
Electric: Utilities 0.65%
Public Power Corp. SA	239,699	4,653
Total Greece		11,379
Hong Kong 4.91%
Automobiles 0.55%
Dongfeng Motor Group Co., Ltd.	5,166,000	3,893
Metals & Mining 1.83%
China Zhongwang Holdings Ltd.*	14,458,800	13,059
Oil & Gas 1.36%
CNOOC Ltd. ADR	87,300	9,721
Real Estate Management & Development 0.73%
Sino-Ocean Land Holdings Ltd.	6,962,000	5,174
Water Utilities 0.44%
Guangdong Investment Ltd.	7,580,400	3,150
Total Hong Kong		34,997
India 1.84%
Automobiles 0.49%
Maruti Suzuki India Ltd.	212,006	3,481
Construction & Engineering 0.67%
Larsen & Toubro Ltd.	270,364	4,796
Oil & Gas 0.68%
GAIL India Ltd.	945,970	4,876
Total India		13,153

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Indonesia 0.97%
Metals & Mining
PT Bumi Resources Tbk	49,533,000	$6,926
Ireland 0.83%
Insurance
Irish Life & Permanent plc	2,309,150	5,897
Israel 1.38%
Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	224,450	9,851
Italy 0.56%
Commercial Banks
Intesa Sanpaolo SpA	1,248,019	4,025
Japan 13.03%
Automobiles 2.59%
Honda Motor Co., Ltd.	640,200	18,469
Chemicals 0.71%
Asahi Kasei Corp.	1,265,000	5,079
Diversified Financials 0.64%
ORIX Corp.	96,680	4,519
Diversified Telecommunication Services 0.97%
Nippon Telegraph & Telephone Corp.	185,600	6,926
Electronic Equipment & Instruments 0.81%
IBIDEN Co., Ltd.	198,700	5,762
Information Technology Services 1.76%
Capcom Co., Ltd.	229,300	3,957
Nintendo Co., Ltd.	32,314	8,621
		12,578

Investments	Shares	U.S. $ Value (000)
Pharmaceuticals 1.17%
Shionogi & Co., Ltd.	486,000	$8,353
Real Estate Investment Trusts 1.14%
Japan Prime Realty Investment Corp.	2,425	4,168
Nippon Commercial Investment Corp.	4,263	3,938
		8,106
Road & Rail 0.75%
East Japan Railway Co.	94,900	5,350
Tobacco 0.58%
Japan Tobacco, Inc.	1,660	4,158
Trading Companies & Distributors 1.11%
Sumitomo Corp.	917,700	7,937
Wireless Telecommunication Services 0.80%
KDDI Corp.	1,278	5,728
Total Japan		92,965
Luxembourg 0.73%
Metals & Mining
ArcelorMittal	219,435	5,226
Malaysia 0.74%
Electric Utilities
Tenaga Nasional Berhad	2,568,700	5,303
Mexico 0.30%
Household Products
Desarrolladora Homex SA de CV ADR*	116,900	2,173
Netherlands 2.62%
Food & Staples Retailing 0.64%
Koninklijke Ahold NV	416,185	4,588

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Netherlands (continued)
Printing & Publishing 0.93%
Wolters Kluwer NV	400,977	$6,642
Semiconductor Equipment 1.05%
ASML Holding NV	362,796	7,469
Total Netherlands		18,699
Norway 2.10%
Commercial Banks
DnB NOR ASA	2,354,400	14,972
Portugal 0.74%
Electric Utilities
EDP - Energias de Portugal SA	1,443,050	5,277
Russia 0.44%
Metals & Mining
Severstal GDR	796,100	3,105
South Africa 0.61%
Metals & Mining
AngloGold Ashanti Ltd. ADR	140,200	4,318
South Korea 1.48%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	22,949	10,589
Spain 1.31%
Biotechnology 0.44%
Grifols SA	175,734	3,099

Investments	Shares	U.S. $ Value (000)
Commercial Banks 0.87%
Banco Santander SA	425,120	$4,089
Banco Santander SA ADR	233,200	2,134
		6,223
Total Spain		9,322
Switzerland 6.19%
Capital Markets 0.93%
Credit Suisse Group AG	169,716	6,632
Food Products 1.53%
Nestle SA Registered Shares	333,689	10,923
Insurance 1.46%
Swiss Re	103,915	2,502
Zurich Financial Services AG	41,987	7,880
		10,382
Life Sciences Tools & Services 0.74%
Lonza Group AG	57,550	5,304
Oil & Gas 0.74%
Transocean Ltd.*	78,600	5,304
Pharmaceuticals 0.79%
Roche Holding Ltd. AG	44,296	5,608
Total Switzerland		44,153
Taiwan 1.55%
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,046,955	11,066
Thailand 0.77%
Commercial Banks
Bangkok Bank Public Co., Ltd.	2,245,400	5,457

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom 23.41%
Aerospace & Defense 1.43%
BAE Systems plc	1,927,704	$10,216
Airlines 0.50%
easyJet plc*	768,190	3,605
Beverages 2.01%
Diageo plc	436,279	5,247
SABMiller plc	539,275	9,111
		14,358
Capital Markets 2.03%
Aviva plc	1,456,612	6,799
Prudential plc	1,325,865	7,713
		14,512
Catalog Retail 0.73%
Home Retail Group plc	1,395,000	5,195
Commercial Banks 4.49%
Barclays plc	2,659,376	11,075
Barclays plc ADR	150,750	2,413
HSBC Holdings plc	1,397,769	9,936
HSBC Holdings plc ADR	222,100	7,907
Royal Bank of Scotland Group plc (The)	1,117,608	691
		32,022
Computer & Electronics Retail 0.42%
DSG International plc	4,715,693	3,000
Diversified Financials 1.90%
Man Group plc	3,611,390	13,543
Food & Staples Retailing 0.94%
Tesco plc	1,347,468	6,722
Food Products 0.43%
Premier Foods plc	5,770,243	3,073
Household Products 0.48%
Reckitt Benckiser plc	86,284	3,404

Investments	Shares	U.S. $ Value (000)
Media 0.38%
Reed Elsevier plc	360,000	$2,687
Metals & Mining 2.63%
Anglo American plc	323,450	7,101
Rio Tinto plc	128,558	5,276
Rio Tinto plc ADR	39,000	6,355
		18,732
Oil & Gas 1.99%
Tullow Oil plc	1,191,584	14,217
Tobacco 1.83%
British American Tobacco plc	269,769	6,541
Imperial Tobacco Group plc	283,113	6,496
		13,037
Wireless Telecommunication Services 1.22%
Vodafone Group plc	4,731,166	8,728
Total United Kingdom		167,051
Total Common Stocks (cost $767,039,099)		693,936
PREFERRED STOCKS 1.32%
Brazil 0.64%
Electric Utilities
Companhia de Transmissao de Energia Electrica Paulista	214,000	4,584
Germany 0.68%
Healthcare Equipment
Fresenius SE	92,930	4,800
Total Preferred Stocks (cost $10,818,380)		9,384
Total Long-Term Investments (cost $777,857,479)		703,320

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.60%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $11,675,000 of U.S. Treasury Bill at 0.08% due 5/14/2009; value: $11,675,000; proceeds: $11,443,019 (cost $11,443,016)	$11,443	$11,443
Total Investments in Securities 100.18% (cost $789,300,495)		714,763
Liabilities in Excess of Foreign Cash and Other Assets (0.18%)(a)		(1,310)
Net Assets 100.00%		$713,453

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Liabilities in Excess of Foreign Cash and Other Assets include net unrealized depreciation on forward currency exchange contracts, as follows:

Open Forward Foreign Currency Contracts at April 30, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Buy	5/26/2009	14,451,996	$9,250,000	$10,487,184	$1,237,184
Australian Dollar	Buy	6/26/2009	12,050,000	8,523,146	8,726,761	203,615
Brazilian Real	Sell	5/29/2009	10,106,500	4,100,000	4,586,476	(486,476)
Euro	Buy	6/26/2009	20,350,000	27,239,086	26,919,333	(319,753)
Israeli New Shekel	Sell	5/26/2009	38,646,500	9,250,000	9,254,591	(4,591)
Japanese Yen	Buy	5/13/2009	1,534,180,000	16,991,317	15,557,778	(1,433,539)
South African Rand	Sell	5/26/2009	62,631,750	6,100,000	7,361,973	(1,261,973)
South Korean Won	Sell	5/26/2009	10,675,000,000	7,000,000	8,325,849	(1,325,849)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(3,391,382)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 98.64%
COMMON STOCKS 97.73%
Australia 2.99%
Coal 1.04%
Centennial Coal Co., Ltd.	944,709	$1,250
Food 1.35%
Goodman Fielder Ltd.	1,930,221	1,613
Utilities 0.60%
DUET Group	606,028	722
Total Australia		3,585
Austria 1.49%
Insurance
Vienna Insurance Group	45,333	1,783
Brazil 1.57%
Utilities
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	66,800	1,885
Canada 7.11%
Drugs 1.44%
Biovail Corp.	157,100	1,727
Oil: Crude Producers 2.10%
Crescent Point Energy Trust Unit	69,200	1,631
Penn West Energy Trust Unit	81,430	893
		2,524
Oil: Integrated Domestic 1.42%
Enerplus Resources Fund Unit	89,920	1,698

Investments	Shares	U.S. $ Value (000)
Telecommunications 2.15%
Bell Aliant Regional Communications Income Fund Unit	128,902	$2,576
Total Canada		8,525
Chile 0.50%
Banks: Regional
Banco de Chile ADR	16,500	598
Czech Republic 1.07%
Telecommunications
Telefonica O2 Czech Republic AS	59,570	1,284
Egypt 0.93%
Telecommunications
Orascom Telecom Holdings (SAE) GDR	39,900	1,118
Finland 0.91%
Telecommunications Equipment
Nokia OYJ	75,343	1,090
France 16.55%
Automotive 1.87%
Renault SA	69,198	2,250
Banks: Money Center 0.92%
BNP Paribas SA	20,677	1,101
Broadcasting 0.70%
Societe Television Francaise 1	88,369	835
Conglomerates 1.14%
Vivendi SA	50,438	1,366
Construction/Home Building 1.72%
Vinci SA	45,477	2,058

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
France (continued)
Drugs 1.12%
Sanofi-Aventis SA	23,242	$1,346
Electrical Equipment 0.76%
Schneider Electric SA	11,858	909
Insurance 1.20%
AXA	85,378	1,440
Office Furniture & Business Equipment 1.48%
Neopost SA	20,827	1,771
Oil: Integrated International 1.69%
TOTAL SA ADR	40,800	2,029
Publishing 1.78%
PagesJaunes Groupe	194,991	2,134
Retail: Specialty 0.72%
PPR	11,179	864
Telephone-Long Distance 1.45%
France Telecom SA	78,053	1,742
Total France		19,845
Germany 4.70%
Business Services 0.46%
Deutsche Post AG	47,638	552
Chemicals 1.32%
BASF SE	41,895	1,584
Machinery: Industrial/Specialty 1.72%
MAN AG	33,165	2,062
Telecommunications 1.20%
Deutsche Telekom AG Registered Shares	118,707	1,436
Total Germany		5,634

Investments	Shares	U.S. $ Value (000)
Greece 3.39%
Financial Services 1.55%
Hellenic Exchanges SA	211,531	$1,864
Gaming 1.84%
OPAP SA	70,993	2,202
Total Greece		4,066
Hong Kong 3.63%
Metal Fabricating 1.82%
China Zhongwang Holdings Ltd.*	2,420,800	2,186
Real Estate Investment Trusts 0.50%
Sino-Ocean Land Holdings Ltd.	804,000	598
Telecommunications Equipment 1.31%
VTech Holdings Ltd.	312,000	1,570
Total Hong Kong		4,354
India 1.76%
Banks: Money Center
ICICI Bank Ltd. ADR	102,400	2,112
Indonesia 0.97%
Coal
PT Bumi Resources Tbk	8,291,000	1,159
Italy 5.09%
Broadcasting 1.59%
Mediaset SpA	337,596	1,911
Electric Power 1.21%
Enel SpA	264,662	1,447
Oil: Integrated International 2.29%
Eni SpA ADR	64,400	2,749
Total Italy		6,107

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Japan 7.73%
Automotive 1.79%
Toyota Motor Corp. ADR	27,200	$2,153
Miscellaneous 1.44%
Sumitomo Corp.	199,500	1,726
Office Supplies 2.10%
Canon, Inc.	84,200	2,519
Real Estate Investment Trusts 2.40%
Japan Prime Realty Investment Corp.	597	1,026
MID REIT, Inc.	615	1,203
Nippon Commercial Investment Corp.	699	646
		2,875
Total Japan		9,273
Luxembourg 0.36%
Steel
ArcelorMittal	18,360	437
New Zealand 1.45%
Construction/Home Building
Fletcher Building Ltd.	457,232	1,733
Portugal 0.95%
Electric Power
EDP - Energias de Portugal SA	312,153	1,142
Singapore 0.95%
Air Transportation
Singapore Airlines Ltd.	158,000	1,142

Investments	Shares	U.S. $ Value (000)
South Africa 0.48%
Metals & Minerals Miscellaneous
Gold Fields Ltd. ADR	55,000	$572
South Korea 0.69%
Financial Services
Daishin Securities Co., Ltd.	59,530	828
Spain 3.29%
Banks: Money Center 1.95%
Banco Santander SA ADR	256,100	2,343
Broadcasting 1.34%
Gestevision Telecinco SA	168,887	1,602
Total Spain		3,945
Sweden 1.78%
Construction/Home Building
Skanska AB	195,273	2,130
Switzerland 1.36%
Insurance 1.36%
Zurich Financial Services AG	8,664	1,626
Taiwan 1.82%
Electronics: Semi-Conductors/Components 1.07%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	120,920	1,278
Financial Services 0.75%
iShares MSCI Taiwan Index Fund ETF	88,074	900
Total Taiwan		2,178

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Turkey 1.54%
Automotive 0.76%
Ford Otomotiv Sanayi AS	272,213	$910
Telecommunications 0.78%
Turk Telekomunikasyon AS*	341,031	938
Total Turkey		1,848
United Kingdom 21.97%
Banks: Money Center 5.76%
Barclays plc	674,966	2,811
HSBC Holdings plc	339,433	2,413
Standard Chartered plc	107,380	1,681
		6,905
Drugs 1.69%
AstraZeneca plc	31,892	1,125
GlaxoSmithKline plc ADR	29,200	898
		2,023
Electric Power 0.49%
National Grid plc	70,829	591
Environmental Services 1.23%
Imperial Tobacco Group plc	64,348	1,476
Financial: Miscellaneous 1.50%
Man Group plc	478,902	1,796
Financial Services 0.91%
Provident Financial plc	86,861	1,093
Household Equipment/Products 1.21%
Unilever plc	73,962	1,451

Investments	Shares	U.S. $ Value (000)
Insurance 2.36%
Aviva plc	335,763	$1,567
Prudential plc	216,493	1,259
		2,826
Metals & Minerals Miscellaneous 1.80%
Rio Tinto plc	52,696	2,162
Oil: Integrated International 1.44%
BP plc	241,567	1,724
Retail: Specialty 1.17%
Home Retail Group plc	378,187	1,408
Telecommunications 1.44%
Vodafone Group plc	933,305	1,722
Tobacco 0.97%
British American Tobacco plc	47,861	1,160
Total United Kingdom		26,337
United States 0.70%
Tobacco
Altria Group, Inc.	51,700	844
Total Common Stocks (cost $116,725,207)		117,180
	Principal Amount (000)
CONVERTIBLE BONDS 0.41%
Luxembourg 0.41%
Steel 0.41%
ArcelorMittal at 5.00%, due 5/15/2014 (cost $475,000)	$475	493

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 0.50%
Brazil 0.50%
Electric Power 0.50%
Companhia de Transmissao de Energia Electrica Paulista (cost $733,203)	27,800	$596
Total Long-Term Investments (cost $117,933,410)		118,269
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.05%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $1,290,000 of U.S. Treasury Bill at 0.08% due 5/14/2009; value: $1,290,000; proceeds: $1,264,150 (cost $1,264,150)	$1,264	1,264
Total Investments in Securities 99.69% (cost $119,197,560)		119,533
Foreign Cash and Other Assets in Excess of Liabilities 0.31%		370
Net Assets 100.00%		$119,903

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  GDR  Global Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.93%
COMMON STOCKS 95.99%
Australia 3.12%
Mining & Metals 1.27%
Lihir Gold Ltd.*	1,229,937	$2,682
Non-Oil Energy 0.45%
Felix Resources Ltd.	115,607	938
Oil & Gas 0.35%
Centennial Coal Co., Ltd.	557,445	737
Utilities & Infrastructure 1.05%
DUET Group	1,850,696	2,206
Total Australia		6,563
Belgium 0.46%
Consumer Non-Durables
Delhaize Group	14,150	959
Brazil 1.30%
Diversified Consumer Non-Cyclicals 1.13%
Souza Cruz SA	111,300	2,384
Retail 0.17%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	226,605	345
Total Brazil		2,729
Canada 1.10%
Mining & Metals 0.61%
Equinox Minerals Ltd.*	738,200	1,287
Oil & Gas 0.49%
Crescent Point Energy Trust Unit	43,900	1,035
Total Canada		2,322

Investments	Shares	U.S. $ Value (000)
China 0.97%
Computer Software
Sohu.com, Inc.*	39,237	$2,046
Denmark 0.67%
Food & Drink
Carlsberg A/S	29,016	1,412
Egypt 0.46%
Autos & Auto Parts
Ghabbour Auto*	331,890	972
France 3.96%
Communications Equipment 1.20%
Gemalto NV*	79,947	2,533
Engineering & Capital Goods 1.27%
Neopost SA	31,282	2,660
Media 1.49%
Ipsos SA	65,291	1,491
Publicis Groupe	53,666	1,652
		3,143
Total France		8,336
Germany 11.17%
Aerospace & Defense 1.82%
Rheinmetall AG	90,492	3,836
Chemicals 2.73%
K+S AG	16,982	1,023
Symrise GmbH & Co. AG*	229,657	3,148
Wacker Chemie AG	15,237	1,580
		5,751
Diversified Energy 0.36%
Q-Cells SE*	35,262	757

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Diversified Industrial Goods & Services 0.78%
Hamburger Hafen und Logistik AG	45,469	$1,642
Electrical Equipment 0.55%
Tognum AG	93,617	1,147
Engineering & Capital Goods 1.23%
MAN AG	41,465	2,578
Healthcare Facilities 1.45%
Gerresheimer AG	126,049	3,044
Healthcare Products & Supplies 1.44%
Fresenius Medical Care AG & Co. ADR	78,723	3,032
Mining & Metals 0.81%
Kloeckner & Co. SE	129,740	1,711
Total Germany		23,498
Greece 2.80%
Consumer Durables 0.73%
Jumbo SA	180,013	1,546
Non-Property Financials 2.07%
Alpha Bank AE*	257,280	2,536
Hellenic Exchanges SA	206,193	1,817
		4,353
Total Greece		5,899
Hong Kong 6.11%
Communications Equipment 0.56%
VTech Holdings Ltd.	236,000	1,188
Food & Drink 0.75%
Uni-President China Holdings Ltd.*	3,133,000	1,581

Investments	Shares	U.S. $ Value (000)
Leisure & Recreation 1.26%
Rexcapital Financial Holdings Ltd.*	45,075,000	$2,646
Mining & Metals 1.84%
China Zhongwang Holdings Ltd.*	4,282,800	3,868
Property Services 0.69%
Sino-Ocean Land Holdings Ltd.	1,940,500	1,442
Surface Transportation 1.01%
Zhuzhou CSR Times Electric Co., Ltd.	1,543,000	2,126
Total Hong Kong		12,851
India 1.10%
Autos & Auto Parts 0.43%
Maruti Suzuki India Ltd.	54,642	897
Diversified Technology 0.67%
Infosys Technologies Ltd. ADR	46,100	1,420
Total India		2,317
Indonesia 2.39%
Mining & Metals 1.28%
PT Bumi Resources Tbk	19,270,000	2,694
Property (Excluding Services) 1.11%
PT Bakrieland Development Tbk*	95,052,500	1,473
PT Ciputra Development Tbk*	19,182,944	870
		2,343
Total Indonesia		5,037
Ireland 3.63%
Diversified Consumer Non-Cyclicals 0.99%
C&C Group plc	900,184	2,096

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Ireland (continued)
Healthcare Products & Supplies 0.72%
United Drug plc	539,413	$1,513
Non-Property Financials 0.65%
Irish Life & Permanent plc	533,516	1,362
Oil & Gas 1.27%
Dragon Oil plc*	694,766	2,667
Total Ireland		7,638
Italy 7.94%
Aerospace & Defense 0.75%
Finmeccanica SpA	111,091	1,577
Diversified Financials 1.72%
Azimut Holding SpA	512,283	3,626
Food & Drink 1.44%
Davide Campari- Milano SpA	445,492	3,024
Surface Transportation 1.31%
Ansaldo STS SpA*	172,128	2,758
Utilities & Infrastructure 2.72%
Hera SpA	1,277,131	2,585
Terna-Rete Elettrica Nationale SpA	973,220	3,139
		5,724
Total Italy		16,709
Japan 18.12%
Autos & Auto Parts 1.09%
Toyota Boshoku Corp.	182,300	2,290

Investments	Shares	U.S. $ Value (000)
Chemicals 1.94%
Sumitomo Chemical Co., Ltd.	662,000	$2,584
ZEON Corp.	494,000	1,503
		4,087
Computer Software 1.28%
Capcom Co., Ltd.	156,400	2,699
Diversified Financials 0.52%
DA Office Investment Corp. REIT	368	650
Nippon Residential Investment Corp. REIT	389	432
		1,082
Diversified Technology 0.88%
SUMCO Corp.	126,600	1,843
Electronics 1.17%
IBIDEN Co., Ltd.	85,000	2,465
General Manufacturing & Services 1.16%
FP Corp.	69,900	2,445
Healthcare Products & Supplies 3.31%
Hogy Medical Co., Ltd.	45,000	2,405
Mediceo Paltac Holdings Co., Ltd.	199,200	2,016
Shionogi & Co., Ltd.	148,000	2,544
		6,965
Non-Property Financials 1.26%
Kabu.com Securities Co., Ltd.	2,562	2,650
Property (Excluding Services) 0.45%
Japan Prime Realty Investment Corp. REIT	556	956

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Property Services 0.20%
Nippon Commercial Investment Corp. REIT	444	$410
Retail 4.39%
Isetan Mitsukoshi Holdings Ltd.	271,608	2,278
K's Holdings Corp.	160,100	2,878
Nitori Co., Ltd.	44,700	2,516
Yamada Denki Co., Ltd.	33,890	1,560
		9,232
Telecommunications Services 0.47%
Okinawa Cellular Telephone Co.	623	997
Total Japan		38,121
Mexico 0.47%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	53,200	989
Netherlands 3.41%
Consumer Non-Durables 0.66%
Koninklijke Ahold NV	126,322	1,393
Electrical Equipment 0.76%
Draka Holding NV	148,143	1,595
Electronics 1.20%
ASML Holding NV	122,877	2,530
General Manufacturing & Services 0.79%
Randstad Holding NV	71,362	1,647
Total Netherlands		7,165
Norway 0.78%
Chemicals
Yara International ASA	59,790	1,630

Investments	Shares	U.S. $ Value (000)
Philippines 1.38%
Property Services
Megaworld Corp.	200,743,000	$2,906
Spain 4.76%
Electrical Equipment 0.82%
Gamesa Corporacion Tecnologica SA	91,269	1,738
Food & Drink 1.54%
Ebro Puleva SA	155,819	2,229
Viscofan SA	53,695	1,005
		3,234
General Manufacturing & Services 1.36%
Prosegur Compania de Seguridad SA	99,687	2,856
Oil & Gas 0.27%
Enagas SA	32,413	567
Utilities & Infrastructure 0.77%
Red Electrica Corporacion SA	38,427	1,616
Total Spain		10,011
Switzerland 3.58%
Chemicals 2.50%
Lonza Group AG	24,526	2,261
Syngenta AG	13,966	2,998
		5,259
Diversified Financials 0.70%
EFG International AG	119,868	1,470
Property (Excluding Services) 0.38%
Orascom Development Holding AG*	26,845	793
Total Switzerland		7,522

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Taiwan 1.29%
Diversified Technology
iShares MSCI Taiwan Index Fund ETF	265,048	$2,709
Thailand 1.25%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	1,077,874	2,619
Turkey 0.41%
Diversified Financials
Turkiye Is Bankasi AS	295,680	854
United Kingdom 13.36%
Aerospace & Defense 1.03%
Cobham plc	828,700	2,164
Air Transportation 0.57%
easyJet plc*	256,990	1,206
Computer Software 0.55%
Micro Focus International plc	244,984	1,156
Consumer Building 0.90%
Bellway plc	88,018	935
Persimmon plc	169,824	961
		1,896
Diversified Financials 0.52%
Man Group plc	288,759	1,083
Engineering & Construction 0.75%
Babcock International Group plc	244,708	1,581

Investments	Shares	U.S. $ Value (000)
Food & Drink 1.45%
Britvic plc	649,760	$2,516
New Britain Palm Oil Ltd.	95,579	532
		3,048
General Manufacturing & Services 1.59%
Intertek Group plc	221,983	3,353
Leisure & Recreation 1.33%
PartyGaming plc*	348,321	1,364
Sportingbet plc*	1,769,582	1,440
		2,804
Non-Property Financials 0.73%
Schroders plc	126,221	1,543
Oil & Gas 3.19%
Ceres Power Holdings plc*	321,690	576
Dana Petroleum plc*	102,212	1,905
Premier Oil plc*	90,055	1,391
Tullow Oil plc	236,895	2,826
		6,698
Retail 0.75%
Marks & Spencer Group plc	314,485	1,576
Total United Kingdom		28,108
Total Common Stocks (cost $230,177,157)		201,922
PREFERRED STOCKS 1.78%
Brazil 1.07%
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista	105,637	2,263

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2009

Investments	Shares	U.S. $ Value (000)
Germany 0.71%
Healthcare Products & Supplies
Fresenius SE	28,787	$1,487
Total Preferred Stocks (cost $4,257,084)		3,750
RIGHTS 0.16%
Philippines 0.00%
Property Services
Megaworld Corp.*	50,185,750	—	(a)
United Kingdom 0.16%
Oil & Gas
Premier Oil plc*	40,024	330
Total Rights (cost $197,812)		330
Total Long-Term Investments (cost $234,632,053)		206,002

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.70%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $10,090,000 of U.S. Treasury Bill at 0.145% due 7/16/2009; value: $10,087,982; proceeds: $9,890,180 (cost $9,890,178)	$9,890	$9,890
Total Investments in Securities 102.63% (cost $244,522,231)		215,892
Liabilities in Excess of Foreign Cash and Other Assets (2.63%)(b)		(5,533)
Net Assets 100.00%		$210,359

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund

  REIT  Real Estate Investment Trust

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Amount is less than $1,000.

  (b)  Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation on forward currency exchange contracts, as follows:

Open Forward Foreign Currency Contracts at April 30, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Buy	6/26/2009	11,950,000	$9,629,797	$10,017,030	$387,233
South Korean Won	Buy	6/26/2009	8,950,000,000	6,752,169	6,989,067	236,898
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$624,131

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.73%
Advertising Agency 0.55%
Omnicom Group, Inc.	7,840	$247
Air Transportation 1.96%
Delta Air Lines, Inc.*	143,420	885
Automobiles 0.55%
Ford Motor Co.*	41,510	248
Banks 6.67%
Bank of America Corp.	12,550	112
M&T Bank Corp.	9,240	485
PNC Financial Services Group, Inc. (The)	16,350	649
Wells Fargo & Co.	88,240	1,766
Total		3,012
Beverage: Soft Drinks 2.52%
Coca-Cola Enterprises, Inc.	66,780	1,139
Biotechnology Research & Production 1.52%
Amgen, Inc.*	14,140	685
Building Materials 0.54%
Masco Corp.	27,770	246
Cable Television Services 1.17%
Comcast Corp. Class A	31,380	485
Time Warner Cable, Inc.	1,393	45
Total		530
Chemicals 0.62%
E.I. du Pont de Nemours & Co.	600	17
Praxair, Inc.	3,560	266
Total		283
Communications & Media 0.27%
Time Warner, Inc.	5,550	121

Investments	Shares	Value (000)
Computer Services, Software & Systems 1.68%
Oracle Corp.	39,300	$760
Computer Technology 0.94%
Hewlett-Packard Co.	11,740	422
Diversified Financial Services 14.11%
Bank of New York Mellon Corp. (The)	67,074	1,709
Goldman Sachs Group, Inc. (The)	12,120	1,557
JPMorgan Chase & Co.	72,380	2,389
Morgan Stanley	30,500	721
Total		6,376
Diversified Production 1.23%
Eaton Corp.	12,662	555
Drug & Grocery Store Chains 1.66%
Kroger Co. (The)	34,705	750
Drugs & Pharmaceuticals 4.07%
Abbott Laboratories	12,440	521
Johnson & Johnson	2,250	118
Pfizer, Inc.	17,200	230
Schering-Plough Corp.	5,370	124
Teva Pharmaceutical Industries Ltd. ADR	19,260	845
Total		1,838
Electrical & Electronics 0.49%
Corning, Inc.	15,230	223
Electronics: Semi-Conductors/ Components 0.84%
Intel Corp.	24,040	379
Entertainment 0.20%
Viacom, Inc.*	4,690	90

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Financial Information Services 1.02%
Moody's Corp.	15,600	$461
Foods 1.78%
ConAgra Foods, Inc.	9,550	169
Kraft Foods, Inc. Class A	27,085	634
Total		803
Healthcare Management Services 1.36%
Humana, Inc.*	3,940	113
UnitedHealth Group, Inc.	14,570	343
WellPoint, Inc.*	3,730	159
Total		615
Homebuilding 0.60%
Pulte Homes, Inc.	23,650	272
Hotel/Motel 1.04%
Marriott International, Inc. Class A	20,030	472
Identification Control & Filter Devices 0.11%
Parker Hannifin Corp.	1,070	49
Insurance: Life 0.21%
Prudential Financial, Inc.	3,210	93
Insurance: Multi-Line 2.96%
Aon Corp.	23,570	995
MetLife, Inc.	11,550	344
Total		1,339
Investment Management Companies 4.55%
BlackRock, Inc.	770	113
Franklin Resources, Inc.	13,160	796
Legg Mason, Inc.	8,890	178
Northern Trust Corp.	1,720	93
State Street Corp.	6,150	210
T. Rowe Price Group, Inc.	17,290	666
Total		2,056

Investments	Shares	Value (000)
Leisure Time 1.10%
Carnival Corp. Unit	18,400	$495
Machinery: Construction & Handling 0.22%
Caterpillar, Inc.	2,760	98
Machinery: Industrial/Specialty 0.09%
Joy Global, Inc.	1,510	39
Machinery: Oil Well Equipment & Services 3.46%
Halliburton Co.	19,780	400
Schlumberger Ltd.	23,738	1,163
Total		1,563
Medical & Dental Instruments & Supplies 3.03%
Boston Scientific Corp.*	115,040	967
Covidien Ltd.	12,160	401
Total		1,368
Milling: Fruit & Grain Processing 0.99%
Archer Daniels Midland Co.	18,214	448
Multi-Sector Companies 2.08%
General Electric Co.	74,350	941
Oil: Crude Producers 1.45%
Occidental Petroleum Corp.	6,690	377
XTO Energy, Inc.	8,050	279
Total		656
Oil: Integrated Domestic 1.59%
Hess Corp.	13,130	719
Oil: Integrated International 2.84%
Chevron Corp.	6,800	449
Exxon Mobil Corp.	12,471	831
Total		1,280
Pollution Control & Environmental Services 0.40%
Waste Management, Inc.	6,760	180

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LARGE CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Publishing: Miscellaneous 0.48%
McGraw-Hill Cos., Inc. (The)	7,210	$217
Railroads 0.43%
Canadian National Railway Co. (Canada)(a)	4,790	194
Rental & Leasing Services: Consumer 1.64%
Hertz Global Holdings, Inc.*	108,840	740
Restaurants 0.28%
Starbucks Corp.*	8,680	126
Retail 13.52%
Best Buy Co., Inc.	21,430	822
Home Depot, Inc. (The)	45,220	1,190
HSN, Inc.*	29,867	206
IAC/InterActiveCorp.*	26,812	430
J.C. Penney Co., Inc.	16,560	508
Kohl's Corp.*	20,100	912
Lowe's Cos., Inc.	1,970	42
Target Corp.	33,000	1,362
Wal-Mart Stores, Inc.	12,630	637
Total		6,109
Securities Brokerage & Services 0.67%
TD Ameritrade Holding Corp.*	19,050	303
Soaps & Household Chemicals 0.38%
Colgate-Palmolive Co.	2,880	170
Textiles Apparel Manufacturers 0.99%
J. Crew Group, Inc.*	17,190	296
V.F. Corp.	2,580	153
Total		449
Tobacco 0.23%
Altria Group, Inc.	6,460	105
Transportation: Miscellaneous 0.11%
Expeditors International of Washington, Inc.	1,480	51

Investments	Shares	Value (000)
Utilities: Electrical 0.02%
Constellation Energy Group, Inc.	340	$8
Utilities: Gas Pipelines 0.25%
El Paso Corp.	16,370	113
Utilities: Telecommunications 3.26%
AT&T, Inc.	37,253	954
Sprint Nextel Corp.*	56,460	246
Verizon Communications, Inc.	8,930	271
Total		1,471
Total Common Stocks (cost $47,351,252)		42,792
	Principal Amount (000)
SHORT-TERM INVESTMENT 6.21%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $2,865,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $2,865,000; proceeds: $2,807,186 (cost $2,807,186)	$2,807	2,807
Total Investments in Securities 100.94% (cost $50,158,438)		45,599
Liabilities in Excess of Other Assets (0.94%)		(425)
Net Assets 100.00%		$45,174

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 93.45%
Aerospace 3.33%
Alliant Techsystems, Inc.*	59,920	$4,773
Curtiss-Wright Corp.	88,900	2,842
L-3 Communications Holdings, Inc.	43,300	3,297
Total		10,912
Air Transportation 1.03%
Bristow Group, Inc.*	149,052	3,392
Auto Parts: Original Equipment 3.69%
Autoliv, Inc. (Sweden)(a)	178,589	4,406
BorgWarner, Inc.	119,147	3,449
Gentex Corp.	316,300	4,229
Total		12,084
Banks 2.48%
Commerce Bancshares, Inc.	88,108	2,916
Cullen/Frost Bankers, Inc.	47,993	2,260
First Horizon National Corp.	187,531	2,159
Signature Bank*	29,510	802
Total		8,137
Biotechnology Research & Production 3.42%
Biogen Idec, Inc.*	75,600	3,655
Charles River Laboratories International, Inc.*	53,300	1,474
Cypress Bioscience, Inc.*	195,600	1,408
Onyx Pharmaceuticals, Inc.*	90,200	2,336
OSI Pharmaceuticals, Inc.*	69,800	2,343
Total		11,216
Building: Materials 0.39%
Quanex Building Products Corp.	125,926	1,291

Investments	Shares	Value (000)
Chemicals 2.79%
Albemarle Corp.	176,020	$4,721
Ecolab, Inc.	38,291	1,476
Sigma-Aldrich Corp.	67,137	2,943
Total		9,140
Communications Technology 1.82%
Anixter International, Inc.*	62,359	2,481
Polycom, Inc.*	186,500	3,476
Total		5,957
Computer Services, Software & Systems 5.69%
Amdocs Ltd. (Guernsey)(a)*	180,398	3,776
CA, Inc.	186,900	3,224
Macrovision Solutions Corp.*	321,377	6,498
Sapient Corp.*	842,127	4,320
SRA International, Inc. Class A*	54,900	845
Total		18,663
Computer Technology 0.48%
Intermec, Inc.*	131,400	1,587
Construction 0.62%
Sterling Construction Co., Inc.*	108,800	2,042
Containers & Packaging: Metal & Glass 1.48%
Silgan Holdings, Inc.	104,381	4,853
Diversified Financial Services 1.56%
Duff & Phelps Corp.*	43,700	824
Lazard Ltd. Class A	157,600	4,303
Total		5,127
Diversified Manufacturing 0.89%
Hexcel Corp.*	304,036	2,916

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2009

Investments	Shares	Value (000)
Diversified Production 2.35%
ITT Corp.	106,900	$4,384
Teleflex, Inc.	77,300	3,322
Total		7,706
Drug & Grocery Store Chains 0.55%
Ruddick Corp.	70,150	1,800
Drugs & Pharmaceuticals 2.73%
AmerisourceBergen Corp.	72,100	2,426
Medicines Co. (The)*	123,200	1,230
Watson Pharmaceuticals, Inc.*	171,600	5,309
Total		8,965
Electrical & Electronics 0.77%
Amphenol Corp. Class A	74,200	2,511
Electrical Equipment & Components 2.26%
EnerSys*	199,654	3,404
MYR Group, Inc.*	268,594	4,005
Total		7,409
Electronics: Medical Systems 0.51%
PerkinElmer, Inc.	114,500	1,668
Engineering & Contracting Services 1.53%
URS Corp.*	113,750	5,012
Finance Companies 1.42%
Financial Federal Corp.	189,609	4,666
Financial Data Processing Services & Systems 3.69%
Alliance Data Systems Corp.*	47,200	1,976
Fiserv, Inc.*	94,959	3,544
Global Payments, Inc.	93,122	2,986
Lender Processing Services, Inc.	125,200	3,588
Total		12,094

Investments	Shares	Value (000)
Foods 3.13%
J.M. Smucker Co. (The)	123,500	$4,866
NBTY, Inc.*	208,300	5,397
Total		10,263
Healthcare Facilities 0.84%
DaVita, Inc.*	59,700	2,768
Healthcare Management Services 0.84%
Healthspring, Inc.*	299,100	2,761
Household Furnishings 0.47%
Leggett & Platt, Inc.	107,100	1,538
Identification Control & Filter Devices 1.54%
Donaldson Co., Inc.	79,600	2,626
Roper Industries, Inc.	53,200	2,425
Total		5,051
Insurance: Multi-Line 3.47%
HCC Insurance Holdings, Inc.	329,772	7,888
Markel Corp.*	12,200	3,501
Total		11,389
Insurance: Property-Casualty 2.33%
IPC Holdings Ltd.	97,200	2,531
PartnerRe Ltd.	75,100	5,121
Total		7,652
Jewelry, Watches & Gemstones 2.14%
Fossil, Inc.*	347,704	7,010
Machinery: Industrial/Specialty 0.38%
Nordson Corp.	34,500	1,252
Machinery: Oil Well Equipment & Services 1.91%
Oceaneering International, Inc.*	54,200	2,470
Superior Energy Services, Inc.*	196,900	3,782
Total		6,252

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2009

Investments	Shares	Value (000)
Medical Services 0.66%
Quest Diagnostics, Inc.	41,900	$2,151
Metal Fabricating 1.65%
Reliance Steel & Aluminum Co.	153,600	5,411
Miscellaneous: Materials & Processing 0.55%
Rogers Corp.*	71,071	1,809
Miscellaneous: Technology 1.08%
Plexus Corp.*	160,500	3,555
Multi-Sector Companies 0.98%
Carlisle Cos., Inc.	140,530	3,197
Oil: Crude Producers 2.12%
Forest Oil Corp.*	143,600	2,298
Petrohawk Energy Corp.*	121,300	2,863
Range Resources Corp.	19,700	787
St. Mary Land & Exploration Co.	55,364	989
Total		6,937
Oil: Integrated International 0.39%
Weatherford International Ltd.*	77,000	1,281
Pollution Control & Environmental Services 0.54%
Waste Connections, Inc.*	68,400	1,763
Railroads 0.72%
Kansas City Southern*	153,900	2,347
Real Estate Investment Trusts 2.83%
DiamondRock Hospitality Co.	405,000	2,629
Duke Realty Corp.	190,900	1,865
EastGroup Properties, Inc.	69,200	2,326
Host Hotels & Resorts, Inc.	321,509	2,472
Total		9,292

Investments	Shares	Value (000)
Restaurants 3.28%
Brinker International, Inc.	76,200	$1,350
Jack in the Box, Inc.*	195,000	4,795
Wendy's/Arby's Group, Inc.	925,188	4,626
Total		10,771
Retail 3.57%
Charming Shoppes, Inc.*	913,950	3,190
Chico's FAS, Inc.*	531,220	4,059
Gymboree Corp. (The)*	129,973	4,471
Total		11,720
Securities Brokerage & Services 0.24%
Jefferies Group, Inc.	40,634	795
Services: Commercial 1.35%
Tetra Tech, Inc.*	180,100	4,423
Shipping 2.36%
Kirby Corp.*	133,800	4,129
UTi Worldwide, Inc.*	268,700	3,617
Total		7,746
Steel 0.79%
Carpenter Technology Corp.	124,976	2,583
Textiles Apparel Manufacturers 0.88%
Guess?, Inc.	57,100	1,487
Phillips-Van Heusen Corp.	47,700	1,385
Total		2,872
Truckers 2.69%
Heartland Express, Inc.	320,929	4,798
Knight Transportation, Inc.	228,000	4,031
Total		8,829
Utilities: Electrical 2.54%
Cleco Corp.	103,000	2,172
Otter Tail Corp.	100,100	2,220
Wisconsin Energy Corp.	98,183	3,923
Total		8,315

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2009

Investments	Shares	Value (000)
Utilities: Gas Distributors 1.70%
Piedmont Natural Gas Co., Inc.	95,075	$2,322
UGI Corp.	141,970	3,257
Total		5,579
Total Common Stocks (cost $327,551,604)		306,460
	Principal Amount (000)
SHORT-TERM INVESTMENT 6.92%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $23,160,000 of U.S. Treasury Bill at 0.07% due 5/21/2009; value: $23,160,000; proceeds: $22,701,400 (cost $22,701,394)	$22,702	22,702
Total Investments in Securities 100.37% (cost $350,252,998)		329,162
Liabilities in Excess of Other Assets (0.37%)		(1,206)
Net Assets 100.00%		$327,956

  *  Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2009

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund
ASSETS:
Investments in securities, at cost	$2,426,515,882	$606,529,713	$789,300,495	$119,197,560
Investments in securities, at value	$2,181,792,202	$418,927,628	$714,762,675	$119,533,017
Cash	–	–	–	–
Deposit with brokers for forward foreign currency contracts collateral	–	–	3,450,000	–
Foreign cash, at value (cost $0, $0, $392,696, $343,676, $482,773, $0 and $0, respectively)	–	–	393,622	344,268
Receivables:
Interest and dividends	2,124,027	–	5,003,638	736,110
Investment securities sold	34,814,597	–	20,166,865	5,066,797
Capital shares sold	147,926,231	44,394,301	62,620,945	3,063,793
From affiliates (See Note 3)	–	121,667	–	4,824
Unrealized appreciation on forward foreign currency contracts	–	–	1,440,799	–
Prepaid expenses and other assets	141,349	34,899	–	30,917
Total assets	2,366,798,406	463,478,495	807,838,544	128,779,726
LIABILITIES:
Payables:
Investment securities purchased	60,876,082	–	25,256,922	5,655,288
Capital shares reacquired	144,556,900	43,578,494	62,896,333	3,070,895
Management fee	902,183	–	393,241	67,628
12b-1 distribution fees	995,522	208,584	223,949	9,248
Fund administration	66,232	–	20,965	3,607
Trustees' fees	456,594	43,396	95,302	2,182
To affiliates (See Note 3)	13,286	–	26,210	23,184
Unrealized depreciation on forward foreign currency contracts	–	–	4,832,181	–
Accrued expenses and other liabilities	945,875	227,752	640,372	45,082
Total liabilities	208,812,674	44,058,226	94,385,475	8,877,114
NET ASSETS	$2,157,985,732	$419,420,269	$713,453,069	$119,902,612
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,687,884,952	$630,065,027	$1,256,555,780	$168,702,286
Undistributed (distributions in excess of) net investment income	1,977,938	121,588	3,446,824	350,379
Accumulated net realized loss on investments and foreign currency related transactions	(287,153,478)	(23,164,261)	(467,552,170)	(49,480,734)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(244,723,680)	(187,602,085)	(78,997,365)	330,681
Net Assets	$2,157,985,732	$419,420,269	$713,453,069	$119,902,612

See Notes to Financial Statements.

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$244,522,231	$50,158,438	$350,252,998
Investments in securities, at value	$215,891,621	$45,599,239	$329,161,515
Cash	2,075,000	–	–
Deposit with brokers for forward foreign currency contracts collateral	–	–	–
Foreign cash, at value (cost $0, $0, $392,696, $343,676, $482,773, $0 and $0, respectively)	489,041	–	–
Receivables:
Interest and dividends	529,427	55,616	44,465
Investment securities sold	1,756,732	297,215	3,891,325
Capital shares sold	5,683,572	3,170,774	27,960,354
From affiliates (See Note 3)	–	–	31,668
Unrealized appreciation on forward foreign currency contracts	624,131	–	–
Prepaid expenses and other assets	14,175	32,266	48,722
Total assets	227,063,699	49,155,110	361,138,049
LIABILITIES:
Payables:
Investment securities purchased	10,255,342	738,949	6,270,647
Capital shares reacquired	5,988,122	3,165,055	26,496,747
Management fee	114,972	13,396	178,377
12b-1 distribution fees	46,547	12,027	117,083
Fund administration	6,087	1,340	9,514
Trustees' fees	42,589	6,531	14,848
To affiliates (See Note 3)	32,885	–	19,183
Unrealized depreciation on forward foreign currency contracts	–	–	–
Accrued expenses and other liabilities	217,813	44,248	75,174
Total liabilities	16,704,357	3,981,546	33,181,573
NET ASSETS	$210,359,342	$45,173,564	$327,956,476
COMPOSITION OF NET ASSETS:
Paid-in capital	$399,137,003	$69,651,458	$403,922,500
Undistributed (distributions in excess of) net investment income	(254,717)	208,893	(259,233)
Accumulated net realized loss on investments and foreign currency related transactions	(160,522,316)	(20,127,588)	(54,615,308)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(28,000,628)	(4,559,199)	(21,091,483)
Net Assets	$210,359,342	$45,173,564	$327,956,476

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2009

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund
Net assets by class:
Class A Shares	$1,448,138,420	$236,153,828	$454,002,610	$26,874,615
Class B Shares	$149,867,209	$27,802,518	$33,932,550	–
Class C Shares	$408,032,498	$119,262,365	$82,842,862	$1,157,959
Class F Shares	$44,865,229	$21,764,156	$8,668,848	$63,849
Class I Shares	$64,153,108	$8,676,328	$132,254,778	$91,793,338
Class P Shares	$24,838,357	–	$1,137,334	–
Class R2 Shares	$431,504	$943,422	$5,497	$6,425
Class R3 Shares	$17,659,407	$4,817,652	$608,590	$6,426
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	168,595,008	16,429,011	53,704,955	4,342,365
Class B Shares	18,120,051	2,026,036	4,066,622	–
Class C Shares	49,531,799	8,751,614	9,911,749	187,616
Class F Shares	5,245,417	1,518,250	1,030,820	10,308
Class I Shares	7,441,762	601,686	15,562,097	14,807,330
Class P Shares	2,923,076	–	135,312	–
Class R2 Shares	50,658	65,991	650.779	1,032.398
Class R3 Shares	2,067,918	337,196	72,593	1,033
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$8.59	$14.37	$8.45	$6.19
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$9.11	$15.25	$8.97	$6.57
Class B Shares–Net asset value	$8.27	$13.72	$8.34	–
Class C Shares–Net asset value	$8.24	$13.63	$8.36	$6.17
Class F Shares–Net asset value	$8.55	$14.34	$8.41	$6.19
Class I Shares–Net asset value	$8.62	$14.42	$8.50	$6.20
Class P Shares–Net asset value	$8.50	–	$8.41	–
Class R2 Shares–Net asset value	$8.52	$14.30	$8.45	$6.22
Class R3 Shares–Net asset value	$8.54	$14.29	$8.38	$6.22

See Notes to Financial Statements.

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Net assets by class:
Class A Shares	$64,604,300	$23,126,676	$146,401,661
Class B Shares	$13,040,143	$2,427,556	$14,967,453
Class C Shares	$15,101,859	$4,680,578	$55,129,842
Class F Shares	$284,917	$308,062	$30,192,364
Class I Shares	$116,618,484	$14,621,029	$75,770,781
Class P Shares	$565,739	$9,663	$2,813,072
Class R2 Shares	$35,715	–	$187,370
Class R3 Shares	$108,185	–	$2,493,933
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,422,853	3,177,100	14,706,597
Class B Shares	1,782,853	338,145	1,532,692
Class C Shares	2,076,295	651,375	5,646,100
Class F Shares	37,385	42,523	3,042,893
Class I Shares	14,879,235	2,000,280	7,587,673
Class P Shares	72,660	1,323	283,077
Class R2 Shares	4,677.551	–	18,888
Class R3 Shares	14,229	–	251,753
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$7.67	$7.28	$9.95
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$8.14	$7.72	$10.56
Class B Shares–Net asset value	$7.31	$7.18	$9.77
Class C Shares–Net asset value	$7.27	$7.19	$9.76
Class F Shares–Net asset value	$7.62	$7.24	$9.92
Class I Shares–Net asset value	$7.84	$7.31	$9.99
Class P Shares–Net asset value	$7.79	$7.30	$9.94
Class R2 Shares–Net asset value	$7.64	–	$9.92
Class R3 Shares–Net asset value	$7.60	–	$9.91

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2009

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund	International Dividend Income Fund
Investment income (loss):
Dividends (net of foreign withholding taxes of $77,472, $0, $823,061, $296,394, $198,000, $1,105 and $0, respectively)	$18,659,698	$1,836,122	$9,363,113	$2,716,593
Interest and other	–	–	22,707	2,217
Total investment income	18,659,698	1,833,535	9,385,820	2,718,810
Expenses:
Management fee	5,498,264	189,511	2,613,240	364,328
12b-1 distribution plan–Class A	2,396,663	392,933	806,673	28,808
12b-1 distribution plan–Class B	745,182	130,673	170,839	–
12b-1 distribution plan–Class C	1,909,987	531,096	411,258	2,694
12b-1 distribution plan–Class F	8,987	4,742	1,615	18
12b-1 distribution plan–Class P	51,000	–	2,377	–
12b-1 distribution plan–Class R2	975	2,068	–	–
12b-1 distribution plan–Class R3	34,302	9,963	1,413	–
Shareholder servicing	2,382,592	757,829	1,147,990	10,569
Professional	34,133	16,107	30,385	24,961
Reports to shareholders	184,228	54,135	101,012	5,258
Fund administration	402,173	–	139,373	19,431
Custody	21,073	5,909	119,230	55,265
Trustees' fees	46,908	9,062	16,987	2,116
Registration	92,975	58,801	61,189	4,159
Subsidy (See Note 3)	103,340	–	194,957	174,632
Other	38,306	7,670	26,441	26,040
Gross expenses	13,951,088	2,170,499	5,844,979	718,279
Expense reductions (See Note 7)	(5,940)	(1,120)	(2,078)	(578)
Expenses reimbursed by advisor (See Note 3)	–	–	–	(200,416)
Expenses assumed by Underlying Funds (See Note 3)	–	(905,806)	–	–
Management fee waived (See Note 3)	–	(189,511)	–	–
Net expenses	13,945,148	1,074,062	5,842,901	517,285
Net investment income (loss)	4,714,550	762,060	3,542,919	2,201,525
Net realized and unrealized gain (loss):
Net realized loss on investments (net of foreign capital gain tax) and foreign currency related transactions	(244,835,115)	(18,638,645)	(267,153,723)	(28,744,916)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	184,419,855	17,227,331	256,391,552	30,131,700
Net realized and unrealized gain (loss)	(60,415,260)	(1,411,314)	(10,762,171)	1,386,784
Net Increase (Decrease) in Net Assets Resulting From Operations	$(55,700,710)	$(649,254)	$(7,219,252)	$3,588,309

See Notes to Financial Statements.

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Investment income (loss):
Dividends (net of foreign withholding taxes of $77,472, $0, $823,061, $296,394, $198,000, $1,105 and $0, respectively)	$1,921,397	$563,879	$1,709,695
Interest and other	4,429	–	–
Total investment income	1,925,826	563,879	1,709,695
Expenses:
Management fee	718,967	83,064	986,537
12b-1 distribution plan–Class A	106,232	36,688	205,102
12b-1 distribution plan–Class B	63,003	11,751	65,049
12b-1 distribution plan–Class C	69,347	20,723	233,603
12b-1 distribution plan–Class F	82	46	6,487
12b-1 distribution plan–Class P	1,247	22	5,784
12b-1 distribution plan–Class R2	91	–	272
12b-1 distribution plan–Class R3	97	–	4,661
Shareholder servicing	324,876	30,686	243,569
Professional	27,301	21,630	22,568
Reports to shareholders	20,165	3,676	19,731
Fund administration	38,345	8,306	52,615
Custody	76,616	5,328	4,891
Trustees' fees	4,591	955	5,771
Registration	40,096	29,071	44,393
Subsidy (See Note 3)	251,662	–	145,027
Other	9,388	–	5,450
Gross expenses	1,752,106	251,946	2,051,510
Expense reductions (See Note 7)	(563)	(124)	(761)
Expenses reimbursed by advisor (See Note 3)	–	(51,848)	(214,785)
Expenses assumed by Underlying Funds (See Note 3)	–	–	–
Management fee waived (See Note 3)	–	–	–
Net expenses	1,751,543	199,974	1,835,964
Net investment income (loss)	174,283	363,905	(126,269)
Net realized and unrealized gain (loss):
Net realized loss on investments (net of foreign capital gain tax) and foreign currency related transactions	(77,071,504)	(12,808,611)	(29,463,870)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	87,889,706	6,617,540	35,742,341
Net realized and unrealized gain (loss)	10,818,202	(6,191,071)	6,278,471
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,992,485	$(5,827,166)	$6,152,202

See Notes to Financial Statements.

Statements of Changes in Net Assets

	All Value Fund		Alpha Strategy Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income (loss)	$4,714,550	$12,325,577	$762,060	$(1,784,259)
Capital gains received from Underlying Funds	–	–	–	51,358,516
Net realized loss on investments and foreign currency related transactions	(244,835,115)	(42,051,970)	(18,638,645)	(7,315,268)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	184,419,855	(974,887,405)	17,227,331	(329,836,057)
Net decrease in net assets resulting from operations	(55,700,710)	(1,004,613,798)	(649,254)	(287,577,068)
Distributions to shareholders from:
Net investment income
Class A	(10,797,489)	(13,489,340)	(494,423)	(9,180,478)
Class B	–	–	–	(1,247,863)
Class C	–	(126)	–	(3,669,303)
Class F	(103,050)	(89)	(35,305)	(302)
Class I	(636,029)	(495,585)	(54,877)	(64,370)
Class P	(146,405)	(235,212)	–	–
Class R2	(3,122)	(77)	(1,180)	(288)
Class R3	(119,358)	(79)	(15,394)	(303)
Net realized gain
Class A	–	(161,640,464)	(19,003,841)	(17,909,168)
Class B	–	(19,803,452)	(2,310,729)	(3,144,253)
Class C	–	(45,461,398)	(9,107,549)	(8,529,534)
Class F	–	(690)	(463,904)	(539)
Class I	–	(3,721,818)	(638,401)	(113,914)
Class P	–	(3,349,806)	–	–
Class R2	–	(688)	(48,485)	(537)
Class R3	–	(688)	(320,424)	(559)
Total distributions to shareholders	(11,805,453)	(248,199,512)	(32,494,512)	(43,861,411)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	382,356,066	585,762,696	86,136,505	345,829,207
Reinvestment of distributions	11,158,269	225,482,454	27,229,833	36,696,667
Cost of shares reacquired	(371,433,717)	(753,242,546)	(91,548,589)	(157,940,191)
Net increase (decrease) in net assets resulting from capital share transactions	22,080,618	58,002,604	21,817,749	224,585,683
Net decrease in net assets	(45,425,545)	(1,194,810,706)	(11,326,017)	(106,852,796)
NET ASSETS:
Beginning of period	$2,203,411,277	$3,398,221,983	$430,746,286	$537,599,082
End of period	$2,157,985,732	$2,203,411,277	$419,420,269	$430,746,286
Undistributed (distributions in excess of) net investment income	$1,977,938	$9,068,841	$121,588	$(39,293)

See Notes to Financial Statements.

	International Core Equity Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income (loss)	$3,542,919	$22,501,763
Capital gains received from Underlying Funds	–	–
Net realized loss on investments and foreign currency related transactions	(267,153,723)	(199,431,849)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	256,391,552	(590,182,522)
Net decrease in net assets resulting from operations	(7,219,252)	(767,112,608)
Distributions to shareholders from:
Net investment income
Class A	(12,986,031)	(8,012,157)
Class B	(531,056)	(204,237)
Class C	(1,149,088)	(470,637)
Class F	(51,483)	(103)
Class I	(3,707,413)	(2,684,109)
Class P	(27,708)	(23,780)
Class R2	(163)	(98)
Class R3	(16,857)	(99)
Net realized gain
Class A	–	(92,686,363)
Class B	–	(7,224,370)
Class C	–	(18,758,430)
Class F	–	(870)
Class I	–	(22,554,732)
Class P	–	(204,843)
Class R2	–	(867)
Class R3	–	(867)
Total distributions to shareholders	(18,469,799)	(152,826,562)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	87,317,982	311,725,795
Reinvestment of distributions	17,505,371	141,116,171
Cost of shares reacquired	(145,856,620)	(393,957,395)
Net increase (decrease) in net assets resulting from capital share transactions	(41,033,267)	58,884,571
Net decrease in net assets	(66,722,318)	(861,054,599)
NET ASSETS:
Beginning of period	$780,175,387	$1,641,229,986
End of period	$713,453,069	$780,175,387
Undistributed (distributions in excess of) net investment income	$3,446,824	$18,373,704

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	International Dividend Income Fund		International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Period Ended October 31, 2008*	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income	$2,201,525	$2,483,680	$174,283	$2,433,983
Net realized loss on investments and foreign currency related transactions	(28,744,916)	(21,423,805)	(77,071,504)	(82,658,669)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	30,131,700	(29,801,019)	87,889,706	(194,425,862)
Net increase (decrease) in net assets resulting from operations	3,588,309	(48,741,144)	10,992,485	(274,650,548)
Distributions to shareholders from:
Net investment income
Class A	(353,043)	(152,587)	(468,468)	(777,242)
Class B	–	–	–	–
Class C	(8,421)	(881)	–	–
Class F	(806)	(604)	(1,515)	(73)
Class I	(1,487,623)	(1,805,924)	(1,433,816)	(1,115,657)
Class P	–	–	(997)	(8,529)
Class R2	(93)	(124)	(136)	(69)
Class R3	(95)	(127)	(272)	(70)
Net realized gain
Class A	–	–	–	(21,778,775)
Class B	–	–	–	(4,924,465)
Class C	–	–	–	(4,985,509)
Class F	–	–	–	(1,155)
Class I	–	–	–	(17,305,855)
Class P	–	–	–	(236,757)
Class R2	–	–	–	(1,151)
Class R3	–	–	–	(1,150)
Total distributions to shareholders	(1,850,081)	(1,960,247)	(1,905,204)	(51,136,457)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	28,960,206	143,060,862	16,446,619	129,747,428
Reinvestment of distributions	1,786,456	1,913,886	1,881,958	49,702,304
Cost of shares reacquired	(5,288,558)	(1,567,077)	(26,206,962)	(98,019,240)
Net increase (decrease) in net assets resulting from capital share transactions	25,458,104	143,407,671	(7,878,385)	81,430,492
Net increase (decrease) in net assets	27,196,332	92,706,280	1,208,896	(244,356,513)
NET ASSETS:
Beginning of period	$92,706,280	–	$209,150,446	$453,506,959
End of period	$119,902,612	$92,706,280	$210,359,342	$209,150,446
Undistributed (distributions in excess of) net investment income	$350,379	$(1,065)	$(254,717)	$1,476,204

*  For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

See Notes to Financial Statements.

	Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income	$363,905	$693,386
Net realized loss on investments and foreign currency related transactions	(12,808,611)	(7,184,110)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,617,540	(16,805,784)
Net increase (decrease) in net assets resulting from operations	(5,827,166)	(23,296,508)
Distributions to shareholders from:
Net investment income
Class A	(360,321)	(371,592)
Class B	(21,657)	(29,316)
Class C	(41,102)	(48,317)
Class F	(541)	(162)
Class I	(351,007)	(333,339)
Class P	(166)	(203)
Class R2	–	–
Class R3	–	–
Net realized gain
Class A	–	(3,678,316)
Class B	–	(534,598)
Class C	–	(873,871)
Class F	–	(1,313)
Class I	–	(2,665,784)
Class P	–	(2,206)
Class R2	–	–
Class R3	–	–
Total distributions to shareholders	(774,794)	(8,539,017)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	16,481,052	23,052,222
Reinvestment of distributions	679,788	7,435,719
Cost of shares reacquired	(10,446,796)	(15,227,710)
Net increase (decrease) in net assets resulting from capital share transactions	6,714,044	15,260,231
Net increase (decrease) in net assets	112,084	(16,575,294)
NET ASSETS:
Beginning of period	$45,061,480	$61,636,774
End of period	$45,173,564	$45,061,480
Undistributed (distributions in excess of) net investment income	$208,893	$619,782

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income (loss)	$(126,269)	$825,725
Net realized loss on investments	(29,463,870)	(24,893,377)
Net change in unrealized appreciation/depreciation on investments	35,742,341	(74,634,785)
Net increase (decrease) in net assets resulting from operations	6,152,202	(98,702,437)
Distributions to shareholders from:
Net investment income
Class A	(206,714)	(84,095)
Class F	(33,314)	(31)
Class I	(425,647)	(213,809)
Class P	–	(5,036)
Class R2	–	(19)
Class R3	(3,458)	(715)
Net realized gain
Class A	–	(5,270,291)
Class B	–	(512,824)
Class C	–	(2,168,311)
Class F	–	(359)
Class I	–	(2,275,577)
Class P	–	(197,156)
Class R2	–	(358)
Class R3	–	(9,543)
Total distributions to shareholders	(669,133)	(10,738,124)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	107,095,677	175,953,420
Reinvestment of distributions	624,833	9,139,621
Cost of shares reacquired	(49,558,486)	(91,267,168)
Net increase in net assets resulting from capital share transactions	58,162,024	93,825,873
Net increase (decrease) in net assets	63,645,093	(15,614,688)
NET ASSETS:
Beginning of period	$264,311,383	$279,926,071
End of period	$327,956,476	$264,311,383
Undistributed (distributions in excess of) net investment income	$(259,233)	$536,169

See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.85		$13.69	$13.14	$12.13	$11.18	$9.93
Investment operations:
Net investment income(a)	.03		.07	.08	.08	.07	.06
Net realized and unrealized gain (loss)	(.23)		(3.89)	1.52	1.82	1.06	1.30
Total from investment operations	(.20)		(3.82)	1.60	1.90	1.13	1.36
Distributions to shareholders from:
Net investment income	(.06)		(.08)	(.08)	(.06)	(.07)	(.01)
Net realized gain	–		(.94)	(.97)	(.83)	(.11)	(.10)
Total distributions	(.06)		(1.02)	(1.05)	(.89)	(.18)	(.11)
Net asset value, end of period	$8.59		$8.85	$13.69	$13.14	$12.13	$11.18
Total Return(b)	(2.11	)%(c)	(29.89)%	13.12%	16.49%	10.19%	13.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.12%	1.12%	1.14%	1.17%	1.24%
Expenses, excluding expense reductions	.61	%(c)	1.12%	1.12%	1.14%	1.17%	1.24%
Net investment income	.31	%(c)	.58%	.63%	.63%	.62%	.53%
Supplemental Data:
Net assets, end of period (000)	$1,448,138		$1,512,312	$2,375,786	$2,198,884	$1,771,120	$1,268,285
Portfolio turnover rate	42.83	%(c)	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.48		$13.16	$12.66	$11.74	$10.84	$9.69
Investment operations:
Net investment loss(a)	–	(b)	(.01)	– (b)	– (b)	– (b)	(.01)
Net realized and unrealized gain (loss)	(.21)		(3.73)	1.47	1.76	1.02	1.26
Total from investment operations	(.21)		(3.74)	1.47	1.76	1.02	1.25
Distributions to shareholders from:
Net investment income	–		–	– (b)	–	(.01)	–
Net realized gain	–		(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	–		(.94)	(.97)	(.84)	(.12)	(.10)
Net asset value, end of period	$8.27		$8.48	$13.16	$12.66	$11.74	$10.84
Total Return(c)	(2.48	)%(d)	(30.35)%	12.50%	15.68%	9.52%	12.98%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93	%(d)	1.77%	1.77%	1.79%	1.81%	1.87%
Expenses, excluding expense reductions	.93	%(d)	1.77%	1.77%	1.79%	1.81%	1.87%
Net investment loss	(.01	)%(d)	(.07)%	(.01)%	(.02)%	(.01)%	(.10)%
Supplemental Data:
Net assets, end of period (000)	$149,867		$169,131	$280,279	$278,649	$240,977	$185,775
Portfolio turnover rate	42.83	%(d)	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.45		$13.11	$12.62	$11.71	$10.81	$9.66
Investment operations:
Net investment loss(a)	–	(b)	(.01)	– (b)	– (b)	– (b)	(.01)
Net realized and unrealized gain (loss)	(.21)		(3.71)	1.46	1.75	1.02	1.26
Total from investment operations	(.21)		(3.72)	1.46	1.75	1.02	1.25
Distributions to shareholders from:
Net investment income	–		– (b)	– (b)	–	(.01)	–
Net realized gain	–		(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	–		(.94)	(.97)	(.84)	(.12)	(.10)
Net asset value, end of period	$8.24		$8.45	$13.11	$12.62	$11.71	$10.81
Total Return(c)	(2.49	)%(d)	(30.31)%	12.48%	15.64%	9.56%	13.02%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93	%(d)	1.77%	1.77%	1.79%	1.81%	1.87%
Expenses, excluding expense reductions	.93	%(d)	1.77%	1.77%	1.79%	1.81%	1.87%
Net investment loss	(.01	)%(d)	(.07)%	(.01)%	(.02)%	(.01)%	(.10)%
Supplemental Data:
Net assets, end of period (000)	$408,032		$419,157	$639,749	$622,822	$513,752	$389,161
Portfolio turnover rate	42.83	%(d)	85.13%	63.23%	63.84%	52.24%	21.92%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.85		$13.70	$13.62
Investment operations:
Net investment income(b)	.02		.08	–	(c)
Net realized and unrealized gain (loss)	(.22)		(3.87)	.08
Total from investment operations	(.20)		(3.79)	.08
Distributions to shareholders from:
Net investment income	(.10)		(.12)	–
Net realized gain	–		(.94)	–
Total distributions	(.10)		(1.06)	–
Net asset value, end of period	$8.55		$8.85	$13.70
Total Return(d)	(2.00	)%(e)	(29.70)%	.59	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	.48	%(e)	.87%	.08	%(e)
Expenses, excluding expense reductions	.48	%(e)	.88%	.08	%(e)
Net investment income	.26	%(e)	.77%	.04	%(e)
Supplemental Data:
Net assets, end of period (000)	$44,865		$8,995	$10
Portfolio turnover rate	42.83	%(e)	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.92		$13.79	$13.21	$12.19	$11.22	$9.95
Investment operations:
Net investment income(a)	.04		.11	.10	.12	.12	.10
Net realized and unrealized gain (loss)	(.24)		(3.92)	1.57	1.83	1.06	1.30
Total from investment operations	(.20)		(3.81)	1.67	1.95	1.18	1.40
Distributions to shareholders from:
Net investment income	(.10)		(.12)	(.12)	(.10)	(.10)	(.03)
Net realized gain	–		(.94)	(.97)	(.83)	(.11)	(.10)
Total distributions	(.10)		(1.06)	(1.09)	(.93)	(.21)	(.13)
Net asset value, end of period	$8.62		$8.92	$13.79	$13.21	$12.19	$11.22
Total Return(b)	(2.03	)%(c)	(29.62)%	13.68%	16.87%	10.61%	14.18%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(c)	.77%	.78%	.79%	.81%	.87%†
Expenses, excluding expense reductions	.43	%(c)	.77%	.78%	.79%	.81%	.87%†
Net investment income	.48	%(c)	.92%	.78%	.97%	.97%	.90%†
Supplemental Data:
Net assets, end of period (000)	$64,153		$54,483	$53,737	$3,880	$2,645	$1,750
Portfolio turnover rate	42.83	%(c)	85.13%	63.23%	63.84%	52.24%	21.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.75		$13.55	$13.03	$12.05	$11.12	$9.88
Investment operations:
Net investment income(a)	.02		.06	.07	.06	.06	.05
Net realized and unrealized gain (loss)	(.22)		(3.85)	1.51	1.82	1.05	1.30
Total from investment operations	(.20)		(3.79)	1.58	1.88	1.11	1.35
Distributions to shareholders from:
Net investment income	(.05)		(.07)	(.09)	(.06)	(.07)	(.01)
Net realized gain	–		(.94)	(.97)	(.84)	(.11)	(.10)
Total distributions	(.05)		(1.01)	(1.06)	(.90)	(.18)	(.11)
Net asset value, end of period	$8.50		$8.75	$13.55	$13.03	$12.05	$11.12
Total Return(b)	(2.18	)%(c)	(29.98)%	13.08%	16.36%	10.09%	13.71%
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(c)	1.22%	1.22%	1.24%	1.26%	1.32%†
Expenses, excluding expense reductions	.66	%(c)	1.22%	1.22%	1.25%	1.26%	1.32%†
Net investment income	.26	%(c)	.49%	.53%	.49%	.47%	.45%†
Supplemental Data:
Net assets, end of period (000)	$24,838		$24,711	$48,641	$42,516	$13,279	$4,895
Portfolio turnover rate	42.83	%(c)	85.13%	63.23%	63.84%	52.24%	21.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.82		$13.69	$13.62
Investment operations:
Net investment income(b)	.01		.05	–	(c)
Net realized and unrealized gain (loss)	(.22)		(3.88)	.07
Total from investment operations	(.21)		(3.83)	.07
Distributions to shareholders from:
Net investment income	(.09)		(.10)	–
Net realized gain	–		(.94)	–
Total distributions	(.09)		(1.04)	–
Net asset value, end of period	$8.52		$8.82	$13.69
Total Return(d)	(2.28	)%(e)	(29.98)%	.51	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	.73	%(e)	1.30%	.12	%(e)
Expenses, excluding expense reductions	.73	%(e)	1.31%	.12	%(e)
Net investment income	.16	%(e)	.47%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$432		$319	$10
Portfolio turnover rate	42.83	%(e)	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALL VALUE FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.82		$13.69	$13.62
Investment operations:
Net investment income(b)	.02		.04	–	(c)
Net realized and unrealized gain (loss)	(.23)		(3.86)	.07
Total from investment operations	(.21)		(3.82)	.07
Distributions to shareholders from:
Net investment income	(.07)		(.11)	–
Net realized gain	–		(.94)	–
Total distributions	(.07)		(1.05)	–
Net asset value, end of period	$8.54		$8.82	$13.69
Total Return(d)	(2.25	)%(e)	(29.96)%	.51	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	.68	%(e)	1.26%	.11	%(e)
Expenses, excluding expense reductions	.68	%(e)	1.26%	.11	%(e)
Net investment income	.22	%(e)	.37%	.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$17,659		$14,303	$10
Portfolio turnover rate	42.83	%(e)	85.13%	63.23%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$15.58		$29.08	$23.68	$19.11	$15.96	$14.38
Investment operations:
Net investment income (loss)(a)	.04		(.02)	(.04)	(.06)	(.01)	.10
Net realized and unrealized gain (loss)	(.09)		(11.23)	6.44	4.63	3.26	1.48
Total from investment operations	(.05)		(11.25)	6.40	4.57	3.25	1.58
Distributions to shareholders from:
Net investment income	(.03)		(.76)	(.74)	–	(.10)	–
Net realized gain	(1.13)		(1.49)	(.26)	–	–	–
Total distributions	(1.16)		(2.25)	(1.00)	–	(.10)	–
Net asset value, end of period	$14.37		$15.58	$29.08	$23.68	$19.11	$15.96
Total Return(b)	.50	%(c)	(41.64)%	28.00%	23.91%	20.46%	10.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.17	%(c)	.35%	.35%	.35%	.35%	.36%
Expenses, including expense reductions and expenses assumed and waived*	.17	%(c)	.35%	.35%	.35%	.35%	.36%
Expenses, excluding expense reductions and expenses assumed and waived	.46	%(c)	.76%	.79%	.80%	.83%	1.03%
Net investment income (loss)	.32	%(c)	(.09)%	(.17)%	(.28)%	(.08)%	.63%
Supplemental Data:
Net assets, end of period (000)	$236,154		$257,398	$332,175	$196,448	$90,641	$69,957
Portfolio turnover rate	4.80	%(c)	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.94		$27.98	$22.79	$18.51	$15.46	$14.02
Investment operations:
Net investment income (loss)(a)	–	(b)	(.15)	(.20)	(.20)	(.12)	.01
Net realized and unrealized gain (loss)	(.09)		(10.81)	6.21	4.48	3.17	1.43
Total from investment operations	(.09)		(10.96)	6.01	4.28	3.05	1.44
Distributions to shareholders from:
Net investment income	–		(.59)	(.56)	–	–	–
Net realized gain	(1.13)		(1.49)	(.26)	–	–	–
Total distributions	(1.13)		(2.08)	(.82)	–	–	–
Net asset value, end of period	$13.72		$14.94	$27.98	$22.79	$18.51	$15.46
Total Return(c)	.21	%(d)	(42.04)%	27.17%	23.12%	19.73%	10.27%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed and waived*	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed and waived	.78	%(d)	1.42%	1.44%	1.44%	1.47%	1.68%
Net investment income (loss)	(.01	)%(d)	(.70)%	(.79)%	(.92)%	(.71)%	.03%
Supplemental Data:
Net assets, end of period (000)	$27,803		$31,193	$58,045	$47,954	$45,179	$41,771
Portfolio turnover rate	4.80	%(d)	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$27.87	$22.79	$18.51	$15.46	$14.02
Investment operations:
Net investment income (loss)(a)	–	(b)	(.16)	(.21)	(.20)	(.12)	.01
Net realized and unrealized gain (loss)	(.09)		(10.73)	6.21	4.48	3.17	1.43
Total from investment operations	(.09)		(10.89)	6.00	4.28	3.05	1.44
Distributions to shareholders from:
Net investment income	–		(.64)	(.66)	–	–	–
Net realized gain	(1.13)		(1.49)	(.26)	–	–	–
Total distributions	(1.13)		(2.13)	(.92)	–	–	–
Net asset value, end of period	$13.63		$14.85	$27.87	$22.79	$18.51	$15.46
Total Return(c)	.22	%(d)	(42.02)%	27.20%	23.12%	19.73%	10.27%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, including expense reductions and expenses assumed and waived*	.50	%(d)	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses, excluding expense reductions and expenses assumed and waived	.78	%(d)	1.41%	1.44%	1.45%	1.47%	1.68%
Net investment income (loss)	(.02	)%(d)	(.74)%	(.83)%	(.92)%	(.71)%	.03%
Supplemental Data:
Net assets, end of period (000)	$119,262		$122,504	$145,528	$75,193	$29,998	$27,701
Portfolio turnover rate	4.80	%(d)	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.58		$29.09	$27.77
Investment operations:
Net investment income (loss)(b)	.03		(.02)	–	(c)
Net realized and unrealized gain (loss)	(.05)		(11.17)	1.32
Total from investment operations	(.02)		(11.19)	1.32
Distributions to shareholders from:
Net investment income	(.09)		(.83)	–
Net realized gain	(1.13)		(1.49)	–
Total distributions	(1.22)		(2.32)	–
Net asset value, end of period	$14.34		$15.58	$29.09
Total Return(d)	.72	%(e)	(41.50)%	4.75	%(e)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.05	%(e)	.10%	.01	%(e)
Expenses, including expense reductions and expenses assumed and waived*	.05	%(e)	.10%	.01	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.34	%(e)	.55%	.07	%(e)
Net investment income (loss)	.23	%(e)	(.11)%	(.01	)%(e)
Supplemental Data:
Net assets, end of period (000)	$21,764		$6,845	$11
Portfolio turnover rate	4.80	%(e)	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				10/20/2004(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.67		$29.23	$23.77	$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.06		.01	.05	.02	.05	–	(c)
Net realized and unrealized gain (loss)	(.08)		(11.24)	6.47	4.63	3.27	.31
Total from investment operations	(.02)		(11.23)	6.52	4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.10)		(.84)	(.80)	–	(.16)	–
Net realized gain	(1.13)		(1.49)	(.26)	–	–	–
Total distributions	(1.23)		(2.33)	(1.06)	–	(.16)	–
Net asset value, end of period	$14.42		$15.67	$29.23	$23.77	$19.12	$15.96
Total Return(d)	.73	%(e)	(41.45)%	28.48%	24.32%	20.91%	2.18	%(e)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.00	%(e)	.00%	.00%	.00%	.00%	.00	%(e)
Expenses, including expense reductions and expenses assumed and waived*	.00	%(e)	.00%	.00%	.00%	.00%	.00	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.29	%(e)	.41%	.44%	.45%	.48%	.00	%(e)
Net investment income	.44	%(e)	.06%	.19%	.08%	.27%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$8,676		$8,293	$1,819	$1,001	$539	$398
Portfolio turnover rate	4.80	%(e)	7.64%	39.09%	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.51		$29.08	$27.77
Investment operations:
Net investment income (loss)(b)	.01		(.12)	(.01)
Net realized and unrealized gain (loss)	(.06)		(11.16)	1.32
Total from investment operations	(.05)		(11.28)	1.31
Distributions to shareholders from:
Net investment income	(.03)		(.80)	—
Net realized gain	(1.13)		(1.49)	—
Total distributions	(1.16)		(2.29)	—
Net asset value, end of period	$14.30		$15.51	$29.08
Total Return(c)	.48	%(d)	(41.82)%	4.72	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.30	%(d)	.60%	.05	%(d)
Expenses, including expense reductions and expenses assumed and waived*	.30	%(d)	.59%	.05	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.58	%(d)	1.02%	.11	%(d)
Net investment income (loss)	.10	%(d)	(.59)%	(.05	)%(d)
Supplemental Data:
Net assets, end of period (000)	$943		$564	$10
Portfolio turnover rate	4.80	%(d)	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$15.53		$29.08	$27.77
Investment operations:
Net investment income (loss)(b)	.02		(.10)	(.01)
Net realized and unrealized gain (loss)	(.08)		(11.15)	1.32
Total from investment operations	(.06)		(11.25)	1.31
Distributions to shareholders from:
Net investment income	(.05)		(.81)	—
Net realized gain	(1.13)		(1.49)	—
Total distributions	(1.18)		(2.30)	—
Net asset value, end of period	$14.29		$15.53	$29.08
Total Return(c)	.49	%(d)	(41.72)%	4.72	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed and waived*	.25	%(d)	.50%	.04	%(d)
Expenses, including expense reductions and expenses assumed and waived*	.25	%(d)	.49%	.04	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.53	%(d)	.95%	.10	%(d)
Net investment income (loss)	.19	%(d)	(.51)%	(.04	)%(d)
Supplemental Data:
Net assets, end of period (000)	$4,818		$3,949	$10
Portfolio turnover rate	4.80	%(d)	7.64%	39.09%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				12/15/2003(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$18.34	$15.23	$12.37	$10.42	$10.00
Unrealized appreciation on investments							.15
Net asset value on SEC Effective Date							$10.15
Investment operations:
Net investment income(b)	.04		.23	.17	.08	.09	.04
Net realized and unrealized gain (loss)	(.05)		(8.23)	3.92	3.17	1.87	.23
Total from investment operations	(.01)		(8.00)	4.09	3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.22)		(.13)	(.06)	(.05)	(.01)	–
Net realized gain	–		(1.53)	(.92)	(.34)	–	–
Total distributions	(.22)		(1.66)	(.98)	(.39)	(.01)	–
Net asset value, end of period	$8.45		$8.68	$18.34	$15.23	$12.37	$10.42
Total Return(c)							1.50	%(d)(e)
Total Return(c)	(.05	)%(d)	(47.48)%	28.22%	26.86%	18.80%	2.66	%d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81	%(d)	1.43%	1.40%	1.53%	1.66%	1.50	%(d)
Expenses, including expense reductions and expenses reimbursed	.81	%(d)	1.42%	1.40%	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.81	%(d)	1.43%	1.41%	1.53%	1.66%	2.13	%(d)
Net investment income	.51	%(d)	1.68%	1.02%	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$454,003		$527,567	$1,082,308	$655,273	$235,563	$58,484
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				12/15/2003(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$8.50		$18.00	$15.00	$12.24	$10.36	$10.00
Unrealized appreciation on investments							.15
Net asset value on SEC Effective Date							$10.15
Investment operations:
Net investment income (loss)(b)	.01		.14	.06	(.01)	.03	(.01)
Net realized and unrealized gain (loss)	(.05)		(8.07)	3.86	3.13	1.85	.22
Total from investment operations	(.04)		(7.93)	3.92	3.12	1.88	.21
Distributions to shareholders from:
Net investment income	(.12)		(.04)	– (c)	(.02)	–	–
Net realized gain	–		(1.53)	(.92)	(.34)	–	–
Total distributions	(.12)		(1.57)	(.92)	(.36)	–	–
Net asset value, end of period	$8.34		$8.50	$18.00	$15.00	$12.24	$10.36
Total Return(d)							1.50	%(e)(f)
Total Return(d)	(.39	)%(e)	(47.80)%	27.39%	25.98%	18.15%	2.07	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.13	%(e)	2.08%	2.05%	2.18%	2.30%	2.04	%(e)
Expenses, including expense reductions and expenses reimbursed	1.13	%(e)	2.08%	2.05%	2.17%	2.30%	2.04	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.13	%(e)	2.08%	2.06%	2.18%	2.30%	2.67	%(e)
Net investment income (loss)	.19	%(e)	1.02%	.36%	(.09)%	.22%	(.14	)%(e)
Supplemental Data:
Net assets, end of period (000)	$33,933		$39,604	$82,699	$51,040	$17,472	$2,937
Portfolio turnover rate	72.38	%(e)	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 12/15/2003 through 12/31/2003.

(g) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				12/15/2003(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$8.50		$18.00	$15.00	$12.24	$10.37	$10.00
Unrealized appreciation on investments							.15
Net asset value on SEC Effective Date							$10.15
Investment from operations:
Net investment income (loss)(b)	.02		.14	.06	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	(.05)		(8.07)	3.86	3.13	1.85	.23
Total from investment operations	(.03)		(7.93)	3.92	3.12	1.87	.22
Distributions to shareholders from:
Net investment income	(.11)		(.04)	– (c)	(.02)	–	–
Net realized gain	–		(1.53)	(.92)	(.34)	–	–
Total distributions	(.11)		(1.57)	(.92)	(.36)	–	–
Net asset value, end of period	$8.36		$8.50	$18.00	$15.00	$12.24	$10.37
Total Return(d)							1.50	%(e)(f)
Total Return(d)	(.29	)%(e)	(47.82)%	27.39%	25.98%	18.03%	2.17	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.13	%(e)	2.08%	2.06%	2.18%	2.30%	2.04	%(e)
Expenses, including expense reductions and expenses reimbursed	1.13	%(e)	2.08%	2.06%	2.17%	2.30%	2.04	%(e)
Expenses, excluding expense reductions and expenses reimbursed	1.13	%(e)	2.08%	2.06%	2.18%	2.30%	2.67	%(e)
Net investment income (loss)	.20	%(e)	1.01%	.37%	(.07)%	.19%	(.14	)%(e)
Supplemental Data:
Net assets, end of period (000)	$82,843		$95,496	$216,646	$138,424	$44,240	$9,291
Portfolio turnover rate	72.38	%(e)	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 12/15/2003 through 12/31/2003.

(g) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$18.34	$17.65
Investment operations:
Net investment income (loss)(b)	.12		.24	(.01)
Net realized and unrealized gain (loss)	(.12)		(8.19)	.70
Total from investment operations	–		(7.95)	.69
Distributions to shareholders from:
Net investment income	(.27)		(.18)	–
Net realized gain	–		(1.53)	–
Total distributions	(.27)		(1.71)	–
Net asset value, end of period	$8.41		$8.68	$18.34
Total Return(c)	.17	%(d)	(47.37)%	3.91	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68	%(d)	1.26%	.12	%(d)
Expenses, including expense reductions and expenses reimbursed	.68	%(d)	1.25%	.12	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)	1.26%	.12	%(d)
Net investment income (loss)	1.58	%(d)	2.02%	(.06	)%(d)
Supplemental Data:
Net assets, end of period (000)	$8,669		$1,869	$10
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				12/15/2003(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$8.77		$18.49	$15.33	$12.43	$10.45	$10.00
Unrealized appreciation on investments							.15
Net asset value on SEC Effective Date							$10.15
Investment operations:
Net investment income(b)	.06		.29	.25	.13	.12	.08
Net realized and unrealized gain (loss)	(.06)		(8.30)	3.93	3.19	1.89	.22
Total from investment operations	–		(8.01)	4.18	3.32	2.01	.30
Distributions to shareholders from:
Net investment income	(.27)		(.18)	(.10)	(.08)	(.03)	–
Net realized gain	–		(1.53)	(.92)	(.34)	–	–
Total distributions	(.27)		(1.71)	(1.02)	(.42)	(.03)	–
Net asset value, end of period	$8.50		$8.77	$18.49	$15.33	$12.43	$10.45
Total Return(c)							1.50	%(d)(e)
Total Return(c)	.23	%(d)	(47.30)%	28.67%	27.26%	19.23%	2.96	%(d)(f)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.63	%(d)	1.07%	1.05%	1.19%	1.30%	1.16	%(d)
Expenses, including expense reductions and expenses reimbursed	.63	%(d)	1.07%	1.05%	1.18%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.07%	1.06%	1.19%	1.30%	1.79	%(d)
Net investment income	.78	%(d)	2.05%	1.53%	.92%	1.01%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$132,255		$113,975	$259,354	$70,641	$11,952	$3,091
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%	134.00%	100.87%	142.16%

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31				12/15/2003(a) to
	(unaudited)		2008	2007	2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$8.63		$18.30	$15.22	$12.36	$10.41	$10.00
Unrealized appreciation on investments							.15
Net asset value on SEC Effective Date							$10.15
Investment operations:
Net investment income(b)	.04		.23	.15	.08	.07	.04
Net realized and unrealized gain (loss)	(.05)		(8.19)	3.91	3.16	1.88	.22
Total from investment operations	(.01)		(7.96)	4.06	3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.21)		(.18)	(.06)	(.03)	–	–
Net realized gain	–		(1.53)	(.92)	(.35)	–	–
Total distributions	(.21)		(1.71)	(.98)	(.38)	–	–
Net asset value, end of period	$8.41		$8.63	$18.30	$15.22	$12.36	$10.41
Total Return(c)							1.50	%(d)(e)
Total Return(c)	(.04	)%(d)	(47.56)%	28.07%	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.86	%(d)	1.52%	1.51%	1.63%	1.71%	1.55	%(d)†
Expenses, including expense reductions and expenses reimbursed	.86	%(d)	1.52%	1.51%	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses reimbursed	.86	%(d)	1.52%	1.51%	1.63%	1.71%	2.18	%(d)†
Net investment income	.50	%(d)	1.68%	.91%	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$1,137		$1,135	$192	$66	$16	$11
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%	134.00%	100.87%	142.16%

† The ratios have been determined on a fund basis.

(a) Commencement of investment operations was 12/15/2003, SEC effective date was 12/31/2003 and date shares first became available to the public was 1/2/2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.69		$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.07		.27	(.01)
Net realized and unrealized gain (loss)	(.05)		(8.21)	.69
Total from investment operations	.02		(7.94)	.68
Distributions to shareholders from:
Net investment income	(.26)		(.17)	–
Net realized gain	–		(1.53)	–
Total distributions	(.26)		(1.70)	–
Net asset value, end of period	$8.45		$8.69	$18.33
Total Return(c)	.29	%(d)	(47.24)%	3.85	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.53	%(d)	1.17%	.14	%(d)
Expenses, including expense reductions and expenses reimbursed	.53	%(d)	1.16%	.14	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.53	%(d)	1.17%	.14	%(d)
Net investment income (loss)	.83	%(d)	1.92%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$5		$5	$10
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.65		$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.04		.22	(.01)
Net realized and unrealized gain (loss)	(.06)		(8.20)	.69
Total from investment operations	(.02)		(7.98)	.68
Distributions to shareholders from:
Net investment income	(.25)		(.17)	–
Net realized gain	–		(1.53)	–
Total distributions	(.25)		(1.70)	–
Net asset value, end of period	$8.38		$8.65	$18.33
Total Return(c)	(.05	)%(d)	(47.55)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88	%(d)	1.62%	.14	%(d)
Expenses, including expense reductions and expenses reimbursed	.88	%(d)	1.62%	.14	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.88	%(d)	1.62%	.14	%(d)
Net investment income (loss)	.52	%(d)	1.79%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$609		$523	$10
Portfolio turnover rate	72.38	%(d)	125.37%	122.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29		$10.00
Investment operations:
Net investment income(b)	.13		.16
Net realized and unrealized loss	(.13)		(3.74)
Total from investment operations	–		(3.58)
Distributions to shareholders from:
Net investment income	(.10)		(.13)
Net asset value, end of period	$6.19		$6.29
Total Return(c)	.13	%(d)	(36.10	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.67	%(d)	.48	%(d)
Expenses, including expense reductions and expenses reimbursed	.67	%(d)	.48	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.88	%(d)	.68	%(d)
Net investment income	2.17	%(d)	1.98	%(d)
Supplemental Data:
Net assets, end of period (000)	$26,875		$9,075
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.28		$10.00
Investment operations:
Net investment income(b)	.10		.09
Net realized and unrealized loss	(.12)		(3.68)
Total from investment operations	(.02)		(3.59)
Distributions to shareholders from:
Net investment income	(.09)		(.13)
Net asset value, end of period	$6.17		$6.28
Total Return(c)	(.26	)%(d)	(36.22	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.98	%(d)	.68	%(d)
Expenses, including expense reductions and expenses reimbursed	.98	%(d)	.68	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.19	%(d)	1.44	%(d)
Net investment income	1.80	%(d)	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,158		$177
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29		$10.00
Investment operations:
Net investment income(b)	.13		.15
Net realized and unrealized loss	(.13)		(3.72)
Total from investment operations	–		(3.57)
Distributions to shareholders from:
Net investment income	(.10)		(.14)
Net asset value, end of period	$6.19		$6.29
Total Return(c)	.20	%(d)	(36.08	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.55	%(d)	.35	%(d)
Expenses, including expense reductions and expenses reimbursed	.55	%(d)	.35	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.76	%(d)	1.53	%(d)
Net investment income	2.33	%(d)	1.91	%(d)
Supplemental Data:
Net assets, end of period (000)	$64		$28
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.29		$10.00
Investment operations:
Net investment income(b)	.13		.19
Net realized and unrealized loss	(.11)		(3.76)
Total from investment operations	.02		(3.57)
Distributions to shareholders from:
Net investment income	(.11)		(.14)
Net asset value, end of period	$6.20		$6.29
Total Return(c)	.40	%(d)	(36.07	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	.36	%(d)
Expenses, including expense reductions and expenses reimbursed	.49	%(d)	.36	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.70	%(d)	.54	%(d)
Net investment income	2.26	%(d)	2.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$91,793		$83,413
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.30		$10.00
Investment operations:
Net investment income(b)	.14		.18
Net realized and unrealized loss	(.13)		(3.76)
Total from investment operations	.01		(3.58)
Distributions to shareholders from:
Net investment income	(.09)		(.12)
Net asset value, end of period	$6.22		$6.30
Total Return(c)	.31	%(d)	(36.08	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.38	%(d)	.50	%(d)
Expenses, including expense reductions and expenses reimbursed	.38	%(d)	.50	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.59	%(d)	2.87	%(d)
Net investment income	2.35	%(d)	2.07	%(d)
Supplemental Data:
Net assets, end of period (000)	$6		$6
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$6.30		$10.00
Investment operations:
Net investment income(b)	.14		.18
Net realized and unrealized loss	(.13)		(3.75)
Total from investment operations	.01		(3.57)
Distributions to shareholders from:
Net investment income	(.09)		(.13)
Net asset value, end of period	$6.22		$6.30
Total Return(c)	.35	%(d)	(36.06	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(d)	.46	%(d)
Expenses, including expense reductions and expenses reimbursed	.40	%(d)	.46	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.60	%(d)	2.84	%(d)
Net investment income	2.33	%(d)	2.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$6		$6
Portfolio turnover rate	73.88	%(d)	53.94	%(d)

(a) Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.29		$19.81	$15.72	$11.97	$9.61	$8.41
Investment operations:
Net investment income (loss)(a)	–	(b)	.09	.04	.05	(.01)	.02
Net realized and unrealized gain (loss)	.43		(10.36)	4.07	3.70	2.37	1.33
Total from investment operations	.43		(10.27)	4.11	3.75	2.36	1.35
Distributions to shareholders from:
Net investment income	(.05)		(.08)	(.02)	–	–	(.15)
Net realized gain	–		(2.17)	–	–	–	–
Total distributions	(.05)		(2.25)	(.02)	–	–	(.15)
Net asset value, end of period	$7.67		$7.29	$19.81	$15.72	$11.97	$9.61
Total Return(c)	6.04	%(d)	(57.81)%	26.14%	31.33%	24.56%	16.31%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(d)	1.60%	1.56%	1.60%	1.74%	1.83%
Expenses, excluding expense reductions	.95	%(d)	1.61%	1.56%	1.60%	1.74%	1.83%
Net investment income (loss)	.04	%(d)	.65%	.23%	.38%	(.11)%	.26%
Supplemental Data:
Net assets, end of period (000)	$64,604		$67,815	$200,909	$148,996	$89,402	$67,314
Portfolio turnover rate	60.40	%(d)	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$6.92		$18.96	$15.12	$11.59	$9.37	$8.20
Investment operations:
Net investment loss(a)	(.02)		– (b)	(.07)	(.04)	(.08)	(.04)
Net realized and unrealized gain (loss)	.41		(9.87)	3.91	3.57	2.30	1.30
Total from investment operations	.39		(9.87)	3.84	3.53	2.22	1.26
Distributions to shareholders from:
Net investment income	–		–	–	–	–	(.09)
Net realized gain	–		(2.17)	–	–	–	–
Total distributions	–		(2.17)	–	–	–	(.09)
Net asset value, end of period	$7.31		$6.92	$18.96	$15.12	$11.59	$9.37
Total Return(c)	5.78	%(d)	(58.10)%	25.40%	30.46%	23.69%	15.61%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.28	%(d)	2.25%	2.21%	2.24%	2.38%	2.48%
Expenses, excluding expense reductions	1.28	%(d)	2.26%	2.21%	2.24%	2.39%	2.48%
Net investment loss	(.29	)%(d)	(.01)%	(.43)%	(.30)%	(.76)%	(.39)%
Supplemental Data:
Net assets, end of period (000)	$13,040		$14,192	$43,231	$36,642	$27,115	$21,962
Portfolio turnover rate	60.40	%(d)	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$6.88		$18.86		$15.05	$11.54	$9.32	$8.19
Investment operations:
Net investment income (loss)(a)	(.02)		–	(b)	(.07)	(.04)	(.08)	(.04)
Net realized and unrealized gain (loss)	.41		(9.81)		3.88	3.55	2.30	1.30
Total from investment operations	.39		(9.81)		3.81	3.51	2.22	1.26
Distributions to shareholders from:
Net investment income	–		–		–	–	–	(.13)
Net realized gain	–		(2.17)		–	–	–	–
Total distributions	–		(2.17)		–	–	–	(.13)
Net asset value, end of period	$7.27		$6.88		$18.86	$15.05	$11.54	$9.32
Total Return(c)	5.67	%(d)	(58.09)%		25.32%	30.42%	23.82%	15.61%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.28	%(d)	2.25%		2.21%	2.24%	2.38%	2.48%
Expenses, excluding expense reductions	1.28	%(d)	2.26%		2.21%	2.25%	2.39%	2.48%
Net investment income (loss)	(.28	)%(d)	.00	%(e)	(.40)%	(.27)%	(.75)%	(.39)%
Supplemental Data:
Net assets, end of period (000)	$15,102		$15,297		$43,422	$30,673	$17,621	$12,766
Portfolio turnover rate	60.40	%(d)	130.51%		115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.28		$19.81	$18.82
Investment operations:
Net investment income(b)	.03		.09	.01
Net realized and unrealized gain (loss)	.40		(10.31)	.98
Total from investment operations	.43		(10.22)	.99
Distributions to shareholders from:
Net investment income	(.09)		(.14)	–
Net realized gain	–		(2.17)	–
Total distributions	(.09)		(2.31)	–
Net asset value, end of period	$7.62		$7.28	$19.81
Total Return(c)	6.15	%(d)	(57.70)%	5.26	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.82	%(d)	1.42%	.13	%(d)
Expenses, excluding expense reductions	.82	%(d)	1.43%	.13	%(d)
Net investment income	.42	%(d)	.84%	.03	%(d)
Supplemental Data:
Net assets, end of period (000)	$285		$121	$11
Portfolio turnover rate	60.40	%(d)	130.51%	115.79%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.48		$20.29	$16.08	$12.21	$9.77	$8.53
Investment operations:
Net investment income(a)	.02		.14	.12	.11	.02	.06
Net realized and unrealized gain (loss)	.44		(10.64)	4.15	3.76	2.43	1.34
Total from investment operations	.46		(10.50)	4.27	3.87	2.45	1.40
Distributions to shareholders from:
Net investment income	(.10)		(.14)	(.06)	–	(.01)	(.16)
Net realized gain	–		(2.17)	–	–	–	–
Total distributions	(.10)		(2.31)	(.06)	–	(.01)	(.16)
Net asset value, end of period	$7.84		$7.48	$20.29	$16.08	$12.21	$9.77
Total Return(b)	6.20	%(c)	(57.66)%	26.67%	31.70%	25.06%	16.73%
Ratio to Average Net Assets:
Expenses, including expense reductions	.78	%(c)	1.27%	1.20%	1.25%	1.38%	1.48%
Expenses, excluding expense reductions	.78	%(c)	1.27%	1.21%	1.25%	1.39%	1.48%
Net investment income	.22	%(c)	1.05%	.65%	.76%	.22%	.61%
Supplemental Data:
Net assets, end of period (000)	$116,618		$110,838	$164,086	$149,509	$67,574	$57,143
Portfolio turnover rate	60.40	%(c)	130.51%	115.79%	98.16%	78.65%	75.56%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$7.36		$20.00	$15.89	$12.11	$9.71	$8.47
Investment operations:
Net investment income (loss)(a)	–	(b)	.07	.02	.09	(.01)	.01
Net realized and unrealized gain (loss)	.44		(10.46)	4.12	3.69	2.41	1.35
Total from investment operations	.44		(10.39)	4.14	3.78	2.40	1.36
Distributions to shareholders from:
Net investment income	(.01)		(.08)	(.03)	–	–	(.12)
Net realized gain	–		(2.17)	–	–	–	–
Total distributions	(.01)		(2.25)	(.03)	–	–	(.12)
Net asset value, end of period	$7.79		$7.36	$20.00	$15.89	$12.11	$9.71
Total Return(c)	6.06	%(d)	(57.86)%	26.10%	31.21%	24.72%	16.37%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(d)	1.70%	1.65%	1.74%	1.69%	1.93%†
Expenses, excluding expense reductions	1.01	%(d)	1.71%	1.65%	1.74%	1.69%	1.93%†
Net investment income (loss)	(.03	)%(d)	.55%	.11%	.62%	(.06)%	.16%†
Supplemental Data:
Net assets, end of period (000)	$566		$834	$1,826	$1,489	$3	$1
Portfolio turnover rate	60.40	%(d)	130.51%	115.79%	98.16%	78.65%	75.56%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.24		$19.80	$18.82
Investment operations:
Net investment income (loss)(b)	–	(c)	.06	–	(c)
Net realized and unrealized gain (loss)	.43		(10.32)	.98
Total from investment operations	.43		(10.26)	.98
Distributions to shareholders from:
Net investment income	(.03)		(.13)	–
Net realized gain	–		(2.17)	–
Total distributions	(.03)		(2.30)	–
Net asset value, end of period	$7.64		$7.24	$19.80
Total Return(d)	6.05	%(e)	(57.93)%	5.21	%(e)
Ratio to Average Net Assets:
Expenses, including expense reductions	1.07	%(e)	1.84%	.16	%(e)
Expenses, excluding expense reductions	1.07	%(e)	1.84%	.16	%(e)
Net investment income (loss)	(.06	)%(e)	.51%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$36		$31	$11
Portfolio turnover rate	60.40	%(e)	130.51%	115.79	%(e)

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.27		$19.81	$18.82
Investment operations:
Net investment income(b)	.01		.10	–	(c)
Net realized and unrealized gain (loss)	.41		(10.34)	.99
Total from investment operations	.42		(10.24)	.99
Distributions to shareholders from:
Net investment income	(.09)		(.13)	–
Net realized gain	–		(2.17)	–
Total distributions	(.09)		(2.30)	–
Net asset value, end of period	$7.60		$7.27	$19.81
Total Return(d)	5.93	%(e)	(57.77)%	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01	%(e)	1.52%	.15	%(e)
Expenses, excluding expense reductions	1.01	%(e)	1.52%	.15	%(e)
Net investment income	.16	%(e)	.81%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$108		$22	$11
Portfolio turnover rate	60.40	%(e)	130.51%	115.79%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.48		$15.47	$14.19	$12.38	$11.80	$10.73
Investment operations:
Net investment income(a)	.06		.14	.19	.17	.14	.09
Net realized and unrealized gain (loss)	(1.12)		(4.92)	1.58	2.05	.71	1.05
Total from investment operations	(1.06)		(4.78)	1.77	2.22	.85	1.14
Distributions to shareholders from:
Net investment income	(.14)		(.20)	(.17)	(.12)	(.11)	(.07)
Net realized gain	—		(2.01)	(.32)	(.29)	(.16)	—
Total distributions	(.14)		(2.21)	(.49)	(.41)	(.27)	(.07)
Net asset value, end of period	$7.28		$8.48	$15.47	$14.19	$12.38	$11.80
Total Return(b)	(12.26	)%(c)	(35.16)%	12.95%	18.40%	7.23%	10.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(c)	.95%	.95%	.95%	.95%	.95%
Expenses, including expense reductions and expenses reimbursed	.49	%(c)	.95%	.95%	.95%	.95%	.95%
Expenses, excluding expense reductions and expenses reimbursed	.61	%(c)	1.25%	1.16%	1.28%	1.50%	2.59%
Net investment income	.85	%(c)	1.24%	1.30%	1.26%	1.14%	.75%
Supplemental Data:
Net assets, end of period (000)	$23,127		$21,010	$28,538	$20,994	$13,763	$10,102
Portfolio turnover rate	49.39	%(c)	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Six Months Ended 4/302009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.30		$15.18	$13.96	$12.19	$11.67	$10.68
Investment operations:
Net investment income(a)	.04		.07	.09	.08	.06	.01
Net realized and unrealized gain (loss)	(1.09)		(4.83)	1.56	2.03	.69	1.05
Total from investment operations	(1.05)		(4.76)	1.65	2.11	.75	1.06
Distributions to shareholders from:
Net investment income	(.07)		(.11)	(.11)	(.04)	(.07)	(.07)
Net realized gain	—		(2.01)	(.32)	(.30)	(.16)	—
Total distributions	(.07)		(2.12)	(.43)	(.34)	(.23)	(.07)
Net asset value, end of period	$7.18		$8.30	$15.18	$13.96	$12.19	$11.67
Total Return(b)	(12.53	)%(c)	(35.60)%	12.23%	17.65%	6.49%	10.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, including expense reductions and expenses reimbursed	.80	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions and expenses reimbursed	.93	%(c)	1.90%	1.81%	1.93%	2.11%	3.24%
Net investment income	.55	%(c)	.59%	.65%	.60%	.49%	.10%
Supplemental Data:
Net assets, end of period (000)	$2,428		$2,549	$4,005	$3,109	$1,749	$1,445
Portfolio turnover rate	49.39	%(c)	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.30		$15.19	$13.95	$12.20	$11.69	$10.69
Investment operations:
Net investment income(a)	.04		.06	.09	.08	.06	.01
Net realized and unrealized gain (loss)	(1.07)		(4.83)	1.57	2.02	.70	1.06
Total from investment operations	(1.03)		(4.77)	1.66	2.10	.76	1.07
Distributions to shareholders from:
Net investment income	(.08)		(.11)	(.10)	(.05)	(.09)	(.07)
Net realized gain	—		(2.01)	(.32)	(.30)	(.16)	—
Total distributions	(.08)		(2.12)	(.42)	(.35)	(.25)	(.07)
Net asset value, end of period	$7.19		$8.30	$15.19	$13.95	$12.20	$11.69
Total Return(b)	(12.31	)%(c)	(35.64)%	12.29%	17.58%	6.50%	10.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.81	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, including expense reductions and expenses reimbursed	.81	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions and expenses reimbursed	.93	%(c)	1.90%	1.81%	1.93%	2.18%	3.24%
Net investment income	.53	%(c)	.58%	.65%	.61%	.46%	.10%
Supplemental Data:
Net assets, end of period (000)	$4,681		$4,266	$6,643	$4,753	$3,155	$1,490
Portfolio turnover rate	49.39	%(c)	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.47		$15.47	$15.32
Investment operations:
Net investment income(b)	.03		.17	.02
Net realized and unrealized gain (loss)	(1.09)		(4.91)	.13
Total from investment operations	(1.06)		(4.74)	.15
Distributions to shareholders from:
Net investment income	(.17)		(.25)	—
Net realized gain	—		(2.01)	—
Total distributions	(.17)		(2.26)	—
Net asset value, end of period	$7.24		$8.47	$15.47
Total Return(c)	(12.12	)%(d)	(35.00)%	.98	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.50	%(d)	.68%	.06	%(d)
Expenses, including expense reductions and expenses reimbursed	.50	%(d)	.68%	.06	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.53	%(d)	.98%	.07	%(d)
Net investment income	.50	%(d)	1.64%	.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$308		$27	$10
Portfolio turnover rate	49.39	%(d)	126.70%	109.22%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.54		$15.58	$14.27	$12.44	$11.85	$10.75
Investment operations:
Net investment income(a)	.07		.18	.24	.21	.17	.13
Net realized and unrealized gain (loss)	(1.13)		(4.96)	1.60	2.07	.72	1.05
Total from investment operations	(1.06)		(4.78)	1.84	2.28	.89	1.18
Distributions to shareholders from:
Net investment income	(.17)		(.25)	(.21)	(.15)	(.14)	(.08)
Net realized gain	—		(2.01)	(.32)	(.30)	(.16)	—
Total distributions	(.17)		(2.26)	(.53)	(.45)	(.30)	(.08)
Net asset value, end of period	$7.31		$8.54	$15.58	$14.27	$12.44	$11.85
Total Return(b)	(12.08	)%(c)	(34.99)%	13.40%	18.83%	7.58%	11.09%
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.31	%(c)	.60%	.60%	.60%	.60%	.60%
Expenses, including expense reductions and expenses reimbursed	.31	%(c)	.60%	.60%	.60%	.60%	.60%
Expenses, excluding expense reductions and expenses reimbursed	.44	%(c)	.90%	.81%	.93%	1.18%	2.24%
Net investment income	1.05	%(c)	1.62%	1.67%	1.61%	1.37%	1.10%
Supplemental Data:
Net assets, end of period (000)	$14,621		$17,199	$22,423	$30,156	$19,576	$2,043
Portfolio turnover rate	49.39	%(c)	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.50		$15.49	$14.19	$12.38	$11.80	$10.73
Investment operations:
Net investment income(a)	.06		.13	.18	.15	.13	.07
Net realized and unrealized gain (loss)	(1.13)		(4.92)	1.59	2.05	.70	1.07
Total from investment operations	(1.07)		(4.79)	1.77	2.20	.83	1.14
Distributions to shareholders from:
Net investment income	(.13)		(.19)	(.15)	(.10)	(.09)	(.07)
Net realized gain	—		(2.01)	(.32)	(.29)	(.16)	—
Total distributions	(.13)		(2.20)	(.47)	(.39)	(.25)	(.07)
Net asset value, end of period	$7.30		$8.50	$15.49	$14.19	$12.38	$11.80
Total Return(b)	(12.29	)%(c)	(35.20)%	12.92%	18.23%	7.07%	10.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.53	%(c)	1.03%	1.04%	1.05%	1.05%	1.05%
Expenses, including expense reductions and expenses reimbursed	.53	%(c)	1.03%	1.04%	1.05%	1.05%	1.05%
Expenses, excluding expense reductions and expenses reimbursed	.65	%(c)	1.34%	1.26%	1.38%	1.52%	2.69%
Net investment income	.87	%(c)	1.16%	1.21%	1.17%	1.06%	.65%
Supplemental Data:
Net assets, end of period (000)	$10		$11	$17	$15	$13	$12
Portfolio turnover rate	49.39	%(c)	126.70%	109.22%	42.16%	54.12%	30.53%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31		12/20/2005(a) to
	(unaudited)		2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$9.91		$14.31	$12.43	$10.00
Investment operations:
Net investment income (loss)(b)	–	(c)	.04	.03	.01
Net realized and unrealized gain (loss)	.06		(3.92)	2.23	2.42
Total from investment operations	.06		(3.88)	2.26	2.43
Distributions to shareholders from:
Net investment income	(.02)		(.01)	– (c)	–
Net realized gain	–		(.51)	(.38)	–
Total distributions	(.02)		(.52)	(.38)	–
Net asset value, end of period	$9.95		$9.91	$14.31	$12.43
Total Return(d)	.72	%(e)	(28.01)%	18.70%	24.30	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.67	%(e)	1.34%	1.30%	1.11	%(e)
Expenses, including expense reductions and expenses reimbursed	.67	%(e)	1.33%	1.30%	1.11	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.75	%(e)	1.44%	1.45%	1.73	%(f)
Net investment income (loss)	(.02	)%(e)	.33%	.19%	.14	%(f)
Supplemental Data:
Net assets, end of period (000)	$146,402		$117,992	$145,765	$59,245
Portfolio turnover rate	37.97	%(e)	83.92%	100.58%	296.82	%(e)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2009		Year Ended 10/31		12/20/2005(a) to
	(unaudited)		2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$9.74		$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.03)		(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	.06		(3.85)	2.21	2.43
Total from investment operations	.03		(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	–		(.51)	(.38)	–
Net asset value, end of period	$9.77		$9.74	$14.14	$12.37
Total Return(c)	.31	%(d)	(28.40)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.99	%(d)	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses reimbursed	.99	%(d)	1.99%	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.07	%(d)	2.09%	2.09%	2.30	%(e)
Net investment loss	(.34	)%(d)	(.32)%	(.47)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$14,967		$14,239	$14,681	$5,440
Portfolio turnover rate	37.97	%(d)	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2009		Year Ended 10/31		12/20/2005(a) to
	(unaudited)		2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$9.74		$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.03)		(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	.05		(3.85)	2.21	2.43
Total from investment operations	.02		(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	–		(.51)	(.38)	–
Net asset value, end of period	$9.76		$9.74	$14.14	$12.37
Total Return(c)	.31	%(d)	(28.47)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.99	%(d)	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions and expenses reimbursed	.99	%(d)	1.98%	1.94%	1.67	%(d)
Expenses, excluding expense reductions and expenses reimbursed	1.07	%(d)	2.09%	2.10%	2.29	%(e)
Net investment loss	(.34	)%(d)	(.33)%	(.48)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$55,130		$48,837	$59,609	$14,850
Portfolio turnover rate	37.97	%(d)	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.91		$14.31	$14.21
Investment operations:
Net investment income(b)	–	(c)	.06	–	(c)
Net realized and unrealized gain (loss)	.06		(3.91)	.10
Total from investment operations	.06		(3.85)	.10
Distributions to shareholders from:
Net investment income	(.05)		(.04)	–
Net realized gain	–		(.51)	–
Total distributions	(.05)		(.55)	–
Net asset value, end of period	$9.92		$9.91	$14.31
Total Return(d)	.76	%(e)	(27.81)%	.70	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.54	%(e)	1.09%	.10	%(e)
Expenses, including expense reductions and expenses reimbursed	.54	%(e)	1.09%	.10	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.62	%(e)	1.21%	.14	%(e)
Net investment income	.02	%(e)	.50%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$30,192		$4,157	$10
Portfolio turnover rate	37.97	%(e)	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31		12/20/2005(a) to
	(unaudited)		2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$9.98		$14.39	$12.47	$10.00
Investment operations:
Net investment income(b)	.01		.08	.06	.05
Net realized and unrealized gain (loss)	.06		(3.93)	2.26	2.42
Total from investment operations	.07		(3.85)	2.32	2.47
Distributions to shareholders from:
Net investment income	(.06)		(.05)	(.02)	–
Net realized gain	–		(.51)	(.38)	–
Total distributions	(.06)		(.56)	(.40)	–
Net asset value, end of period	$9.99		$9.98	$14.39	$12.47
Total Return(c)	.90	%(d)	(27.77)%	19.11%	24.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	.99%	.94%	.81	%(d)
Expenses, including expense reductions and expenses reimbursed	.49	%(d)	.98%	.94%	.81	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.58	%(d)	1.08%	1.15%	1.53	%(e)
Net investment income	.16	%(d)	.67%	.46%	.53	%(e)
Supplemental Data:
Net assets, end of period (000)	$75,771		$74,335	$55,045	$3,345
Portfolio turnover rate	37.97	%(d)	83.92%	100.58%	296.82	%(d)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2009		Year Ended 10/31		12/20/2005(a) to
	(unaudited)		2008	2007	10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$9.88		$14.28	$12.42	$10.00
Investment operations:
Net investment income (loss)(b)	(.01)		.03	– (c)	.02
Net realized and unrealized gain (loss)	.07		(3.91)	2.24	2.40
Total from investment operations	.06		(3.88)	2.24	2.42
Distributions to shareholders from:
Net investment income	–		(.01)	–	–
Net realized gain	–		(.51)	(.38)	–
Total distributions	–		(.52)	(.38)	–
Net asset value, end of period	$9.94		$9.88	$14.28	$12.42
Total Return(d)	.61	%(e)	(28.04)%	18.54%	24.20	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72	%(e)	1.44%	1.39%	1.20	%(e)
Expenses, including expense reductions and expenses reimbursed	.72	%(e)	1.43%	1.39%	1.20	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.80	%(e)	1.53%	1.57%	3.09	%(f)
Net investment income (loss)	(.07	)%(e)	.23%	.01%	.27	%(f)
Supplemental Data:
Net assets, end of period (000)	$2,813		$2,905	$4,795	$12
Portfolio turnover rate	37.97	%(e)	83.92%	100.58%	296.82	%(e)

(a) Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.87		$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	(.02)		.01	–	(c)
Net realized and unrealized gain (loss)	.07		(3.90)	.09
Total from investment operations	.05		(3.89)	.09
Distributions to shareholders from:
Net investment income	–		(.03)	–
Net realized gain	–		(.51)	–
Total distributions	–		(.54)	–
Net asset value, end of period	$9.92		$9.87	$14.30
Total Return(d)	.51	%(e)	(28.14)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.78	%(e)	1.58%	.12	%(e)
Expenses, including expense reductions and expenses reimbursed	.78	%(e)	1.58%	.12	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.86	%(e)	1.66%	.16	%(e)
Net investment income (loss)	(.21	)%(e)	.11%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$187		$33	$10
Portfolio turnover rate	37.97	%(e)	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2009 (unaudited)		Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$9.87		$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	(.01)		.02	–	(c)
Net realized and unrealized gain (loss)	.07		(3.90)	.09
Total from investment operations	.06		(3.88)	.09
Distributions to shareholders from:
Net investment income	(.02)		(.04)	–
Net realized gain	–		(.51)	–
Total distributions	(.02)		(.55)	–
Net asset value, end of period	$9.91		$9.87	$14.30
Total Return(d)	.63	%(e)	(28.08)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.74	%(e)	1.49%	.12	%(e)
Expenses, including expense reductions and expenses reimbursed	.74	%(e)	1.48%	.12	%(e)
Expenses, excluding expense reductions and expenses reimbursed	.82	%(e)	1.58%	.16	%(e)
Net investment income (loss)	(.10	)%(e)	.19%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$2,494		$1,814	$10
Portfolio turnover rate	37.97	%(e)	83.92%	100.58%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Dividend Income Fund ("International Dividend Income Fund"), Class A, B, C, F, I, R2 and R3 shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund ("Large Cap Value Fund"), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares, International Dividend Income Fund has not issued Class B shares and Large Cap Value Fund has not issued Class R2 and R3 shares. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' Prospectuses.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Each of International Dividend Income Fund's and Large-Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of

Notes to Financial Statements (unaudited)(continued)

trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC ("NYSE"). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended October 31, 2005 through October 31, 2008. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in the Net change in unrealized depreciation on investment and translation of assets and liabilities denominated in foreign currencies on

Notes to Financial Statements (unaudited)(continued)

each Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments and foreign currency related transactions on each Fund's Statement of Operations.

(h)  Commitments–At April 30, 2009, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had entered into foreign exchange contracts in which they had agreed to purchase and sell various foreign currencies. The approximate value of the foreign exchange contracts were as follows:

	Purchases	Sales
International Core Equity Fund	$4,381,638	$12,798,294
International Dividend Income Fund	398,424	2,306,144
International Opportunities Fund	2,144,418	-

(i)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(j)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each

Notes to Financial Statements (unaudited)(continued)

Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing each Fund's investments carried at value:

	All Value Fund	Alpha Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$2,181,792,202	$418,927,628
Total	$2,181,792,202	$418,927,628
	International Core Equity Fund	International Dividend Income Fund
Valuation Inputs Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 – Quoted Prices $714,762,675	$(3,391,382)	$119,040,205
Level 2 – Other Significant Observable Inputs -	-	492,812
Total $714,762,675	$(3,391,382)	$119,533,017

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund	Large Cap Value Fund
Valuation Inputs Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 – Quoted Prices $215,891,621	$624,131	$45,599,239
Total $215,891,621	$624,131	$45,599,239

Value Opportunities Fund
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$329,161,515
Total	$329,161,515

* Other Financial Instruments include forward foreign currency contracts.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rates:

	Management Fee		Contractual Waiver
All Value Fund	.55	%(1)	-
Alpha Strategy Fund	.10%		.10	%(2)
International Core Equity Fund	.75	%(3)	-
International Dividend Income Fund	.75	%(3)	-
International Opportunities Fund	.75	%(3)	-
Large Cap Value Fund	.40	%(4)	-
Value Opportunities Fund	.75	%(3)	-

(1) The management fee for All Value Fund is based on the Fund's average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(2) For the period March 1, 2009 through February 28, 2010, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4) The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Alpha Strategy Fund to the extent necessary so that each class' total annual

Notes to Financial Statements (unaudited)(continued)

operating expenses do not exceed the rates below. Effective March 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
F	1.35%
I	1.25%
P	1.70%
R2	1.85%
R3	1.75%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

For the period November 1, 2008 through February 28, 2010, Lord Abbett has contractually agreed to reimburse the International Dividend Income Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
R2	1.60%
R3	1.50%

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
F	.70%
I	.60%
P	1.05%
R2	1.20%
R3	1.10%

Effective March 1, 2009, Lord Abbett discontinued the contractual reimbursements for all classes of the Fund.

For the period November 1, 2008 through February 28, 2009, Lord Abbett contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective March 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Notes to Financial Statements (unaudited)(continued)

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc.; Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund; and Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund, Lord Abbett Micro Cap Growth Fund, Lord Abbett Micro Cap Value Fund and Lord Abbett Value Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations and Receivables from affiliates on each Fund's Statement of Assets and Liabilities.

In addition, All Value Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

As of April 30, 2009, the percentages of All Value Fund's, International Core Equity Fund's, International Dividend Income Fund's, International Opportunities Fund's and Value Opportunities Fund's outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	All Value Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	-	-	-	38.79%	12.52%
Balanced Strategy Fund	-	8.66%	39.97%	-	-
Diversified Equity Strategy Fund	0.41%	1.53%	-	3.42%	2.73%
Diversified Income Strategy Fund	-	-	4.27%	-	-
Global Allocation Fund	0.24%	0.49%	18.21%	3.37%	-
Growth & Income Strategy Fund	1.45%	6.90%	13.28%	7.46%	4.98%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

Notes to Financial Statements (unaudited)(continued)

and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B(1)	Class C	Class F	Class P(2)	Class R2(3)	Class R3(3)
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) International Dividend Income Fund has not issued Class B shares.

(2) All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund only.

(3) Large Cap Value Fund has not issued Class R2 and R3 shares.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2009:

	Distributor Commissions	Dealers' Concessions
All Value Fund	$408,616	$2,267,533
Alpha Strategy Fund	70,721	397,657
International Core Equity Fund	147,808	794,649
International Dividend Income Fund	21,996	117,058
International Opportunities Fund	14,676	79,616
Large Cap Value Fund	10,340	55,777
Value Opportunities Fund	54,113	312,000

Distributor received the following amount of CDSCs for the six months ended April 30, 2009:

	Class A	Class C
All Value Fund	$17,131	$13,409
Alpha Strategy Fund	1,454	17,907
International Core Equity Fund	31,498	2,990
International Dividend Income Fund	-	-
International Opportunities Fund	742	476
Large Cap Value Fund	2	23
Value Opportunities Fund	1,036	4,479

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund, semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting

Notes to Financial Statements (unaudited)(continued)

principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

	All Value Fund		Alpha Strategy Fund
	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$11,805,453	$29,483,171	$601,179	$22,386,509
Net long-term capital gains	-	218,716,341	31,893,333	21,474,902
Total distributions paid	$11,805,453	$248,199,512	$32,494,512	$43,861,411
	International Core Equity Fund		International Dividend Income Fund
	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$18,469,799	$137,636,390	$1,850,081	$1,817,702
Return of capital	-	-	-	142,545
Net long-term capital gains	-	15,190,172	-	-
Total distributions paid	$18,469,799	$152,826,562	$1,850,081	$1,960,247
	International Opportunities Fund		Large Cap Value Fund
	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$1,905,204	$4,675,178	$774,794	$1,641,537
Net long-term capital gains	-	46,461,279	-	6,897,480
Total distributions paid	$1,905,204	$51,136,457	$774,794	$8,539,017

	Value Opportunities Fund
	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$669,133	$10,375,317
Net long-term capital gains	-	362,807
Total distributions paid	$669,133	$10,738,124

Notes to Financial Statements (unaudited)(continued)

As of October 31, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
All Value Fund	$31,730,846	$31,730,846
International Core Equity Fund	176,974,698	176,974,698
International Dividend Income Fund	15,359,509	15,359,509
International Opportunities Fund	69,722,729	69,722,729
Large Cap Value Fund	5,849,092	5,849,092
Value Opportunities Fund	25,015,914	25,015,914

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,437,103,399	$611,053,781	$812,724,244
Gross unrealized gain	115,765,704	-	56,581,460
Gross unrealized loss	(371,076,901)	(192,126,153)	(154,543,029)
Net unrealized security loss	$(255,311,197)	$(192,126,153)	$(97,961,569)
	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$124,573,869	$258,345,316	$51,628,323
Gross unrealized gain	9,683,106	13,446,900	2,604,852
Gross unrealized loss	(14,723,958)	(55,900,595)	(8,633,936)
Net unrealized security loss	$(5,040,852)	$(42,453,695)	$(6,029,084)

Value Opportunities Fund
Tax cost	$350,388,522
Gross unrealized gain	25,349,897
Gross unrealized loss	(46,576,904)
Net unrealized security loss	$(21,227,007)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2009 were as follows:

	Purchases	Sales
All Value Fund	$909,111,949	$885,529,554
Alpha Strategy Fund	18,843,063	29,968,732
International Core Equity Fund	497,306,171	521,653,303
International Dividend Income Fund	98,902,028	70,706,083
International Opportunities Fund	113,444,843	110,417,524
Large Cap Value Fund	25,292,653	20,294,074
Value Opportunities Fund	151,159,003	96,967,560

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2009.

Notes to Financial Statements (unaudited)(continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

All Value Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available to the Funds under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating Fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company

Notes to Financial Statements (unaudited)(continued)

which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers during the period ended April 30, 2009:

Affiliated Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2009	Value at 4/30/2009	Net Realized Gain (Loss) 11/1/2009 to 4/30/2009	Dividend Income 11/1/2009 to 4/30/2009
Lord Abbett Developing Growth Fund – Class I	7,012,452	647,469	(960,539)	6,699,382	$84,278,222	$(4,874,645)	$-
Lord Abbett Securities Trust – International Opportunities Fund – Class I	11,096,080	602,279	(1,111,985)	10,586,374	82,997,169	(7,803,479)	1,054,224
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	4,545,186	398,165	(615,758)	4,327,593	42,020,925	(4,104,049)	-
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	2,538,118	88,330	(17,810)	2,608,638	41,972,992	(246,584)	-
Lord Abbett Blend Trust – Small-Cap Blend Fund – Class I	3,695,378	146,119	(93,417)	3,748,080	41,866,051	(757,544)	-
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	4,101,950	153,245	(184,838)	4,070,357	84,093,573	721,396	535,406
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4,388,245	30,244	(276,529)	4,141,960	41,378,179	(1,573,740)	246,492
					$418,607,111	$(18,638,645)	$1,836,122

11. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

Notes to Financial Statements (unaudited)(continued)

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. The International Core Equity Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transactions greater costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. The International Dividend Income Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity. The International Opportunities Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

ALL VALUE FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,414,908	$253,997,720	33,955,750	$384,056,521
Converted from Class B*	685,358	5,464,535	527,913	5,979,951
Reinvestment of distributions	1,370,280	10,208,398	13,985,343	168,103,818
Shares reacquired	(35,677,084)	(280,138,847)	(51,160,589)	(547,823,282)
Increase (decrease)	(2,206,538)	$(10,468,194)	(2,691,583)	$10,317,008
Class B Shares
Shares sold	1,807,138	$14,159,064	2,507,015	$27,234,069
Reinvestment of distributions	-	-	1,441,864	16,710,966
Shares reacquired	(2,920,152)	(22,268,611)	(4,755,729)	(51,215,447)
Converted to Class A*	(708,497)	(5,464,535)	(549,254)	(5,979,951)
Decrease	(1,821,511)	$(13,574,082)	(1,356,104)	$(13,250,363)
Class C Shares
Shares sold	7,346,012	$57,445,285	9,787,600	$106,365,110
Reinvestment of distributions	-	-	2,848,051	32,867,556
Shares reacquired	(7,433,445)	(56,449,317)	(11,810,732)	(126,124,050)
Increase (decrease)	(87,433)	$995,968	824,919	$13,108,616
Class F Shares
Shares sold	4,589,113	$32,911,331	1,199,999	$13,767,219
Reinvestment of distributions	10,116	74,957	65	777
Shares reacquired	(370,585)	(2,953,358)	(184,027)	(1,794,302)
Increase	4,228,644	$30,032,930	1,016,037	$11,973,694
Class I Shares
Shares sold	1,576,595	$12,856,690	1,914,899	$22,477,598
Reinvestment of distributions	85,145	636,029	349,412	4,217,399
Shares reacquired	(329,917)	(2,643,030)	(51,910)	(564,486)
Increase	1,331,823	$10,849,689	2,212,401	$26,130,511
Class P Shares
Shares sold	480,436	$3,817,987	956,857	$10,720,787
Reinvestment of distributions	19,795	146,090	301,128	3,580,406
Shares reacquired	(400,865)	(3,221,343)	(2,024,675)	(22,873,615)
Increase (decrease)	99,366	$742,734	(766,690)	$(8,572,422)
Class R2 Shares
Shares sold	15,864	$120,350	49,447	$511,903
Reinvestment of distributions	39	286	64	765
Shares reacquired	(1,429)	(9,856)	(14,061)	(142,304)
Increase	14,474	$110,780	35,450	$370,364
Class R3 Shares
Shares sold	885,959	$7,047,639	1,874,780	$20,629,489
Reinvestment of distributions	12,467	92,509	64	767
Shares reacquired	(452,300)	(3,749,355)	(253,786)	(2,705,060)
Increase	446,126	$3,390,793	1,621,058	$17,925,196

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

ALPHA STRATEGY FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,489,498	$45,703,792	8,988,358	$204,341,792
Converted from Class B*	103,929	1,309,790	219,865	4,840,112
Reinvestment of distributions	1,321,512	17,034,285	938,987	23,700,040
Shares reacquired	(5,011,681)	(62,052,125)	(5,043,740)	(106,371,679)
Increase (decrease)	(96,742)	$1,995,742	5,103,470	$126,510,265
Class B Shares
Shares sold	220,549	$2,788,199	650,273	$14,389,021
Reinvestment of distributions	162,722	2,007,993	153,584	3,739,773
Shares reacquired	(336,240)	(4,127,943)	(562,271)	(11,862,745)
Converted to Class A*	(108,709)	(1,309,790)	(228,529)	(4,840,112)
Increase (decrease)	(61,678)	$(641,541)	13,057	$1,425,937
Class C Shares
Shares sold	1,469,387	$18,353,920	4,479,390	$98,051,930
Reinvestment of distributions	561,079	6,873,179	375,199	9,076,051
Shares reacquired	(1,530,741)	(18,770,375)	(1,824,657)	(37,074,457)
Increase	499,725	$6,456,724	3,029,932	$70,053,524
Class F Shares
Shares sold	1,370,190	$15,171,032	478,414	$10,692,426
Reinvestment of distributions	37,363	480,117	33	837
Shares reacquired	(328,681)	(4,080,172)	(39,431)	(732,148)
Increase	1,078,872	$11,570,977	439,016	$9,961,115
Class I Shares
Shares sold	106,943	$1,414,341	488,148	$10,742,537
Reinvestment of distributions	53,659	693,275	7,041	178,279
Shares reacquired	(88,145)	(1,171,153)	(28,201)	(631,830)
Increase	72,457	$936,463	466,988	$10,288,986
Class R2 Shares
Shares sold	33,107	$423,722	49,064	$1,079,640
Reinvestment of distributions	78	998	33	825
Shares reacquired	(3,529)	(43,976)	(13,122)	(238,007)
Increase	29,656	$380,744	35,975	$842,458
Class R3 Shares
Shares sold	171,766	$2,281,499	304,689	$6,531,861
Reinvestment of distributions	10,919	139,986	34	862
Shares reacquired	(99,788)	(1,302,845)	(50,784)	(1,029,325)
Increase	82,897	$1,118,640	253,939	$5,503,398

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,535,472	$51,822,662	13,630,730	$197,559,218
Converted from Class B*	74,947	583,825	83,289	1,140,720
Reinvestment of distributions	1,435,492	12,345,291	6,280,951	95,156,404
Shares reacquired	(15,110,305)	(116,907,510)	(18,248,751)	(230,284,525)
Increase (decrease)	(7,064,394)	$(52,155,732)	1,746,219	$63,571,817
Class B Shares
Shares sold	373,803	$2,938,095	1,123,303	$15,990,444
Reinvestment of distributions	54,864	466,893	426,117	6,357,988
Shares reacquired	(945,550)	(7,312,919)	(1,399,645)	(17,621,966)
Converted to Class A*	(75,891)	(583,825)	(84,790)	(1,140,720)
Increase (decrease)	(592,774)	$(4,491,756)	64,985	$3,585,746
Class C Shares
Shares sold	958,764	$7,586,990	2,816,309	$40,040,252
Reinvestment of distributions	106,503	907,401	960,413	14,339,002
Shares reacquired	(2,384,492)	(18,589,013)	(4,581,185)	(57,677,352)
Decrease	(1,319,225)	$(10,094,622)	(804,463)	$(3,298,098)
Class F Shares
Shares sold	969,157	$6,774,104	239,513	$3,311,379
Reinvestment of distributions	5,971	51,055	64	969
Shares reacquired	(159,773)	(1,248,919)	(24,680)	(267,458)
Increase	815,355	$5,576,240	214,897	$3,044,890
Class I Shares
Shares sold	2,332,341	$17,798,451	3,498,123	$50,290,975
Reinvestment of distributions	429,595	3,707,412	1,655,006	25,238,835
Shares reacquired	(202,953)	(1,514,885)	(6,175,522)	(86,559,276)
Increase (decrease)	2,558,983	$19,990,978	(1,022,393)	$(11,029,466)
Class P Shares
Shares sold	29,715	$235,074	212,684	$3,447,362
Reinvestment of distributions	1,231	10,525	1,396	21,042
Shares reacquired	(27,221)	(205,785)	(92,961)	(1,268,126)
Increase	3,725	$39,814	121,119	$2,200,278
Class R2 Shares
Shares sold	1.260	$10	-	$-
Reinvestment of distributions	19.026	163	63.921	965
Shares reacquired	-	-	-	-
Increase	20.286	$173	63.921	$965
Class R3 Shares
Shares sold	19,905	$162,596	82,290	$1,086,165
Reinvestment of distributions	1,950	16,631	64	966
Shares reacquired	(9,701)	(77,589)	(22,482)	(278,692)
Increase	12,154	$101,638	59,872	$808,439

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Six Months Ended April 30, 2009 (unaudited)		Period Ended October 31, 2008#
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,582,879	$19,739,402	1,598,558	$13,679,823
Reinvestment of distributions	52,122	291,481	12,526	106,226
Shares reacquired	(735,662)	(4,149,627)	(168,058)	(1,248,254)
Increase	2,899,339	$15,881,256	1,443,026	$12,537,795
Class C Shares
Shares sold	173,023	$1,027,616	28,159	$193,766
Reinvestment of distributions	1,147	6,358	104	881
Shares reacquired	(14,817)	(85,701)	-	-
Increase	159,353	$948,273	28,263	$194,647
Class F Shares
Shares sold	5,716	$31,630	4,376	$40,015
Reinvestment of distributions	145	806	71	604
Increase	5,861	$32,436	4,447	$40,619
Class I Shares
Shares sold	1,471,073	$8,161,558	13,071,912	$129,127,228
Reinvestment of distributions	261,274	1,487,623	212,963	1,805,924
Shares reacquired	(177,556)	(1,053,230)	(32,336)	(318,823)
Increase	1,554,791	$8,595,951	13,252,539	$130,614,329
Class R2 Shares
Shares sold	-	$-	1,001	$10,015
Reinvestment of distributions	16.398	93	15	124
Increase	16.398	$93	1,016	$10,139
Class R3 Shares
Shares sold	-	$-	1,001	$10,015
Reinvestment of distributions	17	95	15	127
Increase	17	$95	1,016	$10,142

# For the period June 23, 2008 (commencement of investment operations) to October 31, 2008.

Notes to Financial Statements (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	750,999	$5,201,451	1,831,975	$24,728,396
Converted from Class B*	66,195	456,905	114,183	1,484,252
Reinvestment of distributions	68,844	445,422	1,425,383	21,822,603
Shares reacquired	(1,766,923)	(12,079,996)	(4,208,791)	(54,129,328)
Decrease	(880,885)	$(5,976,218)	(837,250)	$(6,094,077)
Class B Shares
Shares sold	166,307	$1,095,335	360,881	$4,615,651
Reinvestment of distributions	-	-	310,602	4,540,278
Shares reacquired	(365,696)	(2,378,425)	(780,572)	(9,426,856)
Converted to Class A*	(69,309)	(456,905)	(119,942)	(1,484,252)
Decrease	(268,698)	$(1,739,995)	(229,031)	$(1,755,179)
Class C Shares
Shares sold	281,568	$1,849,446	539,176	$6,694,006
Reinvestment of distributions	-	-	321,173	4,669,000
Shares reacquired	(428,817)	(2,782,666)	(938,774)	(11,106,697)
Increase (decrease)	(147,249)	$(933,220)	(78,425)	$256,309
Class F Shares
Shares sold	37,921	$228,211	54,233	$639,342
Reinvestment of distributions	237	1,515	80	1,224
Shares reacquired	(17,445)	(119,135)	(38,174)	(428,484)
Increase	20,713	$110,591	16,139	$212,082
Class I Shares
Shares sold	1,087,174	$7,841,521	6,906,152	$91,742,605
Reinvestment of distributions	217,245	1,433,816	1,175,589	18,421,481
Shares reacquired	(1,234,023)	(8,413,955)	(1,361,662)	(21,937,288)
Increase (decrease)	70,396	$861,382	(6,720,079)	$88,226,798
Class P Shares
Shares sold	20,764	$147,005	88,196	$1,244,376
Reinvestment of distributions	121	797	15,855	245,279
Shares reacquired	(61,553)	(430,076)	(82,046)	(984,365)
Increase (decrease)	(40,668)	$(282,274)	22,005	$505,290
Class R2 Shares
Shares sold	405.551	$2,778	3,641	$54,915
Reinvestment of distributions	21.000	136	80	1,219
Shares reacquired	(1.000)	(12)	-	-
Increase	425.551	$2,902	3,721	$56,134
Class R3 Shares
Shares sold	11,524	$80,872	2,945	$28,137
Reinvestment of distributions	42	272	80	1,220
Shares reacquired	(385)	(2,697)	(508)	(6,222)
Increase	11,181	$78,447	2,517	$23,135

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

LARGE CAP VALUE FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,757,519	$12,562,877	1,095,769	$11,691,510
Converted from Class B*	39,728	213,844	6,451	75,254
Reinvestment of distributions	48,015	307,293	323,433	3,907,048
Shares reacquired	(1,146,191)	(7,886,179)	(792,396)	(8,478,304)
Increase	699,071	$5,197,835	633,257	$7,195,508
Class B Shares
Shares sold	154,280	$1,104,708	122,702	$1,334,394
Reinvestment of distributions	2,799	17,715	37,772	449,487
Shares reacquired	(85,889)	(601,466)	(110,644)	(1,178,722)
Converted to Class A*	(40,211)	(213,844)	(6,564)	(75,254)
Increase	30,979	$307,113	43,266	$529,905
Class C Shares
Shares sold	342,378	$2,392,953	279,734	$3,035,973
Reinvestment of distributions	5,005	31,685	61,434	731,641
Shares reacquired	(209,850)	(1,392,544)	(264,799)	(2,913,010)
Increase	137,533	$1,032,094	76,369	$854,604
Class F Shares
Shares sold	42,464	$227,740	2,748	$30,102
Reinvestment of distributions	85	541	122	1,471
Shares reacquired	(3,209)	(20,759)	(342)	(2,859)
Increase	39,340	$207,522	2,528	$28,714
Class I Shares
Shares sold	23,960	$172,757	583,088	$6,960,243
Reinvestment of distributions	50,216	322,389	193,213	2,343,670
Shares reacquired	(87,466)	(525,667)	(202,366)	(2,654,815)
Increase (decrease)	(13,290)	$(30,521)	573,935	$6,649,098
Class P Shares
Shares sold	3,017	$20,017	-	$-
Reinvestment of distributions	26	165	198	2,402
Shares reacquired	(3,017)	(20,181)	-	-
Increase	26	$1	198	$2,402

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

VALUE OPPORTUNITIES FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,612,799	$60,112,730	6,283,749	$77,513,951
Converted from Class B*	23,640	208,935	7,897	97,466
Reinvestment of distributions	20,748	168,886	347,900	4,543,577
Shares reacquired	(3,851,380)	(32,354,561)	(4,925,239)	(59,363,070)
Increase	2,805,807	$28,135,990	1,714,307	$22,791,924
Class B Shares
Shares sold	258,420	$2,318,368	780,006	$9,542,674
Reinvestment of distributions	-	-	31,873	411,162
Shares reacquired	(164,037)	(1,419,751)	(379,679)	(4,617,429)
Converted to Class A*	(24,072)	(208,935)	(8,013)	(97,466)
Increase	70,311	$689,682	424,187	$5,238,941
Class C Shares
Shares sold	1,451,148	$12,886,551	1,911,403	$23,418,539
Reinvestment of distributions	-	-	117,129	1,510,958
Shares reacquired	(821,410)	(7,156,752)	(1,227,457)	(14,492,884)
Increase	629,738	$5,729,799	801,075	$10,436,613
Class F Shares
Shares sold	2,997,641	$25,214,137	478,671	$5,866,758
Reinvestment of distributions	3,577	28,977	30	389
Shares reacquired	(377,714)	(3,367,551)	(60,018)	(644,064)
Increase	2,623,504	$21,875,563	418,683	$5,223,083
Class I Shares
Shares sold	595,291	$5,101,088	4,257,083	$54,578,011
Reinvestment of distributions	52,227	425,647	189,880	2,487,429
Shares reacquired	(510,910)	(4,453,521)	(821,326)	(9,097,062)
Increase	136,608	$1,073,214	3,625,637	$47,968,378
Class P Shares
Shares sold	41,734	$374,923	130,190	$1,683,576
Reinvestment of distributions	-	-	13,467	175,471
Shares reacquired	(52,621)	(468,766)	(185,451)	(2,007,725)
Decrease	(10,887)	$(93,843)	(41,794)	$(148,678)
Class R2 Shares
Shares sold	16,192	$140,809	45,949	$568,783
Reinvestment of distributions	-	-	29	377
Shares reacquired	(622)	(5,538)	(43,364)	(421,400)
Increase	15,570	$135,271	2,614	$147,760
Class R3 Shares
Shares sold	104,516	$947,071	234,232	$2,781,128
Reinvestment of distributions	163	1,323	788	10,258
Shares reacquired	(36,598)	(332,046)	(52,052)	(623,534)
Increase	68,081	$616,348	182,968	$2,167,852

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

14. SUBSEQUENT EVENT

On June 4, 2009, the Board of Trustees approved a name change for All Value Fund. Effective July 1, 2009, All Value Fund will change its name to "Lord Abbett Fundamental Equity Fund."

Investments In Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2009, Alpha Strategy Fund's long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.13%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	19.83%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	10.04%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	10.03%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	10.00%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	20.09%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	9.88%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2009, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
American Superconductor Corp.	1.98%
EnerNOC, Inc.	1.89%
Riverbed Technology, Inc.	1.56%
Synaptics, Inc.	1.56%
Thoratec Corp.	1.42%
VistaPrint Ltd.	1.37%
MYR Group, Inc.	1.33%
Aeropostale, Inc.	1.31%
lululemon athletica, Inc.	1.27%
Silicon Laboratories, Inc.	1.25%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	3.17%
Consumer Discretionary	27.32%
Consumer Staples	2.36%
Financial Services	7.41%
Healthcare	16.07%
Materials & Processing	2.31%
Other Energy	8.16%
Producer Durables	7.11%
Technology	22.68%
Utilities	1.57%
Short-Term Investment	1.84%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
China Zhongwang Holdings Ltd.	1.79%
Rheinmetall AG	1.78%
Azimut Holding SpA	1.68%
Intertek Group plc	1.55%
Symrise GmbH & Co. AG	1.46%
Terna-Rete Elettrica Nationale SpA	1.45%
Gerresheimer AG	1.41%
Fresenius Medical Care AG & Co. ADR	1.40%
Davide Campari-Milano SpA	1.40%
Syngenta AG	1.39%
Holdings by Sector*	% of Investments
Basic Materials	13.42%
Consumer Cyclical	12.67%
Consumer Non-Cyclical	8.86%
Diversified Financials	5.47%
Energy	6.36%
Healthcare	7.43%
Industrial Goods & Services	14.28%
Non-Property Financials	5.80%
Property & Property Services	4.10%
Technology	8.28%
Telecommunications	0.46%
Transportation	2.82%
Utilities	5.47%
Short-Term Investment	4.58%
Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
EnerNOC, Inc.	2.80%
Riverbed Technology, Inc.	2.43%
VNUS Medical Technologies, Inc.	2.38%
BJ's Restaurants, Inc.	2.15%
Eurand NV	2.05%
Art Technology Group, Inc.	2.01%
Aruba Networks, Inc.	1.86%
Monolithic Power Systems, Inc.	1.86%
MYR Group, Inc.	1.79%
Synaptics, Inc.	1.79%
Holdings by Sector*	% of Investments
Auto & Transportation	2.13%
Consumer Discretionary	21.29%
Consumer Staples	3.24%
Financial Services	4.98%
Healthcare	22.33%
Materials & Processing	2.91%
Other Energy	6.68%
Producer Durables	4.99%
Technology	28.10%
Short Term Investment	3.35%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Medical Action Industries, Inc.	3.62%
Overhill Farms, Inc.	3.56%
Monro Muffler Brake, Inc.	2.81%
Radiant Systems, Inc.	2.51%
Chesapeake Utilities Corp.	2.39%
PetMed Express, Inc.	2.30%
Orion Marine Group, Inc.	2.11%
Odyssey HealthCare, Inc.	2.11%
Bowne & Co., Inc.	2.01%
Rimage Corp.	1.96%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	4.28%
Consumer Discretionary	23.98%
Consumer Staples	4.88%
Financial Services	10.68%
Healthcare	16.30%
Materials & Processing	10.95%
Other Energy	1.23%
Producer Durables	9.11%
Technology	11.91%
Utilities	3.90%
Short-Term Investment	2.78%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Blend Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.86%
VCA Antech, Inc.	2.60%
Watsco, Inc.	2.57%
OptionsXpress Holdings, Inc.	2.52%
FTI Consulting, Inc.	2.45%
Solera Holdings, Inc.	2.27%
ScanSource, Inc.	2.23%
Sykes Enterprises, Inc.	2.21%
Knight Transportation, Inc.	2.14%
Global Payments, Inc.	2.02%
Holdings by Sector*	% of Investments
Auto & Transportation	5.43%
Consumer Discretionary	14.82%
Consumer Staples	2.72%
Financial Services	12.29%
Healthcare	18.95%
Materials & Processing	11.38%
Other Energy	6.00%
Producer Durables	10.74%
Technology	11.90%
Short-Term Investment	5.77%
Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	3.65%
Anixter International, Inc.	3.25%
Reliance Steel & Aluminum Co.	2.44%
Brinker International, Inc.	2.23%
Financial Federal Corp.	2.18%
ScanSource, Inc.	2.06%
Macrovision Solutions Corp.	1.99%
Baldor Electric Co.	1.93%
Fossil, Inc.	1.69%
New Jersey Resources Corp.	1.66%
Holdings by Sector*	% of Investments
Auto & Transportation	9.51%
Consumer Discretionary	10.13%
Consumer Staples	4.09%
Financial Services	11.73%
Healthcare	9.09%
Materials & Processing	17.36%
Other	1.58%
Other Energy	3.24%
Producer Durables	15.04%
Technology	10.35%
Utilities	5.69%
Short-Term Investment	2.19%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.40%
Fossil, Inc.	2.13%
Macrovision Solutions Corp.	1.97%
Reliance Steel & Aluminum Co.	1.64%
NBTY, Inc.	1.64%
Watson Pharmaceuticals, Inc.	1.61%
PartnerRe Ltd.	1.56%
URS Corp.	1.52%
J.M. Smucker Co. (The)	1.48%
Silgan Holdings, Inc.	1.47%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Transportation	10.45%
Consumer Discretionary	11.65%
Consumer Staples	3.66%
Financial Services	17.97%
Healthcare	8.97%
Integrated Oils	0.39%
Materials & Processing	10.65%
Other	0.97%
Other Energy	4.01%
Producer Durables	10.36%
Technology	9.80%
Utilities	4.22%
Short-Term Investment	6.90%
Total	100.00%

* A sector may comprise several industries.

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the All Value Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods and higher than that of the Lipper Multi-Cap Value Index for each of those periods.

As to the Alpha Strategy Fund, the Board observed that investment approach of the Fund was not common. It considered the performance of the Fund in comparison to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the performance universe for the nine-month period, in the fourth quintile for the one-year and ten-year periods, and in the first quintile for the three-year and five-year periods. The Board also observed that the performance was lower than that of the Lipper Small-Cap Core Index for the nine-month, one-year, and ten-year periods and higher than that of the Index for the three-year and five-year periods.

As to the International Core Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and in the third quintile for the three-year period. The Board also observed that the investment performance was lower than that of the Lipper International Multi-Cap Core Index for the nine-month and one-year periods and higher than that of the Index for the three-year period.

As to the International Dividend Income Fund, the Board noted that the Fund had only commenced investment operations on June 30, 2008 and thus it was not possible to draw definitive conclusions regarding its investment performance or level of expenses. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe and higher than that of the Lipper International Multi-Cap Value Index for the period since inception.

As to the International Opportunities Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month and ten-year periods and in the fourth quintile for the one-year, three-year, and five-year periods. The Board also observed that the investment performance was lower than that that of the Lipper International Small/Mid-Cap Growth Index for each of those periods.

As to the Large-Cap Value Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods and in the fourth quintile for the five-year period. The Board also observed that the investment performance was higher than that of the Lipper Large-Cap Value Index for the nine-month, one-year, and three-year periods and lower than that of the Index for the five-year period.

As to the Value Opportunities Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board observed that the Fund had commenced investment operations in December 2005 and accordingly it was not possible to reach definite conclusions regarding its investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both performance universes and also higher than that of the Lipper Mid-Cap Value Index and the Lipper Mid-Cap Core Index for the nine-month and one-year periods and the period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. As to the All Value Fund, the Board also noted that in

July 2008 one of the Fund's portfolio managers, Edward von der Linde, had left Lord Abbett, with Robert Fetch continuing as portfolio manager for the Fund, assisted by Howard Hansen and Deepak Khanna. In addition, as to the All Value Fund and the Large Cap Value Fund, the Board noted the changes that Lord Abbett had made in July 2008 to realign its existing large and mid-cap equity research resources into a single team supporting those investment disciplines. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the All Value Fund, the Board noted observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were less than one basis point above the median of the peer group and the actual management and administrative service fees were approximately one basis point below the median of the peer group. The Board also observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Class B, Class C, and Class F were approximately six basis points below the median of the peer group, the total expense ratios of Class I and Class P were approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the period and that had it been operational for the entire period the expense ratio of Class R2 would have been approximately eleven basis points higher.

As to Alpha Strategy Fund, the Board considered the management fees and total expenses of the Fund in comparison to two peer groups: the first group consisting of passively managed global multi-cap core and multi-cap value funds of funds and the second consisting of small-cap core funds that are not funds of funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 1.60%, the total expense ratio of Class B and Class C to not more than 2.25%, the total expense ratio of Class F to not more than 1.35%, the total expense ratio of Class I to not more than 1.25%, the total expense ratio of Class P to not more than 1.70%, the total expense ratio of Class R2 to not more than 1.85%, and the total expense ratio of Class R3 to not more than 1.75% and that Lord Abbett proposed to enter into a new management fee waiver agreement through February 28, 2010 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. As to the first peer group, the Board observed that for the eleven months ended September 30, 2008 the contractual and actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first and second peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the eleven months ended September 30, 2008, the total expense ratio of Class A was approximately twenty-one basis points above the median of the first peer group, the total expense ratios of Class B, Class C, and Class R3 were approximately nine basis points above the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately seventeen basis points above the median of the peer group, and the total expense ratio of Class R2 was approximately nineteen basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately fourteen basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately six basis points above the median of the peer group, the total expense ratio of Class I was approximately nineteen basis points above the median of the peer group, the total expense ratio of Class R2 was approximately sixteen basis points above the median of the peer group and the total expense ratio of Class R3 was approximately six basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to the International Core Equity Fund, the Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately twelve basis points below the median of the peer group and the actual management and administrative services fees were approximately thirteen basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2008 the total expense ratios of Class A and Class I were approximately one basis point below the median of the peer group, the total expense ratios of Class B and Class C were approximately eighteen basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point above the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately seven basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately fifty-two basis points and one basis point higher, respectively.

As to the International Dividend Income Fund, the Board noted that the Fund had only commenced investment operations on June 30, 2008 and thus it was not possible to draw definitive conclusions regarding its investment performance or level of expenses. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe and higher than that of the Lipper International Multi-Cap Value Index for the period since inception. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2010 that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, and that the expense reimbursement agreement previously had been approved by the Board. The Board also observed that for the three months ended September 30, 2008 the contractual management and administrative services fees were approximately twenty-two basis points below the median of the peer group and the actual management and administrative services fees were approximately fourteen basis points below the median of the peer group. The Board observed that for the three months ended September 30, 2008 the total expense ratio of Class A was approximately twenty-four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty basis points below the median of the peer group, the total expense ratios of Class F and Class I were approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group.

As to the International Opportunities Fund, the Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately twenty-seven basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2008 the total expense ratios of Class A and Class R3 were approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately six basis points below the median of the peer group, the total expense ratios of Class F and Class P were approximately two basis points above the median of the peer group, the total expense ratio of Class I was approximately six basis points above the median of the peer group, and the total expense ratio of Class R2 was approximately sixteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately one basis point and seven basis points higher, respectively. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

As to the Large-Cap Value Fund, the Board noted that the Board and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 0.95%, the total expense ratios of Class B and Class C to not more than 1.60%, the total expense ratio of Class F to not more than 0.70%, the total expense ratio of Class I to not more than 0.60%, the total expense ratio of Class P to not more than 1.05%, the total expense ratio of Class R2 to not more than 1.20%, and the total expense ratio of Class R3 to not more than 1.10%, but Lord Abbett did not propose to enter into a new expense reimbursement agreement. The Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately thirty-one basis points below the median of the peer group and the actual management and administrative service fees were approximately twenty-nine basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately thirty-five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately forty-three basis points below the median of the peer group, the total expense ratio of Class F was approximately forty-six basis points below the median of the peer group, the total expense ratio of Class I was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of each of those expense ratios would compare to those of the peer group.

As to the Value Opportunities Fund, the Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, but that Lord Abbett did not propose to enter into a new agreement, and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could end at any time. As to the first peer group, the Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately the same as the median of that peer group and the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points above the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately nine basis points below the median of the peer group. As to the second peer group, the Board observed that for the twelve months ended September 30, 2008 the contractual management and administrative services fees were approximately nine basis points below the median of the peer group and the actual management and administrative service fees were approximately four basis points above the median of the peer group. The Board observed that for the twelve months ended September 30, 2008 the total expense ratios of Class A and Class I were approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points below the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately seventeen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that

Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-3-0409

(06/09)

2009

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2009

Lord Abbett Micro Cap Growth Fund
and Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Micro Cap Growth Fund and Micro Cap Value Fund for the six-month period ended April 30, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 through April 30, 2009).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/08 – 4/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$1,040.80	$10.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.42	$10.44
Class I
Actual	$1,000.00	$1,043.00	$9.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.64	$9.25

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.09% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	2.13%
Consumer Discretionary	21.29%
Consumer Staples	3.24%
Financial Services	4.98%
Healthcare	22.33%
Materials & Processing	2.91%
Other Energy	6.68%
Producer Durables	4.99%
Technology	28.10%
Short-Term Investment	3.35%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/08	4/30/09	11/1/08 – 4/30/09
Class A
Actual	$1,000.00	$930.30	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.40	$10.49
Class I
Actual	$1,000.00	$931.70	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.64	$9.25

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2009

Sector*	%**
Auto & Transportation	4.28%
Consumer Discretionary	23.98%
Consumer Staples	4.88%
Financial Services	10.68%
Healthcare	16.30%
Materials & Processing	10.95%
Other Energy	1.23%
Producer Durables	9.11%
Technology	11.91%
Utilities	3.90%
Short-Term Investment	2.78%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.34%
Advertising Agency 1.29%
Constant Contact, Inc.*	43,672	$696
Auto Components 1.37%
Spartan Motors, Inc.	33,100	267
Westport Innovations, Inc. (Canada)*(a)	93,780	473
Total		740
Banks 1.27%
Pinnacle Financial Partners, Inc.*	14,100	251
Texas Capital Bancshares, Inc.*	31,000	434
Total		685
Beverage: Brewers (Wineries) 0.79%
Boston Beer Co., Inc. (The) Class A*	15,900	423
Beverage: Soft Drinks 1.45%
Peet's Coffee & Tea, Inc.*	28,600	780
Biotechnology Research & Production 3.40%
Acorda Therapeutics, Inc.*	19,458	386
Array BioPharma, Inc.*	83,500	245
Cypress Bioscience, Inc.*	47,100	339
Genomic Health, Inc.*	38,200	860
Total		1,830
Communications Technology 6.21%
Aruba Networks, Inc.*	215,200	1,009
Infinera Corp.*	2,746	23
Riverbed Technology, Inc.*	71,900	1,317
ShoreTel, Inc.*	33,400	167
Switch and Data Facilities Co., Inc.*	71,600	828
Total		3,344

Investments	Shares	Value (000)
Computer Services, Software & Systems 12.64%
3PAR, Inc.*	103,382	$792
Art Technology Group, Inc.*	346,400	1,088
Commvault Systems, Inc.*	33,400	416
Compellent Technologies, Inc.*	29,100	325
comScore, Inc.*	32,861	419
GSI Commerce, Inc.*	53,119	755
Netezza Corp.*	112,400	909
NetSuite, Inc.*	46,281	647
Perficient, Inc.*	20,200	141
Rosetta Stone, Inc.*	3,916	117
Synchronoss Technologies, Inc.*	41,610	553
Taleo Corp. Class A*	10,100	121
Ultimate Software Group, Inc. (The)*	27,900	523
Total		6,806
Computer Technology 3.06%
STEC, Inc.*	43,100	414
Synaptics, Inc.*	29,788	968
VanceInfo Technologies, Inc. ADR*	33,072	263
Total		1,645
Construction 0.76%
Orion Marine Group, Inc.*	27,262	408
Diversified Financial Services 1.57%
Evercore Partners, Inc.	44,679	844
Diversified Manufacturing 1.66%
Hexcel Corp.*	48,300	463
Koppers Holdings, Inc.	22,700	430
Total		893

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2009

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 2.70%
Eurand NV (Netherlands)*(a)	100,779	$1,109
Optimer Pharmaceuticals, Inc.*	24,600	344
Total		1,453
Education Services 1.19%
American Public Education, Inc.*	7,000	252
K12, Inc.*	22,112	389
Total		641
Electrical Equipment & Components 2.35%
AZZ, Inc.*	9,500	294
MYR Group, Inc.*	65,101	971
Total		1,265
Electronics: Medical Systems 2.83%
DexCom, Inc.*	137,372	615
Luminex Corp.*	24,000	394
Somanetics Corp.*	31,800	515
Total		1,524
Electronics: Semi-Conductors/Components 5.69%
Cavium Networks, Inc.*	64,200	808
IPG Photonics Corp.*	26,336	294
Monolithic Power Systems, Inc.*	54,500	1,008
NetLogic Microsystems, Inc.*	29,262	954
Total		3,064
Energy: Miscellaneous 3.59%
Clean Energy Fuels Corp.*	49,021	415
EnerNOC, Inc.*	86,835	1,517
Total		1,932
Financial Information Services 1.23%
Bankrate, Inc.*	26,428	661

Investments	Shares	Value (000)
Foods 1.04%
Zhongpin, Inc. (China)*(a)	63,669	$557
Health & Personal Care 4.68%
CardioNet, Inc.*	31,142	646
HMS Holdings Corp.*	20,862	625
IPC The Hospitalist Co.*	36,206	664
LHC Group, Inc.*	11,100	253
Phase Forward, Inc.*	23,201	331
Total		2,519
Hotel/Motel 1.63%
Home Inns & Hotels Management, Inc. ADR*	63,550	876
Identification Control & Filter Devices 0.85%
Energy Recovery, Inc.*	57,977	457
Investment Management Companies 0.94%
Westwood Holdings Group, Inc.	12,853	507
Machinery: Industrial/Specialty 1.82%
Chart Industries, Inc.*	29,757	412
Colfax Corp.*	66,078	570
Total		982
Machinery: Oil Well Equipment & Services 1.53%
Natural Gas Services Group, Inc.*	46,500	464
T-3 Energy Services, Inc.*	26,900	361
Total		825
Medical & Dental Instruments & Supplies 6.06%
Hansen Medical, Inc.*	50,120	269
Insulet Corp.*	84,700	487
Orthovita, Inc.*	133,200	392
Synovis Life Technologies, Inc.*	27,000	410

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2009

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies (continued)
VNUS Medical Technologies, Inc.*	58,192	$1,289
Volcano Corp.*	31,300	413
Total		3,260
Medical Services 1.49%
Bio-Reference Laboratories, Inc.*	31,251	802
Metal Fabricating 0.51%
RBC Bearings, Inc.*	14,828	274
Miscellaneous: Business & Consumer Discretionary 2.03%
Knot, Inc. (The)*	60,591	549
MercadoLibre, Inc. (Argentina)*(a)	19,900	544
Total		1,093
Miscellaneous: Healthcare 1.34%
MedAssets, Inc.*	41,946	723
Miscellaneous: Technology 0.69%
Vocus, Inc.*	21,947	373
Oil: Crude Producers 1.60%
Carrizo Oil & Gas, Inc.*	51,600	636
GMX Resources, Inc.*	12,300	135
Rex Energy Corp.*	24,300	93
Total		864
Restaurants 4.43%
BJ's Restaurants, Inc.*	70,707	1,166
Buffalo Wild Wings, Inc.*	24,100	941
California Pizza Kitchen, Inc.*	7,516	118
McCormick & Schmick's Seafood Restaurants, Inc.*	22,712	161
Total		2,386

Investments	Shares	Value (000)
Retail 5.90%
Blue Nile, Inc.*	10,498	$447
hhgregg, Inc.*	45,300	752
Hibbett Sports, Inc.*	38,400	801
Lumber Liquidators, Inc.*	11,000	164
Monro Muffler Brake, Inc.	25,400	634
Shutterfly, Inc.*	10,400	133
Zumiez, Inc.*	20,400	246
Total		3,177
Services: Commercial 2.74%
Exponent, Inc.*	14,527	405
Kforce, Inc.*	62,307	680
TrueBlue, Inc.*	40,000	388
Total		1,473
Textiles Apparel Manufacturers 2.24%
lululemon athletica, Inc. (Canada)*(a)	57,566	803
True Religion Apparel, Inc.*	25,450	401
Total		1,204
Truckers 0.77%
Marten Transport Ltd.*	19,900	413
Total Common Stocks (cost $49,366,430)		52,399

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.38%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $1,855,000 of U.S. Treasury Bill at 0.08% due 5/14/2009; value: $1,855,000; proceeds: $1,818,464 (cost $1,818,463)	$1,818	$1,818
Total Investments in Securities 100.72% (cost $51,184,893)		54,217
Liabilities in Excess of Other Assets (0.72%)		(390)
Net Assets 100.00%		$53,827

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.49%
Auto Parts: Original Equipment 1.48%
Amerigon, Inc.*	173,368	$980
Banks 3.73%
Bryn Mawr Bank Corp.	42,582	836
Pennsylvania Commerce Bancorp, Inc.*	48,677	1,076
Southwest Bancorp, Inc.	80,723	553
Total		2,465
Beverage: Brewers (Wineries) 1.32%
Boston Beer Co., Inc. (The) Class A*	32,700	870
Biotechnology Research & Production 1.16%
Cypress Bioscience, Inc.*	106,300	765
Chemicals 3.66%
Balchem Corp.	35,000	871
LSB Industries, Inc.*	76,100	912
Quaker Chemical Corp.	53,900	631
Total		2,414
Communications Technology 0.71%
Anaren, Inc.*	36,300	472
Computer Services, Software & Systems 4.33%
INX, Inc.*	91,700	316
Mercury Computer Systems, Inc.*	14,952	121
Radiant Systems, Inc.*	223,527	1,647
TechTeam Global, Inc.*	149,159	774
Total		2,858
Computer Technology 1.95%
Rimage Corp.*	87,400	1,287
Construction 3.91%
Great Lakes Dredge & Dock Co.	187,225	741

Investments	Shares	Value (000)
Orion Marine Group, Inc.*	92,200	$1,381
Sterling Construction Co., Inc.*	24,400	458
Total		2,580
Diversified Financial Services 1.71%
American Physicians Service Group, Inc.	56,131	1,128
Electrical & Electronics 0.90%
Methode Electronics, Inc.	98,500	593
Electrical Equipment & Components 1.83%
MYR Group, Inc.*	81,000	1,208
Electrical: Household Appliance 0.60%
National Presto Industries, Inc.	5,600	399
Electronics 1.42%
II-VI, Inc.*	39,000	935
Electronics: Medical Systems 3.33%
Affymetrix, Inc.*	135,100	634
Cardiac Science Corp.*	60,324	178
Somanetics Corp.*	62,300	1,010
TomoTherapy, Inc.*	145,400	375
Total		2,197
Electronics: Semi-Conductors/Components 1.63%
Ikanos Communications, Inc.*	237,200	349
Techwell, Inc.*	98,500	726
Total		1,075
Engineering & Contracting Services 1.78%
Layne Christensen Co.*	26,514	574
Michael Baker Corp.*	17,900	601
Total		1,175
Foods 3.53%
Overhill Farms, Inc.*	529,557	2,330

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Forms & Bulk Printing Services 1.52%
Multi-Color Corp.	84,561	$1,004
Health & Personal Care 3.88%
IPC The Hospitalist Co.*	35,542	651
Odyssey HealthCare, Inc.*	133,200	1,380
Psychemedics Corp.	88,454	531
Total		2,562
Healthcare Facilities 1.91%
Capital Senior Living Corp.*	128,492	508
Skilled Healthcare Group, Inc. Class A*	86,000	751
Total		1,259
Healthcare Management Services 2.06%
American Dental Partners, Inc.*	145,500	1,010
Healthspring, Inc.*	38,184	352
Total		1,362
Identification Control & Filter Devices 1.71%
Flanders Corp.*	212,700	1,129
Industrial Products 0.50%
A.M. Castle & Co.	34,300	332
Insurance: Property-Casualty 1.84%
Donegal Group, Inc.	83,033	1,216
Jewelry, Watches & Gemstones 0.69%
Movado Group, Inc.	49,600	455
Machinery: Industrial/Specialty 1.59%
EnPro Industries, Inc.*	28,200	450
Tennant Co.	40,300	599
Total		1,049
Machinery: Oil Well Equipment & Services 0.45%
Pioneer Drilling Co.*	59,886	299

Investments	Shares	Value (000)
Manufacturing 0.62%
Standex International Corp.	29,600	$411
Medical & Dental Instruments & Supplies 3.84%
Cutera, Inc.*	26,642	167
Medical Action Industries, Inc.*	244,298	2,370
Total		2,537
Miscellaneous: Technology 0.88%
CTS Corp.	95,700	581
Office Furniture & Business Equipment 0.87%
Electronics for Imaging, Inc.*	58,700	576
Oil: Crude Producers 0.77%
Approach Resources, Inc.*	71,400	507
Pollution Control & Environmental Services 1.91%
Perma-Fix Environmental Services, Inc.*	92,522	207
Team, Inc.*	73,300	1,053
Total		1,260
Printing & Copying Services 2.00%
Bowne & Co., Inc.	257,767	1,317
Railroad Equipment 1.77%
Portec Rail Products, Inc.	145,690	1,166
Real Estate Investment Trusts 0.86%
LaSalle Hotel Properties	47,600	569
Rental & Leasing Services: Commercial 2.45%
Marlin Business Services Corp.*	174,459	557
McGrath RentCorp	50,200	1,061
Total		1,618

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2009

Investments	Shares	Value (000)
Restaurants 3.17%
Benihana, Inc. Class A*	130,200	$681
Red Robin Gourmet Burgers, Inc.*	26,000	638
Rubio's Restaurants, Inc.*	144,619	774
Total		2,093
Retail 9.42%
America's Car-Mart, Inc.*	24,500	397
Central Garden & Pet Co.*	111,353	1,071
Hibbett Sports, Inc.*	15,400	321
Monro Muffler Brake, Inc.	73,750	1,842
PetMed Express, Inc.*	92,600	1,506
Rush Enterprises, Inc. Class B*	97,350	1,083
Total		6,220
Services: Commercial 5.49%
Barrett Business Services, Inc.	81,700	817
COMSYS IT Partners, Inc.*	29,100	154
Exponent, Inc.*	41,539	1,159
ICF International, Inc.*	42,900	1,180
Standard Parking Corp.*	20,600	314
Total		3,624
Textiles Apparel Manufacturers 1.35%
FGX International Holdings Ltd.*	51,000	588
lululemon athletica, Inc. (Canada)*(a)	21,600	301
Total		889
Toys 1.09%
RC2 Corp.*	63,400	717
Truckers 1.00%
Marten Transport Ltd.*	31,803	660

Investments	Shares	Value (000)
Utilities: Gas Distributors 2.37%
Chesapeake Utilities Corp.	53,400	$1,564
Utilities: Water 1.50%
Connecticut Water Service, Inc.	18,200	377
Consolidated Water Co., Ltd.	45,700	613
Total		990
Total Common Stocks (cost $77,037,857)		63,697
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.76%
Repurchase Agreement
Repurchase Agreement dated 4/30/2009, 0.01% due 5/1/2009 with State Street Bank & Trust Co. collateralized by $1,860,000 of U.S. Treasury Bill at 0.08% due 5/14/2009; value: $1,860,000; proceeds: $1,821,671 (cost $1,821,671)	$1,822	$1,822
Total Investments in Securities 99.25% (cost $78,859,528)		65,519
Other Assets in Excess of Liabilities 0.75%		495
Net Assets 100.00%		$66,014

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities (unaudited)

April 30, 2009

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$51,184,893	$78,859,528
Investments in securities, at value	$54,216,571	$65,518,630
Receivables:
Interest and dividends	1,524	24,456
Investment securities sold	2,034,882	2,020,028
Capital shares sold	53,707	87,875
From advisor (See Note 3)	10,964	8,687
Prepaid expenses and other assets	–	7,233
Total assets	56,317,648	67,666,909
LIABILITIES:
Payables:
Investment securities purchased	2,336,347	1,440,445
Capital shares reacquired	46,222	73,886
Management fee	60,930	73,522
12b-1 distribution fees	2,022	4,028
Fund administration	1,625	1,961
Trustees' fees	3,389	5,036
To affiliates (See Note 3)	12,595	11,988
Accrued expenses and other liabilities	27,111	41,581
Total liabilities	2,490,241	1,652,447
NET ASSETS	$53,827,407	$66,014,462
COMPOSITION OF NET ASSETS:
Paid-in capital	$76,703,796	$100,684,349
Accumulated net investment loss	(442,492)	(161,697)
Accumulated net realized loss on investments	(25,465,575)	(21,167,292)
Net unrealized appreciation (depreciation) on investments	3,031,678	(13,340,898)
Net Assets	$53,827,407	$66,014,462
Net assets by class:
Class A Shares	$9,213,512	$19,164,506
Class I Shares	$44,613,895	$46,849,956
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	975,896	1,217,266
Class I Shares	4,597,416	2,914,591
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.44	$15.74
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.02	$16.70
Class I Shares–Net asset value	$9.70	$16.07

See Notes to Financial Statements.
12

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2009

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$19,967	$402,767
Interest and other	133	201
Total investment income	20,100	402,968
Expenses:
Management fee	364,671	436,992
12b-1 distribution plan–Class A	9,973	21,327
Shareholder servicing	7,158	11,255
Professional	18,393	18,521
Reports to shareholders	7,036	8,899
Fund administration	9,725	11,653
Custody	2,518	3,152
Trustees' fees	1,127	1,383
Registration	12,084	12,388
Subsidy (See Note 3)	92,058	89,065
Other	1,110	1,249
Gross expenses	525,853	615,884
Expense reductions (See Note 7)	(145)	(171)
Expenses reimbursed by advisor (See Note 3)	(65,958)	(55,429)
Net expenses	459,750	560,284
Net investment loss	(439,650)	(157,316)
Net realized and unrealized gain (loss):
Net realized loss on investments	(11,406,634)	(15,137,026)
Net change in unrealized depreciation on investments	15,148,895	11,320,815
Net realized and unrealized gain (loss)	3,742,261	(3,816,211)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,302,611	$(3,973,527)

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

	Micro Cap Growth Fund
	For the Six Months
	Ended April 30, 2009	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2008
Operations:
Net investment loss	$(439,650)	$(1,102,504)
Net realized loss on investments	(11,406,634)	(13,930,109)
Net change in unrealized appreciation/depreciation on investments	15,148,895	(23,143,767)
Net increase (decrease) in net assets resulting from operations	3,302,611	(38,176,380)
Distributions to shareholders from:
Net realized gain
Class A	–	(195,277)
Class I	–	(1,104,441)
Total distributions to shareholders	–	(1,299,718)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	6,698,748	26,755,338
Reinvestment of distributions	–	1,299,607
Cost of shares reacquired	(5,773,892)	(5,324,160)
Net increase in net assets resulting from capital share transactions	924,856	22,730,785
Net increase (decrease) in net assets	4,227,467	(16,745,313)
NET ASSETS
Beginning of period	$49,599,940	$66,345,253
End of period	$53,827,407	$49,599,940
Accumulated net investment loss	$(442,492)	$(2,842)

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

	Micro Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment loss	$(157,316)	$(653,248)
Net realized loss on investments	(15,137,026)	(6,117,155)
Net change in unrealized appreciation/depreciation on investments	11,320,815	(29,859,546)
Net decrease in net assets resulting from operations	(3,973,527)	(36,629,949)
Distributions to shareholders from:
Net realized gain
Class A	–	(1,797,707)
Class I	–	(3,981,689)
Total distributions to shareholders	–	(5,779,396)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	5,730,252	27,823,082
Reinvestment of distributions	–	5,779,387
Cost of shares reacquired	(1,147,201)	(9,012,702)
Net increase in net assets resulting from capital share transactions	4,583,051	24,589,767
Net increase (decrease) in net assets	609,524	(17,819,578)
NET ASSETS
Beginning of period	$65,404,938	$83,224,516
End of period	$66,014,462	$65,404,938
Accumulated net investment loss	$(161,697)	$(4,381)

See Notes to Financial Statements.
15

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007		2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.07		$17.36	$14.18		$14.24	$11.88	$10.87
Investment operations:
Net investment loss(a)	(.08)		(.24)	(.26)		(.24)	(.25)	(.23)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	(b)	–	–	–
Net realized and unrealized gain (loss)	.45		(7.71)	5.83		2.05	2.96	1.24
Total from investment operations	.37		(7.95)	5.57		1.81	2.71	1.01
Distributions to shareholders from:
Net realized gain	–		(.34)	(2.39)		(1.87)	(.35)	–
Net asset value, end of period	$9.44		$9.07	$17.36		$14.18	$14.24	$11.88
Total Return(c)	4.08	%(d)	(46.57)%	45.19	%(e)	14.29%	23.21%	9.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.04	%(d)	2.09%	2.10%		2.10%	2.10%	2.10%
Expenses, including expense reductions and expenses reimbursed	1.04	%(d)	2.09%	2.09%		2.10%	2.10%	2.10%
Expenses, excluding expense reductions and expenses reimbursed	1.17	%(d)	2.23%	2.48%		3.26%	2.51%	2.52%
Net investment loss	(.99	)%(d)	(1.88)%	(1.76)%		(1.83)%	(1.92)%	(1.91)%
Supplemental Data:
Net assets, end of period (000)	$9,214		$5,264	$9,882		$5,445	$5,938	$4,726
Portfolio turnover rate	62.01	%(d)	173.93%	205.25%		222.48%	64.79%	79.07%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
16

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007		2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.31		$17.76	$14.43		$14.43	$12.00	$10.96
Investment operations:
Net investment loss(a)	(.07)		(.22)	(.24)		(.22)	(.22)	(.20)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	(b)	–	–	–
Net realized and unrealized gain (loss)	.46		(7.89)	5.96		2.09	3.00	1.24
Total from investment operations	.39		(8.11)	5.72		1.87	2.78	1.04
Distributions to shareholders from:
Net realized gain	–		(.34)	(2.39)		(1.87)	(.35)	–
Net asset value, end of period	$9.70		$9.31	$17.76		$14.43	$14.43	$12.00
Total Return(c)	4.30	%(d)	(46.41)%	45.49	%(e)	14.56%	23.57%	9.49%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	0.92	%(d)	1.84%	1.85%		1.85%	1.85%	1.85	%†
Expenses, including expense reductions and expenses reimbursed	0.92	%(d)	1.84%	1.84%		1.85%	1.85%	1.85	%†
Expenses, excluding expense reductions and expenses reimbursed	1.05	%(d)	1.98%	2.04%		3.04%	2.25%	2.27	%†
Net investment loss	(.87	)%(d)	(1.64)%	(1.52)%		(1.59)%	(1.67)%	(1.66	)%†
Supplemental Data:
Net assets, end of period (000)	$44,614		$44,336	$56,463		$1,699	$1,221	$1,018
Portfolio turnover rate	62.01	%(d)	173.93%	205.25%		222.48%	64.79%	79.07%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

(e) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.
17

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.94		$28.90	$28.67	$26.96	$23.89	$21.43
Investment operations:
Net investment loss(a)	(.05)		(.22)	(.28)	(.34)	(.32)	(.27)
Net realized and unrealized gain (loss)	(1.15)		(9.79)	4.89	5.18	6.12	4.31
Total from investment operations	(1.20)		(10.01)	4.61	4.84	5.80	4.04
Distributions to shareholders from:
Net investment income	–		–	–	–	–	(.30)
Net realized gain	–		(1.95)	(4.38)	(3.13)	(2.73)	(1.28)
Total distributions	–		(1.95)	(4.38)	(3.13)	(2.73)	(1.58)
Net asset value, end of period	$15.74		$16.94	$28.90	$28.67	$26.96	$23.89
Total Return(b)	(6.97	)%(c)	(36.82)%	18.84%	20.09%	26.45%	20.08%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.04	%(c)	2.09%	2.09%	2.10%	2.10%	2.10%
Expenses, including expense reductions and expenses reimbursed	1.04	%(c)	2.08%	2.09%	2.10%	2.10%	2.10%
Expenses, excluding expense reductions and expenses reimbursed	1.13	%(c)	2.14%	2.20%	2.45%	2.35%	2.27%
Net investment loss	(.35	)%(c)	(.95)%	(1.05)%	(1.29)%	(1.30)%	(1.22)%
Supplemental Data:
Net assets, end of period (000)	$19,165		$17,522	$25,561	$18,156	$15,384	$10,838
Portfolio turnover rate	22.28	%(c)	56.70%	37.11%	50.45%	34.59%	36.97%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
18

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2009		Year Ended 10/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$17.27		$29.36	$28.99	$27.17	$24.00	$21.53
Investment operations:
Net investment loss(a)	(.03)		(.16)	(.20)	(.28)	(.26)	(.22)
Net realized and unrealized gain (loss)	(1.17)		(9.98)	4.95	5.23	6.16	4.32
Total from investment operations	(1.20)		(10.14)	4.75	4.95	5.90	4.10
Distributions to shareholders from:
Net investment income	–		–	–	–	–	(.35)
Net realized gain	–		(1.95)	(4.38)	(3.13)	(2.73)	(1.28)
Total distributions	–		(1.95)	(4.38)	(3.13)	(2.73)	(1.63)
Net asset value, end of period	$16.07		$17.27	$29.36	$28.99	$27.17	$24.00
Total Return(b)	(6.83	)%(c)	(36.68)%	19.16%	20.38%	26.78%	20.36%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.92	%(c)	1.84%	1.83%	1.85%	1.85%	1.85%†
Expenses, including expense reductions and expenses reimbursed	.92	%(c)	1.83%	1.83%	1.85%	1.85%	1.85%†
Expenses, excluding expense reductions and expenses reimbursed	1.01	%(c)	1.89%	1.93%	2.20%	2.11%	2.02%†
Net investment loss	(.23	)%(c)	(.70)%	(.71)%	(1.05)%	(1.06)%	(.97 )%†
Supplemental Data:
Net assets, end of period (000)	$46,850		$47,883	$57,664	$3,872	$3,627	$1,763
Portfolio turnover rate	22.28	%(c)	56.70%	37.11%	50.45%	34.59%	36.97%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
19

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund"), Class A and I shares and Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund"), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. A contingent deferred sales charge ("CDSC") may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions). Class I shares are not subject to any sales charges.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

20

Notes to Financial Statements (unaudited)(continued)

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended October 31, 2005 through October 31, 2008. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

21

Notes to Financial Statements (unaudited)(continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing each Fund's investments carried at value:

	Micro Cap Growth Fund	Micro Cap Value Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 — Quoted Prices	$54,216,571	$65,518,630
Total	$54,216,571	$65,518,630

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period November 1, 2008 through February 28, 2009, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the rates below. Effective March 1, 2009, Lord Abbett has voluntarily agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

The Funds, along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the "Alpha Strategy Fund") of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on

22

Notes to Financial Statements (unaudited)(continued)

each Fund's Statement of Operations and Payable to affiliate on each Fund's Statement of Assets and Liabilities.

As of April 30, 2009, the percentages of Micro Cap Growth Fund's and Micro Cap Value Fund's outstanding shares owned by Alpha Strategy Fund were 77.65% and 63.13%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon each Fund's average daily net assets attributable to Class A at an annual rate of .25%.

Class I does not have a distribution plan.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008	Six Months Ended 4/30/2009 (unaudited)	Year Ended 10/31/2008
Distributions paid from:
Ordinary income	$–	$1,108,968	$–	$1,524,520
Net long-term capital gains	–	190,750	–	4,254,876
Total distributions paid	$–	$1,299,718	$–	$5,779,396

As of October 31, 2008 the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
Micro Cap Growth Fund	$13,362,204	$13,362,204
Micro Cap Value Fund	6,079,744	6,079,744

23

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$51,881,630	$78,810,050
Gross unrealized gain	7,048,402	5,892,550
Gross unrealized loss	(4,713,461)	(19,183,970)
Net unrealized security gain (loss)	$2,334,941	$(13,291,420)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2009 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$30,999,092	$30,233,526
Micro Cap Value Fund	16,850,789	12,836,725

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2009.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the

24

Notes to Financial Statements (unaudited)(continued)

Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

MICRO CAP GROWTH FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	465,115	$3,358,850	172,478	$2,485,190
Reinvestment of distributions	–	–	12,942	195,166
Shares reacquired	(69,801)	(613,591)	(174,184)	(2,493,666)
Increase	395,314	$2,745,259	11,236	$186,690
Class I Shares
Shares sold	460,557	$3,339,898	1,781,415	$24,270,148
Reinvestment of distributions	–	–	71,531	1,104,441
Shares reacquired	(627,004)	(5,160,301)	(267,651)	(2,830,494)
Increase (decrease)	(166,447)	$(1,820,403)	1,585,295	$22,544,095

25

Notes to Financial Statements (unaudited)(concluded)

MICRO CAP VALUE FUND

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	231,529	$3,239,107	252,134	$6,171,305
Reinvestment of distributions	–	–	71,650	1,797,698
Shares reacquired	(48,849)	(725,593)	(173,549)	(4,119,019)
Increase	182,680	$2,513,514	150,235	$3,849,984
Class I Shares
Shares sold	172,177	$2,491,145	885,106	$21,651,777
Reinvestment of distributions	–	–	156,022	3,981,689
Shares reacquired	(30,246)	(421,608)	(232,275)	(4,893,683)
Increase	141,931	$2,069,537	808,853	$20,739,783

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund's financial statements and disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

26

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board noted the difficulty of comparing the Micro-Cap Value Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class I shares of the Fund was in the third quintile of the performance universe for the nine-month and one-year periods and in the first quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for the nine-month period and higher than

27

that of the Index for the one-year, three-year, and five-year periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other class of the Fund's shares.

The Board noted the difficulty of comparing the Micro-Cap Growth Fund to an appropriate performance universe and peer expense group, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in comparison to a performance universe of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile for the nine-month and one-year periods and in the first quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for the nine-month and one-year periods and higher than that of the Index for the three-year and five-year periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other class of the Fund's shares.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Micro-Cap Value Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds. The Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately fifty-one basis points above the median of the peer group. The Board also observed that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class I to 1.85%, but that Lord Abbett did not propose to enter into a new agreement, and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately forty-six basis points above the median of the peer group and the total expense ratio of Class I was approximately forty-eight basis points above the median of the peer group. The Board also observed that the Fund was offered only to institutional investors, employees of Lord Abbett, and the Alpha Strategy Fund. The Board also

28

considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Micro-Cap Growth Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 2.10% and the total expense ratio of Class I to not more than 1.85%, but that Lord Abbett did not propose to enter into a new agreement, and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the eleven months ended September 30, 2008 the contractual management and administrative services fees were approximately thirty-seven basis points above the median of the peer group and the actual management and administrative services fees were approximately fifty-one basis points above the median of the peer group. The Board observed that for the eleven months ended September 30, 2008 the total expense ratio of Class A was approximately forty-eight basis points above the median of the peer group and the total expense ratio of Class I was approximately fifty basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group. The Board also observed the Fund was offered only to institutional investors, employees of Lord Abbett, and the Alpha Strategy Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and the Distributor

29

for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

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Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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LAMCVF-3-0409
(06/09)

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2009